UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Real Estate Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Simon Property Group, Inc.	8.5
Prologis, Inc.	7.8
AvalonBay Communities, Inc.	6.0
Boston Properties, Inc.	6.0
Public Storage	5.8
Essex Property Trust, Inc.	5.0
Ventas, Inc.	4.5
UDR, Inc.	4.0
Welltower, Inc.	3.6
Equity Lifestyle Properties, Inc.	3.2
54.4

Top Five REIT Sectors as of January 31, 2019

% of fund's net assets
REITs - Apartments	19.5
REITs - Office Property	14.3
REITs - Health Care	10.4
REITs - Diversified	9.9
REITs - Regional Malls	9.7

Asset Allocation (% of fund's net assets)

As of January 31, 2019
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.1%
REITs - Apartments - 19.5%
AvalonBay Communities, Inc.	174,340	$33,633,673
Equity Residential (SBI)	241,009	17,487,613
Essex Property Trust, Inc.	102,947	27,919,226
Invitation Homes, Inc.	336,900	7,576,881
UDR, Inc.	508,500	22,246,875
		108,864,268
REITs - Diversified - 9.9%
Clipper Realty, Inc.	170,800	2,211,860
Digital Realty Trust, Inc.	94,100	10,194,794
Duke Realty Corp.	491,400	14,368,536
Equinix, Inc.	34,800	13,711,200
Vornado Realty Trust	86,900	6,075,179
Washington REIT (SBI)	358,700	9,093,045
		55,654,614
REITs - Health Care - 10.4%
Healthcare Realty Trust, Inc.	403,400	13,025,786
Ventas, Inc.	392,705	25,325,545
Welltower, Inc.	257,019	19,916,402
		58,267,733
REITs - Hotels - 6.3%
Braemar Hotels & Resorts, Inc.	303,800	3,378,256
Host Hotels & Resorts, Inc.	209,034	3,775,154
Pebblebrook Hotel Trust (a)	226,400	7,256,120
RLJ Lodging Trust	668,600	12,402,530
Sunstone Hotel Investors, Inc.	576,900	8,249,670
		35,061,730
REITs - Management/Investment - 0.8%
American Tower Corp.	25,700	4,441,988
REITs - Manufactured Homes - 3.2%
Equity Lifestyle Properties, Inc.	168,703	17,862,274
REITs - Office Property - 14.3%
Alexandria Real Estate Equities, Inc.	130,400	17,174,984
Boston Properties, Inc.	254,247	33,527,552
Douglas Emmett, Inc.	279,900	10,588,617
Highwoods Properties, Inc. (SBI)	398,500	17,661,520
SL Green Realty Corp.	10,400	961,272
		79,913,945
REITs - Regional Malls - 9.7%
Simon Property Group, Inc.	261,850	47,688,122
Taubman Centers, Inc.	128,200	6,384,360
		54,072,482
REITs - Shopping Centers - 6.2%
Acadia Realty Trust (SBI)	353,271	10,149,476
Cedar Realty Trust, Inc.	1,163,770	4,061,557
DDR Corp.	584,350	7,637,455
Urban Edge Properties	616,941	12,597,935
		34,446,423
REITs - Storage - 7.4%
CubeSmart	288,500	8,929,075
Public Storage	153,350	32,589,942
		41,519,017
REITs - Warehouse/Industrial - 9.4%
Americold Realty Trust	144,100	4,225,012
Prologis, Inc.	627,154	43,373,971
Terreno Realty Corp.	124,400	5,018,296
		52,617,279

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		542,721,753

Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Hilton Grand Vacations, Inc. (b)	93,600	2,839,824
Hilton Worldwide Holdings, Inc.	69,600	5,183,808
		8,023,632
Household Durables - 0.4%
Homebuilding - 0.4%
D.R. Horton, Inc.	60,600	2,330,070
Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Howard Hughes Corp. (b)	23,100	2,565,024
TOTAL COMMON STOCKS
(Cost $412,749,881)		555,640,479

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)
(Cost $553,350)	553,295	553,350
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $413,303,231)		556,193,829
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,036,307
NET ASSETS - 100%		$559,230,136

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,983
Fidelity Securities Lending Cash Central Fund	692
Total	$87,675

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $544,850) — See accompanying schedule: Unaffiliated issuers (cost $412,749,881)	$555,640,479
Fidelity Central Funds (cost $553,350)	553,350
Total Investment in Securities (cost $413,303,231)		$556,193,829
Receivable for investments sold		6,881,092
Receivable for fund shares sold		421,128
Dividends receivable		66,848
Distributions receivable from Fidelity Central Funds		9,859
Prepaid expenses		5,858
Other receivables		60,783
Total assets		563,639,397
Liabilities
Payable to custodian bank	$310,101
Payable for investments purchased	295,721
Payable for fund shares redeemed	2,692,508
Accrued management fee	240,995
Distribution and service plan fees payable	109,832
Other affiliated payables	118,391
Other payables and accrued expenses	88,363
Collateral on securities loaned	553,350
Total liabilities		4,409,261
Net Assets		$559,230,136
Net Assets consist of:
Paid in capital		$418,459,736
Total distributable earnings (loss)		140,770,400
Net Assets		$559,230,136
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($146,845,066 ÷ 6,833,574 shares)		$21.49
Maximum offering price per share (100/94.25 of $21.49)		$22.80
Class M:
Net Asset Value and redemption price per share ($128,159,206 ÷ 5,971,776 shares)		$21.46
Maximum offering price per share (100/96.50 of $21.46)		$22.24
Class C:
Net Asset Value and offering price per share ($38,866,838 ÷ 1,857,273 shares)(a)		$20.93
Class I:
Net Asset Value, offering price and redemption price per share ($241,137,878 ÷ 11,108,099 shares)		$21.71
Class Z:
Net Asset Value, offering price and redemption price per share ($4,221,148 ÷ 194,417 shares)		$21.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$6,913,471
Income from Fidelity Central Funds		87,675
Total income		7,001,146
Expenses
Management fee	$1,546,842
Transfer agent fees	650,449
Distribution and service plan fees	695,014
Accounting and security lending fees	107,378
Custodian fees and expenses	11,757
Independent trustees' fees and expenses	1,879
Registration fees	25,274
Audit	24,420
Legal	722
Miscellaneous	2,065
Total expenses before reductions	3,065,800
Expense reductions	(11,363)
Total expenses after reductions		3,054,437
Net investment income (loss)		3,946,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,923,909
Fidelity Central Funds	(29)
Foreign currency transactions	(103)
Total net realized gain (loss)		7,923,777
Change in net unrealized appreciation (depreciation) on investment securities		1,828,008
Net gain (loss)		9,751,785
Net increase (decrease) in net assets resulting from operations		$13,698,494

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,946,709	$12,793,658
Net realized gain (loss)	7,923,777	33,476,991
Change in net unrealized appreciation (depreciation)	1,828,008	(35,357,635)
Net increase (decrease) in net assets resulting from operations	13,698,494	10,913,014
Distributions to shareholders	(28,965,938)	–
Distributions to shareholders from net investment income	–	(12,752,889)
Distributions to shareholders from net realized gain	–	(37,943,280)
Total distributions	(28,965,938)	(50,696,169)
Share transactions - net increase (decrease)	(42,657,779)	(207,917,506)
Total increase (decrease) in net assets	(57,925,223)	(247,700,661)
Net Assets
Beginning of period	617,155,359	864,856,020
End of period	$559,230,136	$617,155,359
Other Information
Undistributed net investment income end of period		$2,818,971

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.07	$22.96	$25.93	$22.90	$22.57	$20.92
Income from Investment Operations
Net investment income (loss)A	.14	.37	.33	.37	.30	.31
Net realized and unrealized gain (loss)	.40	.21B	(1.82)	3.61	1.82	2.13
Total from investment operations	.54	.58	(1.49)	3.98	2.12	2.44
Distributions from net investment income	(.39)	(.36)	(.30)	(.36)	(.30)	(.27)
Distributions from net realized gain	(.73)	(1.11)	(1.18)	(.59)	(1.49)	(.52)
Total distributions	(1.12)	(1.47)	(1.48)	(.95)	(1.79)	(.79)
Net asset value, end of period	$21.49	$22.07	$22.96	$25.93	$22.90	$22.57
Total ReturnC,D,E	2.63%	2.55%	(5.63)%	18.33%	9.70%	12.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.10%	1.09%	1.09%	1.10%	1.16%
Expenses net of fee waivers, if any	1.09%H	1.10%	1.09%	1.09%	1.10%	1.16%
Expenses net of all reductions	1.09%H	1.10%	1.08%	1.08%	1.09%	1.15%
Net investment income (loss)	1.34%H	1.70%	1.42%	1.62%	1.32%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$146,845	$161,570	$249,442	$370,408	$327,489	$274,136
Portfolio turnover rateI	50%H	41%	69%	62%	57%	83%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.05	$22.94	$25.90	$22.88	$22.55	$20.91
Income from Investment Operations
Net investment income (loss)A	.12	.32	.27	.32	.25	.26
Net realized and unrealized gain (loss)	.39	.21B	(1.81)	3.60	1.82	2.13
Total from investment operations	.51	.53	(1.54)	3.92	2.07	2.39
Distributions from net investment income	(.37)	(.31)	(.24)	(.30)	(.25)	(.23)
Distributions from net realized gain	(.73)	(1.11)	(1.18)	(.59)	(1.49)	(.52)
Total distributions	(1.10)	(1.42)	(1.42)	(.90)C	(1.74)	(.75)
Net asset value, end of period	$21.46	$22.05	$22.94	$25.90	$22.88	$22.55
Total ReturnD,E,F	2.49%	2.34%	(5.83)%	18.02%	9.46%	12.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.33%	1.33%	1.33%	1.34%	1.37%
Expenses net of fee waivers, if any	1.32%I	1.33%	1.33%	1.33%	1.34%	1.37%
Expenses net of all reductions	1.31%I	1.32%	1.32%	1.32%	1.33%	1.36%
Net investment income (loss)	1.12%I	1.47%	1.18%	1.38%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$128,159	$127,038	$153,285	$199,431	$168,375	$138,783
Portfolio turnover rateJ	50%I	41%	69%	62%	57%	83%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.594 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.54	$22.46	$25.43	$22.49	$22.23	$20.61
Income from Investment Operations
Net investment income (loss)A	.06	.20	.15	.19	.13	.15
Net realized and unrealized gain (loss)	.38	.20B	(1.78)	3.54	1.78	2.10
Total from investment operations	.44	.40	(1.63)	3.73	1.91	2.25
Distributions from net investment income	(.32)	(.21)	(.16)	(.20)	(.16)	(.11)
Distributions from net realized gain	(.73)	(1.11)	(1.18)	(.59)	(1.49)	(.52)
Total distributions	(1.05)	(1.32)	(1.34)	(.79)	(1.65)	(.63)
Net asset value, end of period	$20.93	$21.54	$22.46	$25.43	$22.49	$22.23
Total ReturnC,D,E	2.22%	1.77%	(6.34)%	17.40%	8.85%	11.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.88%H	1.88%	1.86%	1.86%	1.87%	1.90%
Expenses net of fee waivers, if any	1.88%H	1.88%	1.86%	1.86%	1.87%	1.90%
Expenses net of all reductions	1.87%H	1.87%	1.86%	1.85%	1.86%	1.89%
Net investment income (loss)	.56%H	.92%	.65%	.85%	.56%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$38,867	$43,690	$62,551	$86,755	$79,291	$64,822
Portfolio turnover rateI	50%H	41%	69%	62%	57%	83%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.28	$23.17	$26.15	$23.09	$22.74	$21.07
Income from Investment Operations
Net investment income (loss)A	.18	.43	.39	.43	.36	.36
Net realized and unrealized gain (loss)	.40	.21B	(1.83)	3.64	1.83	2.15
Total from investment operations	.58	.64	(1.44)	4.07	2.19	2.51
Distributions from net investment income	(.41)	(.42)	(.36)	(.41)	(.35)	(.32)
Distributions from net realized gain	(.73)	(1.11)	(1.18)	(.59)	(1.49)	(.52)
Total distributions	(1.15)C	(1.53)	(1.54)	(1.01)D	(1.84)	(.84)
Net asset value, end of period	$21.71	$22.28	$23.17	$26.15	$23.09	$22.74
Total ReturnE,F	2.77%	2.84%	(5.36)%	18.61%	9.99%	12.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.82%	.82%	.84%	.85%	.89%
Expenses net of fee waivers, if any	.81%I	.82%	.82%	.83%	.85%	.89%
Expenses net of all reductions	.81%I	.81%	.81%	.83%	.84%	.88%
Net investment income (loss)	1.63%I	1.98%	1.69%	1.87%	1.57%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$241,138	$284,857	$399,578	$422,848	$349,301	$298,932
Portfolio turnover rateJ	50%I	41%	69%	62%	57%	83%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $1.15 per share is comprised of distributions from net investment income of $.414 and distributions from net realized gain of $.731 per share.

 D Total distributions of $1.01 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.594 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Real Estate Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$21.91
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	.65
Total from investment operations	.81
Distributions from net investment income	(.28)
Distributions from net realized gain	(.73)
Total distributions	(1.01)
Net asset value, end of period	$21.71
Total ReturnC,D	3.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G
Expenses net of fee waivers, if any	.65%G
Expenses net of all reductions	.64%G
Net investment income (loss)	2.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,221
Portfolio turnover rateH	50%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $54,586 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$156,586,172
Gross unrealized depreciation	(16,261,821)
Net unrealized appreciation (depreciation)	$140,324,351
Tax cost	$415,869,478

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,669,295 and $203,218,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$186,543	$1,886
Class M	.25%	.25%	308,096	–
Class C	.75%	.25%	200,375	7,878
			$695,014	$9,764

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,493
Class M	1,965
Class C(a)	546
$13,004

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$184,554.25
Class M	134,446.22
Class C	55,996.28
Class I	275,132.21
Class Z	321.05
	$650,449

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,023 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $785 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of from Fidelity Central Funds. Total security lending income during the period amounted to $692.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,109 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,162.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019(a)	Year ended July 31, 2018
Distributions to shareholders
Class A	$7,470,165	$–
Class M	6,325,539	–
Class C	1,940,812	–
Class I	13,059,576	–
Class Z	169,846	–
Total	$28,965,938	$–
From net investment income
Class A	$–	$3,331,946
Class M	–	1,886,568
Class C	–	517,055
Class I	–	7,017,320
Total	$–	$12,752,889
From net realized gain
Class A	$–	$10,241,885
Class M	–	6,686,045
Class C	–	2,729,897
Class I	–	18,285,453
Total	$–	$37,943,280

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019(a)	Year ended July 31, 2018	Six months ended January 31, 2019(a)	Year ended July 31, 2018
Class A
Shares sold	519,909	1,262,391	$10,873,302	$27,206,084
Reinvestment of distributions	353,947	589,388	7,374,289	13,010,989
Shares redeemed	(1,360,237)	(5,396,386)	(29,125,030)	(116,593,147)
Net increase (decrease)	(486,381)	(3,544,607)	$(10,877,439)	$(76,376,074)
Class M
Shares sold	530,805	571,538	$11,350,489	$12,280,331
Reinvestment of distributions	299,665	382,137	6,229,225	8,433,594
Shares redeemed	(619,968)	(1,874,375)	(13,265,192)	(40,727,468)
Net increase (decrease)	210,502	(920,700)	$4,314,522	$(20,013,543)
Class C
Shares sold	62,829	121,070	$1,313,243	$2,559,474
Reinvestment of distributions	93,252	144,584	1,889,253	3,123,837
Shares redeemed	(327,155)	(1,022,590)	(6,833,974)	(21,460,230)
Net increase (decrease)	(171,074)	(756,936)	$(3,631,478)	$(15,776,919)
Class I
Shares sold	1,182,569	3,744,282	$25,127,727	$80,976,845
Reinvestment of distributions	611,560	1,104,959	12,876,774	24,571,000
Shares redeemed	(3,470,087)	(9,312,160)	(74,768,303)	(201,298,815)
Net increase (decrease)	(1,675,958)	(4,462,919)	$(36,763,802)	$(95,750,970)
Class Z
Shares sold	199,247	–	$4,400,425	$–
Reinvestment of distributions	7,734	–	161,245	–
Shares redeemed	(12,564)	–	(261,252)	–
Net increase (decrease)	194,417	–	$4,300,418	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019) for Class A, Class M, Class C and Class I and for the period (October 2, 2018 to January 31, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2019	Expenses Paid During Period-
Class A	1.09%
Actual		$1,000.00	$1,026.30	$5.57-B
Hypothetical-C		$1,000.00	$1,019.71	$5.55-D
Class M	1.32%
Actual		$1,000.00	$1,024.90	$6.74-B
Hypothetical-C		$1,000.00	$1,018.55	$6.72-D
Class C	1.88%
Actual		$1,000.00	$1,022.20	$9.58-B
Hypothetical-C		$1,000.00	$1,015.73	$9.55-D
Class I	.81%
Actual		$1,000.00	$1,027.70	$4.14-B
Hypothetical-C		$1,000.00	$1,021.12	$4.13-D
Class Z	.65%
Actual		$1,000.00	$1,038.70	$2.21-B
Hypothetical-C		$1,000.00	$1,021.93	$3.31-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 122/365 (to reflect the period October 2, 2018 to January 31, 2019) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below.

Fidelity Advisor Real Estate Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2017 and 2018. The Board's discussions with SelectCo regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with SelectCo on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ARE-SANN-0319
1.783109.117

Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor® Communications Equipment Fund

Fidelity Advisor® Consumer Discretionary Fund

Fidelity Advisor® Energy Fund

Fidelity Advisor® Financial Services Fund

Fidelity Advisor® Health Care Fund

Fidelity Advisor® Industrials Fund

Fidelity Advisor® Semiconductors Fund

Fidelity Advisor® Technology Fund

Fidelity Advisor® Utilities Fund

Semi-Annual Report

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Advisor® Biotechnology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Communications Equipment Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Consumer Discretionary Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Energy Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Financial Services Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Health Care Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Industrials Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Semiconductors Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Technology Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor® Utilities Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Biotechnology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Amgen, Inc.	11.9
AbbVie, Inc.	9.4
Vertex Pharmaceuticals, Inc.	9.1
Alexion Pharmaceuticals, Inc.	8.5
Regeneron Pharmaceuticals, Inc.	6.2
Celgene Corp.	4.7
Gilead Sciences, Inc.	4.5
Neurocrine Biosciences, Inc.	2.6
Sarepta Therapeutics, Inc.	2.5
Bristol-Myers Squibb Co.	2.1
61.5

Top Industries (% of fund's net assets)

As of January 31, 2019
Biotechnology	91.5%
Pharmaceuticals	6.7%
Life Sciences Tools & Services	0.4%
Health Care Providers & Services	0.3%
Health Care Technology	0.2%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Biotechnology Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 91.3%
Biotechnology - 91.3%
AbbVie, Inc.	2,874,976	$230,831,823
Abeona Therapeutics, Inc. (a)(b)	955,708	6,489,257
ACADIA Pharmaceuticals, Inc. (a)(b)	838,226	19,094,788
Acceleron Pharma, Inc. (a)	143,307	6,076,217
Acorda Therapeutics, Inc. (a)	807,853	13,434,595
Agios Pharmaceuticals, Inc. (a)(b)	552,443	29,610,945
Alexion Pharmaceuticals, Inc. (a)	1,713,314	210,669,089
Alkermes PLC (a)	166,303	5,466,380
Allakos, Inc. (a)(b)	219,665	8,775,617
Allogene Therapeutics, Inc. (b)	254,607	7,722,230
Alnylam Pharmaceuticals, Inc. (a)	336,210	28,083,621
Amgen, Inc.	1,566,614	293,129,144
Amicus Therapeutics, Inc. (a)	1,265,770	15,239,871
AnaptysBio, Inc. (a)	168,966	11,205,825
Argenx SE ADR (a)	345,100	36,618,561
Array BioPharma, Inc. (a)	1,203,689	22,472,874
Ascendis Pharma A/S sponsored ADR (a)	437,806	31,285,617
Atara Biotherapeutics, Inc. (a)	692,124	26,300,712
Audentes Therapeutics, Inc. (a)	334,000	8,283,200
BeiGene Ltd.	109,800	1,087,794
BeiGene Ltd. ADR (a)	45,500	5,891,340
Biogen, Inc. (a)	104,611	34,917,060
bluebird bio, Inc. (a)	166,166	22,171,529
Blueprint Medicines Corp. (a)	531,661	38,327,441
Celgene Corp. (a)	1,308,644	115,762,648
Clovis Oncology, Inc. (a)(b)	107,025	2,714,154
Crinetics Pharmaceuticals, Inc. (a)(b)	401,907	10,562,116
Emergent BioSolutions, Inc. (a)	92,514	5,771,948
Exact Sciences Corp. (a)	459,882	41,426,171
Exelixis, Inc. (a)	265,747	6,263,657
FibroGen, Inc. (a)	755,145	42,854,479
Genomic Health, Inc. (a)	83,438	6,325,435
Gilead Sciences, Inc.	1,600,617	112,059,196
Global Blood Therapeutics, Inc. (a)	326,318	15,633,895
Gritstone Oncology, Inc. (b)	390,600	4,999,680
Halozyme Therapeutics, Inc. (a)	299,031	4,838,322
Heron Therapeutics, Inc. (a)	552,631	14,865,774
Immunomedics, Inc. (a)(b)	289,499	4,281,690
Insmed, Inc. (a)	560,700	13,630,617
Intercept Pharmaceuticals, Inc. (a)	177,404	21,409,115
Ionis Pharmaceuticals, Inc. (a)	596,838	34,616,604
Ironwood Pharmaceuticals, Inc. Class A (a)	294,575	4,023,895
Kezar Life Sciences, Inc. (b)	437,019	7,827,010
La Jolla Pharmaceutical Co. (a)(b)	795,306	4,803,648
Ligand Pharmaceuticals, Inc. Class B (a)(b)	45,812	5,410,397
Mirati Therapeutics, Inc. (a)(b)	315,820	20,869,386
Myriad Genetics, Inc. (a)	169,800	4,786,662
Natera, Inc. (a)	159,600	2,168,964
Neurocrine Biosciences, Inc. (a)	721,252	63,628,851
Principia Biopharma, Inc.	124,544	3,774,929
Protagonist Therapeutics, Inc. (a)	192,401	1,568,068
PTC Therapeutics, Inc. (a)	126,709	3,944,451
Regeneron Pharmaceuticals, Inc. (a)	356,131	152,876,354
REGENXBIO, Inc. (a)	87,486	3,845,885
Repligen Corp. (a)	108,427	6,181,423
Sage Therapeutics, Inc. (a)	267,015	38,073,669
Sarepta Therapeutics, Inc. (a)	434,181	60,659,428
Scholar Rock Holding Corp.	391,809	5,920,234
Seattle Genetics, Inc. (a)	103,420	7,904,391
Spark Therapeutics, Inc. (a)	271,333	12,975,144
Twist Bioscience Corp.	234,357	5,149,644
United Therapeutics Corp. (a)	79,480	9,166,428
Vanda Pharmaceuticals, Inc. (a)	184,479	5,004,915
Vertex Pharmaceuticals, Inc. (a)	1,177,494	224,795,380
Xencor, Inc. (a)	375,526	13,556,489
Y-mAbs Therapeutics, Inc.	360,900	7,427,322
Zymeworks, Inc. (a)	355,126	5,657,157
		2,253,201,155
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
G1 Therapeutics, Inc. (a)	385,500	8,245,845
Precipio, Inc. (a)(c)	450	86
		8,245,931
Life Sciences Tools & Services - 0.4%
Life Sciences Tools & Services - 0.4%
Morphosys AG sponsored ADR	397,244	10,344,234
Pharmaceuticals - 6.7%
Pharmaceuticals - 6.7%
Adimab LLC (c)(d)(e)	285,956	11,618,392
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	2,739,575
Akcea Therapeutics, Inc. (a)	171,000	4,545,180
Bristol-Myers Squibb Co.	1,069,600	52,806,152
Chiasma, Inc. warrants 12/16/24 (a)	81,298	67,771
Kolltan Pharmaceuticals, Inc. rights (a)(e)	1,610,391	16
MyoKardia, Inc. (a)	390,446	16,156,655
Nektar Therapeutics (a)	418,098	17,702,269
NeurogesX, Inc. (a)(e)	150,000	2
RPI International Holdings LP (a)(c)(e)	12,210	1,843,222
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	254,867
The Medicines Company (a)(b)	422,235	9,757,851
Theravance Biopharma, Inc. (a)(b)	490,800	12,785,340
Xeris Pharmaceuticals, Inc. (b)	646,200	8,969,256
Zogenix, Inc. (a)	560,759	24,533,206
		163,779,754
TOTAL COMMON STOCKS
(Cost $1,942,894,534)		2,435,571,074

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
Biotechnology - 0.2%
Biotechnology - 0.2%
Axcella Health, Inc. Series C (a)(c)(e)	341,857	3,818,543
Immunocore Ltd. Series A (a)(c)(e)	17,149	1,687,172
		5,505,715
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(e)	213,402	774,649
Series B 8.00% (a)(c)(e)	693,558	2,517,616
		3,292,265
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(e)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		8,797,999

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(e)	151,084	995,644
TOTAL PREFERRED STOCKS
(Cost $9,988,211)		9,793,643

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 2.43% (f)	24,855,926	24,860,898
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	93,925,956	93,935,348
TOTAL MONEY MARKET FUNDS
(Cost $118,790,360)		118,796,246
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $2,071,673,105)		2,564,160,963
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(95,995,909)
NET ASSETS - 100%		$2,468,165,054

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,255,343 or 0.9% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,348,114
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
RPI International Holdings LP	5/21/15	$1,439,559
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$335,760
Fidelity Securities Lending Cash Central Fund	552,005
Total	$887,765

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,435,571,074	$2,412,809,791	$6,305,209	$16,456,074
Preferred Stocks	9,793,643	--	--	9,793,643
Money Market Funds	118,796,246	118,796,246	--	--
Total Investments in Securities:	$2,564,160,963	$2,531,606,037	$6,305,209	$26,249,717

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$30,498,190
Total Realized Gain (Loss)	6,361,378
Total Unrealized Gain (Loss)	(9,301,657)
Cost of Purchases	--
Proceeds of Sales	(17,764,268)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$9,793,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2019	$(1,605,124)
Other Investments in Securities
Beginning Balance	$21,053,430
Total Realized Gain (Loss)	2,940,614
Total Unrealized Gain (Loss)	(3,445,112)
Cost of Purchases	475,782
Proceeds of Sales	(4,568,640)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,456,074
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2019	$(3,445,112)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $93,652,737) — See accompanying schedule: Unaffiliated issuers (cost $1,952,882,745)	$2,445,364,717
Fidelity Central Funds (cost $118,790,360)	118,796,246
Total Investment in Securities (cost $2,071,673,105)		$2,564,160,963
Restricted cash		220
Receivable for fund shares sold		2,951,230
Dividends receivable		2,939,692
Distributions receivable from Fidelity Central Funds		110,437
Prepaid expenses		23,830
Other receivables		121,761
Total assets		2,570,308,133
Liabilities
Payable for investments purchased	$471,779
Payable for fund shares redeemed	5,605,740
Accrued management fee	1,089,553
Distribution and service plan fees payable	586,675
Other affiliated payables	434,420
Other payables and accrued expenses	50,328
Collateral on securities loaned	93,904,584
Total liabilities		102,143,079
Net Assets		$2,468,165,054
Net Assets consist of:
Paid in capital		$1,983,113,187
Total distributable earnings (loss)		485,051,867
Net Assets		$2,468,165,054
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($670,672,508 ÷ 25,762,207 shares)		$26.03
Maximum offering price per share (100/94.25 of $26.03)		$27.62
Class M:
Net Asset Value and redemption price per share ($127,182,056 ÷ 5,174,743 shares)		$24.58
Maximum offering price per share (100/96.50 of $24.58)		$25.47
Class C:
Net Asset Value and offering price per share ($486,331,331 ÷ 21,841,379 shares)(a)		$22.27
Class I:
Net Asset Value, offering price and redemption price per share ($1,162,055,137 ÷ 42,065,538 shares)		$27.62
Class Z:
Net Asset Value, offering price and redemption price per share ($21,924,022 ÷ 793,404 shares)		$27.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$11,911,198
Income from Fidelity Central Funds (including $552,005 from security lending)		887,765
Total income		12,798,963
Expenses
Management fee	$6,939,618
Transfer agent fees	2,465,399
Distribution and service plan fees	3,748,569
Accounting and security lending fees	392,916
Custodian fees and expenses	36,884
Independent trustees' fees and expenses	8,315
Registration fees	91,748
Audit	37,951
Legal	10,767
Interest	783
Miscellaneous	8,564
Total expenses before reductions	13,741,514
Expense reductions	(130,248)
Total expenses after reductions		13,611,266
Net investment income (loss)		(812,303)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,915,847
Fidelity Central Funds	4,592
Foreign currency transactions	2,902
Total net realized gain (loss)		127,923,341
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(251,730,477)
Fidelity Central Funds	(3,394)
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		(251,733,880)
Net gain (loss)		(123,810,539)
Net increase (decrease) in net assets resulting from operations		$(124,622,842)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(812,303)	$(15,559,526)
Net realized gain (loss)	127,923,341	147,763,435
Change in net unrealized appreciation (depreciation)	(251,733,880)	208,112,601
Net increase (decrease) in net assets resulting from operations	(124,622,842)	340,316,510
Distributions to shareholders	(56,953,794)	–
Total distributions	(56,953,794)	–
Share transactions - net increase (decrease)	(118,693,493)	(237,264,870)
Total increase (decrease) in net assets	(300,270,129)	103,051,640
Net Assets
Beginning of period	2,768,435,183	2,665,383,543
End of period	$2,468,165,054	$2,768,435,183
Other Information
Accumulated net investment loss end of period		$(8,149,824)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Biotechnology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.80	$24.45	$21.39	$31.43	$20.19	$17.25
Income from Investment Operations
Net investment income (loss)A	–B	(.14)	(.15)C	(.16)	(.20)	(.13)
Net realized and unrealized gain (loss)	(1.18)	3.49	3.21	(8.48)	12.04	3.12
Total from investment operations	(1.18)	3.35	3.06	(8.64)	11.84	2.99
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.59)	–	–	(1.40)	(.60)	(.05)
Total distributions	(.59)	–	–	(1.40)	(.60)	(.05)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$26.03	$27.80	$24.45	$21.39	$31.43	$20.19
Total ReturnD,E,F	(4.14)%	13.70%	14.31%	(28.55)%	59.66%	17.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.06%	1.05%	1.05%	1.04%	1.08%
Expenses net of fee waivers, if any	1.03%I	1.06%	1.05%	1.05%	1.04%	1.08%
Expenses net of all reductions	1.02%I	1.06%	1.04%	1.04%	1.04%	1.08%
Net investment income (loss)	(.03)%I	(.53)%	(.69)%C	(.69)%	(.75)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$670,673	$766,303	$787,802	$1,080,733	$1,560,528	$602,625
Portfolio turnover rateJ	66%I	45%	30%	29%	26%	50%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.71) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.32	$23.22	$20.39	$30.06	$19.39	$16.63
Income from Investment Operations
Net investment income (loss)A	(.04)	(.21)	(.21)B	(.22)	(.27)	(.19)
Net realized and unrealized gain (loss)	(1.11)	3.31	3.04	(8.10)	11.54	3.00
Total from investment operations	(1.15)	3.10	2.83	(8.32)	11.27	2.81
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.59)	–	–	(1.35)	(.60)	(.05)
Total distributions	(.59)	–	–	(1.35)	(.60)	(.05)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.58	$26.32	$23.22	$20.39	$30.06	$19.39
Total ReturnD,E,F	(4.26)%	13.35%	13.88%	(28.75)%	59.17%	16.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.38%	1.38%	1.37%	1.35%	1.41%
Expenses net of fee waivers, if any	1.35%I	1.38%	1.38%	1.37%	1.35%	1.41%
Expenses net of all reductions	1.34%I	1.38%	1.38%	1.37%	1.34%	1.40%
Net investment income (loss)	(.34)%I	(.84)%	(1.02)%B	(1.01)%	(1.05)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$127,182	$135,879	$127,734	$131,928	$196,393	$95,945
Portfolio turnover rateJ	66%I	45%	30%	29%	26%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.05) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.96	$21.23	$18.71	$27.78	$18.04	$15.53
Income from Investment Operations
Net investment income (loss)A	(.09)	(.29)	(.27)B	(.29)	(.35)	(.25)
Net realized and unrealized gain (loss)	(1.01)	3.02	2.79	(7.46)	10.69	2.81
Total from investment operations	(1.10)	2.73	2.52	(7.75)	10.34	2.56
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.59)	–	–	(1.32)	(.60)	(.05)
Total distributions	(.59)	–	–	(1.32)	(.60)	(.05)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$22.27	$23.96	$21.23	$18.71	$27.78	$18.04
Total ReturnD,E,F	(4.47)%	12.86%	13.47%	(29.06)%	58.43%	16.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.80%	1.79%	1.80%	1.79%	1.83%
Expenses net of fee waivers, if any	1.77%I	1.80%	1.79%	1.80%	1.79%	1.83%
Expenses net of all reductions	1.76%I	1.80%	1.79%	1.79%	1.79%	1.83%
Net investment income (loss)	(.77)%I	(1.27)%	(1.43)%B	(1.44)%	(1.49)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$486,331	$558,420	$593,489	$665,036	$956,495	$359,967
Portfolio turnover rateJ	66%I	45%	30%	29%	26%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.46) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.42	$25.80	$22.52	$32.95	$21.10	$17.97
Income from Investment Operations
Net investment income (loss)A	.03	(.07)	(.10)B	(.10)	(.14)	(.08)
Net realized and unrealized gain (loss)	(1.24)	3.69	3.38	(8.89)	12.60	3.26
Total from investment operations	(1.21)	3.62	3.28	(8.99)	12.46	3.18
Distributions from net investment income	–	–	–	–	–C	–
Distributions from net realized gain	(.59)	–	–	(1.44)	(.60)	(.05)
Total distributions	(.59)	–	–	(1.44)	(.61)D	(.05)
Redemption fees added to paid in capitalA	–	–	–C	–E	–C	–C
Net asset value, end of period	$27.62	$29.42	$25.80	$22.52	$32.95	$21.10
Total ReturnF,G	(4.01)%	14.03%	14.56%	(28.32)%	60.00%	17.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.79%	.78%	.78%	.78%	.81%
Expenses net of fee waivers, if any	.76%J	.79%	.78%	.78%	.78%	.81%
Expenses net of all reductions	.75%J	.79%	.77%	.78%	.77%	.80%
Net investment income (loss)	.24%J	(.26)%	(.42)%B	(.42)%	(.48)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,162,055	$1,307,833	$1,156,358	$908,234	$1,403,666	$465,889
Portfolio turnover rateE	66%J	45%	30%	29%	26%	50%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.61 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.604 per share.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Biotechnology Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$30.06
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(1.89)
Total from investment operations	(1.84)
Distributions from net investment income	–
Distributions from net realized gain	(.59)
Total distributions	(.59)
Net asset value, end of period	$27.63
Total ReturnC,D	(6.02)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G
Expenses net of fee waivers, if any	.63%G
Expenses net of all reductions	.62%G
Net investment income (loss)	.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,924
Portfolio turnover rateH	66%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Cisco Systems, Inc.	24.7
Nokia Corp. sponsored ADR	11.1
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	8.7
Arista Networks, Inc.	5.0
Motorola Solutions, Inc.	4.9
F5 Networks, Inc.	4.5
Ciena Corp.	3.4
Lumentum Holdings, Inc.	3.2
Arris International PLC	2.8
Juniper Networks, Inc.	2.8
71.1

Top Industries (% of fund's net assets)

As of January 31, 2019
Communications Equipment	94.4%
Semiconductors & Semiconductor Equipment	2.0%
Media	1.0%
Electronic Equipment & Components	0.8%
All Others*	1.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Communications Equipment Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Communications Equipment - 94.4%
Communications Equipment - 94.4%
ADTRAN, Inc.	18,226	$265,735
Applied Optoelectronics, Inc. (a)(b)	6,473	112,501
Arista Networks, Inc. (a)	7,286	1,564,887
Arris International PLC (a)	27,619	866,960
CalAmp Corp. (a)	11,597	167,113
Ciena Corp. (a)	27,582	1,050,598
Cisco Systems, Inc.	163,396	7,726,997
CommScope Holding Co., Inc. (a)	31,501	658,686
Comtech Telecommunications Corp.	10,897	272,098
EchoStar Holding Corp. Class A (a)	10,735	439,920
Extreme Networks, Inc. (a)	33,473	253,056
F5 Networks, Inc. (a)	8,798	1,416,038
Finisar Corp. (a)	24,448	556,925
Harmonic, Inc. (a)	38,857	205,554
Infinera Corp. (a)	43,237	190,243
InterDigital, Inc.	6,033	439,263
Juniper Networks, Inc.	33,178	860,637
Lumentum Holdings, Inc. (a)	20,623	1,008,671
Motorola Solutions, Inc.	13,079	1,529,066
NETGEAR, Inc. (a)	2,800	110,908
NetScout Systems, Inc. (a)	16,198	420,014
Nokia Corp. sponsored ADR (b)	547,042	3,473,717
Plantronics, Inc.	10,661	413,540
Quantenna Communications, Inc. (a)	19,121	285,668
Sierra Wireless, Inc. (a)	26,500	412,641
Sonus Networks, Inc. (a)	40,084	223,669
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	305,378	2,720,918
Ubiquiti Networks, Inc. (b)	7,050	762,881
ViaSat, Inc. (a)(b)	8,306	520,703
Viavi Solutions, Inc. (a)	52,002	578,262
		29,507,869
Electronic Equipment & Components - 0.8%
Electronic Components - 0.8%
Casa Systems, Inc. (a)	21,688	252,448
Media - 1.0%
Cable & Satellite - 1.0%
Comcast Corp. Class A	8,530	311,942
Semiconductors & Semiconductor Equipment - 2.0%
Semiconductors - 2.0%
Acacia Communications, Inc. (a)	14,271	620,931
TOTAL COMMON STOCKS
(Cost $25,600,800)		30,693,190

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 2.43% (c)	348,231	348,300
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	3,212,220	3,212,542
TOTAL MONEY MARKET FUNDS
(Cost $3,560,842)		3,560,842
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $29,161,642)		34,254,032
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(3,009,525)
NET ASSETS - 100%		$31,244,507

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,849
Fidelity Securities Lending Cash Central Fund	2,454
Total	$8,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.1%
Finland	11.1%
Sweden	8.7%
United Kingdom	2.8%
Canada	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,056,811) — See accompanying schedule: Unaffiliated issuers (cost $25,600,800)	$30,693,190
Fidelity Central Funds (cost $3,560,842)	3,560,842
Total Investment in Securities (cost $29,161,642)		$34,254,032
Receivable for investments sold		404,019
Receivable for fund shares sold		78,801
Dividends receivable		1,090
Distributions receivable from Fidelity Central Funds		2,098
Prepaid expenses		146
Other receivables		199
Total assets		34,740,385
Liabilities
Payable for investments purchased	$208,639
Payable for fund shares redeemed	13,745
Accrued management fee	14,305
Distribution and service plan fees payable	9,164
Other affiliated payables	7,148
Other payables and accrued expenses	30,252
Collateral on securities loaned	3,212,625
Total liabilities		3,495,878
Net Assets		$31,244,507
Net Assets consist of:
Paid in capital		$27,098,828
Total distributable earnings (loss)		4,145,679
Net Assets		$31,244,507
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,053,849 ÷ 818,839 shares)		$14.72
Maximum offering price per share (100/94.25 of $14.72)		$15.62
Class M:
Net Asset Value and redemption price per share ($5,372,687 ÷ 380,636 shares)		$14.12
Maximum offering price per share (100/96.50 of $14.12)		$14.63
Class C:
Net Asset Value and offering price per share ($5,841,837 ÷ 455,181 shares)(a)		$12.83
Class I:
Net Asset Value, offering price and redemption price per share ($7,976,134 ÷ 519,394 shares)		$15.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$143,692
Income from Fidelity Central Funds (including $2,454 from security lending)		8,303
Total income		151,995
Expenses
Management fee	$71,992
Transfer agent fees	36,742
Distribution and service plan fees	52,695
Accounting and security lending fees	5,316
Custodian fees and expenses	7,432
Independent trustees' fees and expenses	77
Registration fees	47,583
Audit	22,438
Legal	29
Miscellaneous	134
Total expenses before reductions	244,438
Expense reductions	(39,292)
Total expenses after reductions		205,146
Net investment income (loss)		(53,151)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(719,470)
Fidelity Central Funds	(93)
Foreign currency transactions	(226)
Total net realized gain (loss)		(719,789)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	547,899
Assets and liabilities in foreign currencies	(161)
Total change in net unrealized appreciation (depreciation)		547,738
Net gain (loss)		(172,051)
Net increase (decrease) in net assets resulting from operations		$(225,202)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(53,151)	$5,520
Net realized gain (loss)	(719,789)	1,373,163
Change in net unrealized appreciation (depreciation)	547,738	757,729
Net increase (decrease) in net assets resulting from operations	(225,202)	2,136,412
Distributions to shareholders	(912,371)	–
Distributions to shareholders from net investment income	–	(27,072)
Distributions to shareholders from net realized gain	–	(595,291)
Total distributions	(912,371)	(622,363)
Share transactions - net increase (decrease)	11,122,669	1,462,219
Redemption fees	–	967
Total increase (decrease) in net assets	9,985,096	2,977,235
Net Assets
Beginning of period	21,259,411	18,282,176
End of period	$31,244,507	$21,259,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Communications Equipment Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.17	$13.69	$12.09	$12.57	$11.94	$10.22
Income from Investment Operations
Net investment income (loss)A	(.02)	.03	.07	.09	.02	.04B
Net realized and unrealized gain (loss)	.01C	2.08	1.76	(.20)	.64	1.68
Total from investment operations	(.01)	2.11	1.83	(.11)	.66	1.72
Distributions from net investment income	–	(.04)D	(.05)	–	(.03)	–
Distributions from net realized gain	(.44)	(.59)D	(.18)	(.37)	–	–
Total distributions	(.44)	(.63)	(.23)	(.37)	(.03)	–
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$14.72	$15.17	$13.69	$12.09	$12.57	$11.94
Total ReturnF,G,H	.02%	15.86%	15.24%	(.53)%	5.54%	16.83%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.69%K	1.76%	1.78%	2.10%	1.90%	1.96%
Expenses net of fee waivers, if any	1.40%K	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39%K	1.39%	1.39%	1.40%	1.39%	1.39%
Net investment income (loss)	(.25)%K	.21%	.56%	.81%	.16%	.40%B
Supplemental Data
Net assets, end of period (000 omitted)	$12,054	$8,860	$6,247	$4,536	$4,806	$4,725
Portfolio turnover rateL	103%K	60%	71%	29%	60%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.59	$13.18	$11.65	$12.15	$11.55	$9.91
Income from Investment Operations
Net investment income (loss)A	(.04)	–	.04	.06	(.01)	.02B
Net realized and unrealized gain (loss)	.01C	2.00	1.69	(.20)	.62	1.62
Total from investment operations	(.03)	2.00	1.73	(.14)	.61	1.64
Distributions from net investment income	–	(.02)D	(.02)	–	(.01)	–
Distributions from net realized gain	(.44)	(.57)D	(.18)	(.36)	–	–
Total distributions	(.44)	(.59)	(.20)	(.36)	(.01)	–
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$14.12	$14.59	$13.18	$11.65	$12.15	$11.55
Total ReturnF,G,H	(.11)%	15.69%	14.94%	(.83)%	5.24%	16.55%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.01%K	2.11%	2.11%	2.41%	2.19%	2.25%
Expenses net of fee waivers, if any	1.65%K	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%K	1.64%	1.64%	1.65%	1.64%	1.64%
Net investment income (loss)	(.50)%K	(.04)%	.31%	.56%	(.09)%	.14%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,373	$4,943	$4,236	$3,674	$4,029	$3,995
Portfolio turnover rateL	103%K	60%	71%	29%	60%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$12.10	$10.74	$11.27	$10.76	$9.28
Income from Investment Operations
Net investment income (loss)A	(.07)	(.07)	(.02)	.01	(.07)	(.04)B
Net realized and unrealized gain (loss)	–C	1.84	1.56	(.19)	.58	1.52
Total from investment operations	(.07)	1.77	1.54	(.18)	.51	1.48
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.44)	(.53)	(.18)	(.35)	–	–
Total distributions	(.44)	(.53)	(.18)	(.35)	–	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$12.83	$13.34	$12.10	$10.74	$11.27	$10.76
Total ReturnD,E,F	(.43)%	15.06%	14.39%	(1.29)%	4.74%	15.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.47%I	2.54%	2.55%	2.86%	2.65%	2.73%
Expenses net of fee waivers, if any	2.15%I	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.15%I	2.14%	2.14%	2.15%	2.14%	2.14%
Net investment income (loss)	(1.00)%I	(.54)%	(.19)%	.06%	(.59)%	(.35)%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,842	$4,684	$3,066	$2,479	$2,966	$2,744
Portfolio turnover rateJ	103%I	60%	71%	29%	60%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Communications Equipment Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.79	$14.22	$12.54	$13.01	$12.35	$10.55
Income from Investment Operations
Net investment income (loss)A	–B	.07	.11	.12	.05	.08C
Net realized and unrealized gain (loss)	.01D	2.16	1.83	(.20)	.67	1.72
Total from investment operations	.01	2.23	1.94	(.08)	.72	1.80
Distributions from net investment income	–	(.05)E	(.08)	–	(.06)	–
Distributions from net realized gain	(.44)	(.61)E	(.18)	(.39)	–	–
Total distributions	(.44)	(.66)	(.26)	(.39)	(.06)	–
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$15.36	$15.79	$14.22	$12.54	$13.01	$12.35
Total ReturnF,G	.15%	16.21%	15.55%	(.33)%	5.83%	17.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.36%J	1.42%	1.46%	1.69%	1.57%	1.45%
Expenses net of fee waivers, if any	1.15%J	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.15%J	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income (loss)	(.01)%J	.47%	.81%	1.06%	.41%	.65%C
Supplemental Data
Net assets, end of period (000 omitted)	$7,976	$2,773	$4,733	$1,209	$1,024	$2,592
Portfolio turnover rateK	103%J	60%	71%	29%	60%	160%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Amazon.com, Inc.	23.9
Home Depot, Inc.	7.9
McDonald's Corp.	5.0
Lowe's Companies, Inc.	3.4
NIKE, Inc. Class B	3.3
The Booking Holdings, Inc.	3.1
TJX Companies, Inc.	2.5
Dollar Tree, Inc.	2.2
Royal Caribbean Cruises Ltd.	2.0
Marriott International, Inc. Class A	1.9
55.2

Top Industries (% of fund's net assets)

As of January 31, 2019
Internet & Direct Marketing Retail	28.3%
Hotels, Restaurants & Leisure	24.1%
Specialty Retail	22.5%
Textiles, Apparel & Luxury Goods	7.5%
Multiline Retail	4.4%
All Others*	13.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Consumer Discretionary Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	4,000	$243,120
Auto Components - 0.6%
Auto Parts & Equipment - 0.6%
Aptiv PLC	16,500	1,305,645
Lear Corp.	5,700	877,401
		2,183,046
Automobiles - 2.2%
Automobile Manufacturers - 2.2%
Ferrari NV	6,100	770,430
General Motors Co.	26,000	1,014,520
Tesla, Inc. (a)	18,016	5,531,272
Thor Industries, Inc.	16,700	1,087,504
		8,403,726
Beverages - 0.5%
Distillers & Vintners - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	7,800	1,354,548
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	9,578	548,245

TOTAL BEVERAGES		1,902,793

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	1,200	505,824
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	14,266	722,288
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	76,838	2,014,692
Pool Corp.	4,700	704,577
		2,719,269
Diversified Consumer Services - 0.9%
Education Services - 0.5%
Grand Canyon Education, Inc. (a)	15,503	1,440,849
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,700	593,208
		2,034,057
Specialized Consumer Services - 0.4%
Service Corp. International	9,500	407,740
ServiceMaster Global Holdings, Inc. (a)	453	17,662
Weight Watchers International, Inc. (a)	29,550	945,600
		1,371,002

TOTAL DIVERSIFIED CONSUMER SERVICES		3,405,059

Entertainment - 0.7%
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	6,219	293,786
Movies & Entertainment - 0.6%
Cinemark Holdings, Inc.	16,000	654,720
Live Nation Entertainment, Inc. (a)	7,400	395,974
Netflix, Inc. (a)	2,152	730,604
World Wrestling Entertainment, Inc. Class A	4,800	395,232
		2,176,530

TOTAL ENTERTAINMENT		2,470,316

Food & Staples Retailing - 1.5%
Food Distributors - 0.7%
Performance Food Group Co. (a)	78,200	2,671,312
Food Retail - 0.1%
Kroger Co.	13,300	376,789
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	60,722	1,597,596
Costco Wholesale Corp.	1,300	279,019
Walmart, Inc.	10,000	958,300
		2,834,915

TOTAL FOOD & STAPLES RETAILING		5,883,016

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
National Vision Holdings, Inc. (a)	6,400	203,264
Hotels, Restaurants & Leisure - 24.1%
Casinos & Gaming - 2.9%
Boyd Gaming Corp.	22,600	617,432
Caesars Entertainment Corp. (a)(b)	107,012	978,090
Churchill Downs, Inc.	6,231	573,127
Eldorado Resorts, Inc. (a)	49,354	2,300,883
Las Vegas Sands Corp.	70,880	4,136,557
MGM Mirage, Inc.	30,000	883,200
Penn National Gaming, Inc. (a)	51,449	1,247,124
PlayAGS, Inc. (a)	10,400	260,624
		10,997,037
Hotels, Resorts & Cruise Lines - 8.3%
Bluegreen Vacations Corp.	24,900	333,660
Carnival Corp.	66,900	3,852,102
Hilton Grand Vacations, Inc. (a)	49,500	1,501,830
Hilton Worldwide Holdings, Inc.	74,200	5,526,416
Marriott International, Inc. Class A	62,840	7,197,065
Marriott Vacations Worldwide Corp.	24,300	2,151,522
Royal Caribbean Cruises Ltd.	63,900	7,671,195
Wyndham Destinations, Inc.	42,620	1,796,007
Wyndham Hotels & Resorts, Inc.	31,880	1,564,989
		31,594,786
Leisure Facilities - 1.4%
Cedar Fair LP (depositary unit)	9,500	525,350
Drive Shack, Inc. (a)	100,944	424,974
Planet Fitness, Inc. (a)	38,900	2,253,088
Vail Resorts, Inc.	12,040	2,266,650
		5,470,062
Restaurants - 11.5%
ARAMARK Holdings Corp.	68,700	2,263,665
Chipotle Mexican Grill, Inc. (a)	3,500	1,853,635
Darden Restaurants, Inc.	4,000	419,720
Del Frisco's Restaurant Group, Inc. (a)	26,060	206,395
Dine Brands Global, Inc.	4,100	312,707
Domino's Pizza, Inc.	10,400	2,950,792
Dunkin' Brands Group, Inc.	19,749	1,350,634
McDonald's Corp.	105,800	18,914,924
Restaurant Brands International, Inc.	30,000	1,880,437
Shake Shack, Inc. Class A (a)	3,900	186,264
Starbucks Corp.	99,925	6,808,890
Texas Roadhouse, Inc. Class A	11,876	722,536
U.S. Foods Holding Corp. (a)	59,800	2,016,456
Wendy's Co.	42,689	739,373
Wingstop, Inc.	8,667	568,989
Yum! Brands, Inc.	26,000	2,443,480
		43,638,897

TOTAL HOTELS, RESTAURANTS & LEISURE		91,700,782

Household Durables - 3.2%
Home Furnishings - 0.4%
Mohawk Industries, Inc. (a)	10,300	1,326,537
Homebuilding - 2.7%
Cavco Industries, Inc. (a)	4,987	829,288
D.R. Horton, Inc.	81,200	3,122,140
Lennar Corp. Class A	60,100	2,849,942
NVR, Inc. (a)	980	2,606,800
Taylor Morrison Home Corp. (a)	13,800	260,820
TRI Pointe Homes, Inc. (a)	50,600	680,570
		10,349,560
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	76,500	446,572

TOTAL HOUSEHOLD DURABLES		12,122,669

Household Products - 0.0%
Household Products - 0.0%
Energizer Holdings, Inc.	3,900	184,860
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,343	1,512,070
Momo, Inc. ADR (a)	7,000	213,010
		1,725,080
Internet & Direct Marketing Retail - 28.3%
Internet & Direct Marketing Retail - 28.3%
Amazon.com, Inc. (a)	52,903	90,925,972
eBay, Inc.	57,189	1,924,410
GrubHub, Inc. (a)	4,400	353,760
Liberty Interactive Corp. QVC Group Series A (a)	89,572	1,948,191
The Booking Holdings, Inc. (a)	6,353	11,643,842
Wayfair LLC Class A (a)	3,431	375,557
Zozo, Inc.	11,300	227,504
		107,399,236
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Adyen BV (c)	410	303,957
Global Payments, Inc.	4,200	471,576
PayPal Holdings, Inc. (a)	10,644	944,761
		1,720,294
Leisure Products - 0.3%
Leisure Products - 0.3%
Mattel, Inc. (a)(b)	102,747	1,216,524
Media - 0.2%
Cable & Satellite - 0.2%
Naspers Ltd. Class N	3,800	870,945
Multiline Retail - 4.4%
Department Stores - 0.0%
Future Retail Ltd. (a)	41,155	249,215
General Merchandise Stores - 4.4%
B&M European Value Retail S.A.	70,754	300,861
Dollar General Corp.	58,000	6,694,940
Dollar Tree, Inc. (a)	88,408	8,560,547
Ollie's Bargain Outlet Holdings, Inc. (a)	13,153	1,028,170
		16,584,518

TOTAL MULTILINE RETAIL		16,833,733

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	1,400	190,988
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	13,935	249,297
Software - 0.3%
Application Software - 0.3%
2U, Inc. (a)	14,200	807,270
Adobe, Inc. (a)	1,085	268,885
		1,076,155
Specialty Retail - 22.5%
Apparel Retail - 6.4%
Burlington Stores, Inc. (a)	41,500	7,125,965
Ross Stores, Inc.	75,198	6,927,240
The Children's Place Retail Stores, Inc.	10,137	980,856
TJX Companies, Inc.	189,779	9,437,710
		24,471,771
Automotive Retail - 2.8%
AutoZone, Inc. (a)	4,500	3,813,030
Monro, Inc.	13,238	948,635
O'Reilly Automotive, Inc. (a)	16,735	5,767,885
		10,529,550
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	34,000	2,014,160
Home Improvement Retail - 11.5%
Floor & Decor Holdings, Inc. Class A (a)(b)	22,911	785,618
Home Depot, Inc.	164,220	30,139,297
Lowe's Companies, Inc.	132,900	12,779,664
		43,704,579
Specialty Stores - 1.3%
Five Below, Inc. (a)	6,766	837,157
Tiffany & Co., Inc.	13,600	1,206,728
Ulta Beauty, Inc. (a)	9,676	2,824,618
		4,868,503

TOTAL SPECIALTY RETAIL		85,588,563

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	4,524	752,975
Textiles, Apparel & Luxury Goods - 7.5%
Apparel, Accessories & Luxury Goods - 4.1%
adidas AG	4,028	957,590
Canada Goose Holdings, Inc. (a)	6,400	329,218
Capri Holdings Ltd. (a)	25,100	1,066,248
Carter's, Inc.	11,500	953,350
G-III Apparel Group Ltd. (a)	17,602	613,782
Kering SA	1,480	741,129
lululemon athletica, Inc. (a)	2,700	399,087
LVMH Moet Hennessy - Louis Vuitton SA	3,399	1,090,401
PVH Corp.	44,999	4,909,841
Ralph Lauren Corp.	2,500	290,350
Tapestry, Inc.	45,508	1,761,615
VF Corp.	30,800	2,592,436
		15,705,047
Footwear - 3.4%
NIKE, Inc. Class B	151,234	12,383,040
Wolverine World Wide, Inc.	9,300	319,083
		12,702,123

TOTAL TEXTILES, APPAREL & LUXURY GOODS		28,407,170

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	8,200	629,104
TOTAL COMMON STOCKS
(Cost $291,436,571)		379,310,096

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.43% (d)	158	158
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	3,189,807	3,190,126
TOTAL MONEY MARKET FUNDS
(Cost $3,190,284)		3,190,284
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $294,626,855)		382,500,380
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,717,563)
NET ASSETS - 100%		$379,782,817

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,957 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,203
Fidelity Securities Lending Cash Central Fund	10,108
Total	$36,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$379,310,096	$377,773,123	$1,536,973	$--
Money Market Funds	3,190,284	3,190,284	--	--
Total Investments in Securities:	$382,500,380	$380,963,407	$1,536,973	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,109,805) — See accompanying schedule: Unaffiliated issuers (cost $291,436,571)	$379,310,096
Fidelity Central Funds (cost $3,190,284)	3,190,284
Total Investment in Securities (cost $294,626,855)		$382,500,380
Cash		496
Receivable for investments sold		3,372,073
Receivable for fund shares sold		613,641
Dividends receivable		77,904
Distributions receivable from Fidelity Central Funds		3,740
Prepaid expenses		3,015
Other receivables		3,596
Total assets		386,574,845
Liabilities
Payable for investments purchased	$722,725
Payable for fund shares redeemed	1,043,883
Accrued management fee	168,306
Distribution and service plan fees payable	98,972
Notes payable to affiliates	1,464,000
Other affiliated payables	74,448
Other payables and accrued expenses	31,274
Collateral on securities loaned	3,188,420
Total liabilities		6,792,028
Net Assets		$379,782,817
Net Assets consist of:
Paid in capital		$283,058,414
Total distributable earnings (loss)		96,724,403
Net Assets		$379,782,817
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($140,611,501 ÷ 5,181,762 shares)		$27.14
Maximum offering price per share (100/94.25 of $27.14)		$28.80
Class M:
Net Asset Value and redemption price per share ($31,044,829 ÷ 1,226,984 shares)		$25.30
Maximum offering price per share (100/96.50 of $25.30)		$26.22
Class C:
Net Asset Value and offering price per share ($73,244,466 ÷ 3,346,680 shares)(a)		$21.89
Class I:
Net Asset Value, offering price and redemption price per share ($132,650,539 ÷ 4,525,326 shares)		$29.31
Class Z:
Net Asset Value, offering price and redemption price per share ($2,231,482 ÷ 76,090 shares)		$29.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$1,923,412
Income from Fidelity Central Funds (including $10,108 from security lending)		36,311
Total income		1,959,723
Expenses
Management fee	$1,096,179
Transfer agent fees	409,778
Distribution and service plan fees	617,935
Accounting and security lending fees	79,404
Custodian fees and expenses	7,661
Independent trustees' fees and expenses	1,267
Registration fees	62,715
Audit	22,118
Legal	2,725
Interest	1,745
Miscellaneous	1,345
Total expenses before reductions	2,302,872
Expense reductions	(2,147)
Total expenses after reductions		2,300,725
Net investment income (loss)		(341,002)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,354,882
Fidelity Central Funds	1,243
Foreign currency transactions	470
Total net realized gain (loss)		10,356,595
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,957,722)
Assets and liabilities in foreign currencies	(594)
Total change in net unrealized appreciation (depreciation)		(25,958,316)
Net gain (loss)		(15,601,721)
Net increase (decrease) in net assets resulting from operations		$(15,942,723)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(341,002)	$(510,199)
Net realized gain (loss)	10,356,595	5,159,841
Change in net unrealized appreciation (depreciation)	(25,958,316)	58,199,580
Net increase (decrease) in net assets resulting from operations	(15,942,723)	62,849,222
Distributions to shareholders	(4,099,248)	–
Total distributions	(4,099,248)	–
Share transactions - net increase (decrease)	(5,229,619)	64,351,041
Total increase (decrease) in net assets	(25,271,590)	127,200,263
Net Assets
Beginning of period	405,054,407	277,854,144
End of period	$379,782,817	$405,054,407
Other Information
Distributions in excess of net investment income end of period		$(96,301)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Consumer Discretionary Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.22	$22.92	$20.94	$21.51	$19.75	$19.59
Income from Investment Operations
Net investment income (loss)A	(.02)	(.02)	.06	.10B	.05	(.04)
Net realized and unrealized gain (loss)	(.79)	5.32	2.01	(.21)	3.99	1.75
Total from investment operations	(.81)	5.30	2.07	(.11)	4.04	1.71
Distributions from net investment income	–	–	(.09)	(.02)	–	–
Distributions from net realized gain	(.27)	–	–	(.44)	(2.28)	(1.55)
Total distributions	(.27)	–	(.09)	(.46)	(2.28)	(1.55)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$27.14	$28.22	$22.92	$20.94	$21.51	$19.75
Total ReturnD,E,F	(2.83)%	23.12%	9.93%	(.38)%	22.26%	9.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.12%	1.10%	1.10%	1.15%	1.20%
Expenses net of fee waivers, if any	1.09%I	1.12%	1.10%	1.10%	1.15%	1.20%
Expenses net of all reductions	1.09%I	1.11%	1.10%	1.09%	1.14%	1.19%
Net investment income (loss)	(.13)%I	(.08)%	.26%	.49%B	.27%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$140,612	$146,605	$109,303	$144,578	$115,027	$59,089
Portfolio turnover rateJ	69%I	60%	47%	59%	71%	171%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.36	$21.47	$19.66	$20.26	$18.75	$18.68
Income from Investment Operations
Net investment income (loss)A	(.05)	(.08)	–B	.03C	(.01)	(.10)
Net realized and unrealized gain (loss)	(.74)	4.97	1.89	(.19)	3.77	1.67
Total from investment operations	(.79)	4.89	1.89	(.16)	3.76	1.57
Distributions from net investment income	–	–	(.08)	–	–	–
Distributions from net realized gain	(.27)	–	–	(.44)	(2.25)	(1.50)
Total distributions	(.27)	–	(.08)	(.44)	(2.25)	(1.50)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$25.30	$26.36	$21.47	$19.66	$20.26	$18.75
Total ReturnD,E,F	(2.95)%	22.78%	9.62%	(.68)%	21.92%	8.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.38%	1.39%	1.40%	1.46%	1.50%
Expenses net of fee waivers, if any	1.35%I	1.38%	1.39%	1.40%	1.45%	1.50%
Expenses net of all reductions	1.35%I	1.38%	1.39%	1.39%	1.45%	1.49%
Net investment income (loss)	(.39)%I	(.35)%	(.02)%	.19%C	(.03)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$31,045	$34,622	$26,398	$28,259	$25,948	$18,779
Portfolio turnover rateJ	69%I	60%	47%	59%	71%	171%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$18.74	$17.18	$17.84	$16.79	$16.90
Income from Investment Operations
Net investment income (loss)A	(.10)	(.17)	(.09)	(.04)B	(.08)	(.16)
Net realized and unrealized gain (loss)	(.64)	4.33	1.65	(.18)	3.34	1.49
Total from investment operations	(.74)	4.16	1.56	(.22)	3.26	1.33
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.27)	–	–	(.44)	(2.21)	(1.44)
Total distributions	(.27)	–	–	(.44)	(2.21)	(1.44)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$21.89	$22.90	$18.74	$17.18	$17.84	$16.79
Total ReturnD,E,F	(3.18)%	22.20%	9.08%	(1.11)%	21.37%	8.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%I	1.87%	1.85%	1.86%	1.91%	1.97%
Expenses net of fee waivers, if any	1.84%I	1.87%	1.85%	1.86%	1.91%	1.97%
Expenses net of all reductions	1.83%I	1.86%	1.85%	1.85%	1.90%	1.96%
Net investment income (loss)	(.87)%I	(.83)%	(.49)%	(.27)%B	(.49)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$73,244	$71,116	$59,958	$67,306	$43,999	$20,726
Portfolio turnover rateJ	69%I	60%	47%	59%	71%	171%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.42) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$30.42	$24.64	$22.48	$23.06	$21.00	$20.72
Income from Investment Operations
Net investment income (loss)A	.02	.06	.12	.16B	.12	.02
Net realized and unrealized gain (loss)	(.86)	5.72	2.18	(.22)	4.26	1.85
Total from investment operations	(.84)	5.78	2.30	(.06)	4.38	1.87
Distributions from net investment income	–	–	(.14)	(.08)	–	–
Distributions from net realized gain	(.27)	–	–	(.44)	(2.32)	(1.59)
Total distributions	(.27)	–	(.14)	(.52)	(2.32)	(1.59)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$29.31	$30.42	$24.64	$22.48	$23.06	$21.00
Total ReturnD,E	(2.72)%	23.46%	10.27%	(.13)%	22.60%	9.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.84%	.83%	.84%	.87%	.91%
Expenses net of fee waivers, if any	.81%H	.83%	.83%	.84%	.87%	.91%
Expenses net of all reductions	.81%H	.83%	.83%	.83%	.87%	.91%
Net investment income (loss)	.15%H	.20%	.54%	.75%B	.55%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$132,651	$152,711	$82,195	$75,742	$48,329	$21,708
Portfolio turnover rateI	69%H	60%	47%	59%	71%	171%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Consumer Discretionary Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$31.56
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	(2.01)
Total from investment operations	(1.96)
Distributions from net realized gain	(.27)
Total distributions	(.27)
Net asset value, end of period	$29.33
Total ReturnC,D	(6.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G
Expenses net of fee waivers, if any	.67%G
Expenses net of all reductions	.67%G
Net investment income (loss)	.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,231
Portfolio turnover rateH	69%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Chevron Corp.	10.5
EOG Resources, Inc.	8.2
Valero Energy Corp.	5.1
Diamondback Energy, Inc.	4.6
Anadarko Petroleum Corp.	4.2
Phillips 66 Co.	4.2
Exxon Mobil Corp.	3.6
Pioneer Natural Resources Co.	3.6
Marathon Petroleum Corp.	3.3
Delek U.S. Holdings, Inc.	2.9
50.2

Top Industries (% of fund's net assets)

As of January 31, 2019
Oil, Gas & Consumable Fuels	90.7%
Energy Equipment & Services	8.3%
Machinery	0.8%
Chemicals	0.2%
Gas Utilities	0.1%
All Others**	(0.1)%

 * All Others are not included in the pie chart.

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Energy Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	2,975	$984,152
Energy Equipment & Services - 8.3%
Oil & Gas Drilling - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	277,272	713,253
Nabors Industries Ltd.	1,351,052	3,999,114
Odfjell Drilling Ltd.	564,256	1,659,193
Precision Drilling Corp. (a)	899,100	1,977,548
Shelf Drilling Ltd. (a)(b)	629,669	2,911,695
Trinidad Drilling Ltd. (a)	843,400	1,078,361
		12,339,164
Oil & Gas Equipment & Services - 6.5%
Baker Hughes, a GE Co. Class A	273,900	6,455,823
Forum Energy Technologies, Inc. (a)	134,300	659,413
Halliburton Co.	333,000	10,442,880
Helix Energy Solutions Group, Inc. (a)	99,700	680,951
Liberty Oilfield Services, Inc. Class A (c)	187,100	2,845,791
NCS Multistage Holdings, Inc. (a)	113,069	639,971
RigNet, Inc. (a)	274,950	3,673,332
Schlumberger Ltd.	386,318	17,079,119
Smart Sand, Inc. (a)(c)	113,800	289,052
Solaris Oilfield Infrastructure, Inc. Class A (c)	47,400	712,896
		43,479,228

TOTAL ENERGY EQUIPMENT & SERVICES		55,818,392

Gas Utilities - 0.1%
Gas Utilities - 0.1%
Indraprastha Gas Ltd. (a)	140,560	561,666
Machinery - 0.8%
Industrial Machinery - 0.8%
Apergy Corp. (a)	20,000	672,400
Cactus, Inc. (a)	53,100	1,742,742
Gardner Denver Holdings, Inc. (a)	39,500	974,465
ProPetro Holding Corp. (a)	131,300	2,145,442
		5,535,049
Oil, Gas & Consumable Fuels - 90.7%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	92,900	3,316,530
Integrated Oil & Gas - 19.0%
Chevron Corp.	615,709	70,591,039
Exxon Mobil Corp.	333,961	24,472,662
Occidental Petroleum Corp.	256,300	17,115,714
Suncor Energy, Inc.	493,700	15,923,746
		128,103,161
Oil & Gas Exploration & Production - 50.2%
Aker Bp ASA	70,300	2,340,569
Anadarko Petroleum Corp.	603,283	28,553,384
Berry Petroleum Corp.	638,300	7,525,557
Cabot Oil & Gas Corp.	774,400	19,321,280
Canadian Natural Resources Ltd.	99,500	2,670,851
Centennial Resource Development, Inc. Class A (a)	146,200	1,925,454
Concho Resources, Inc. (a)	119,972	14,377,444
ConocoPhillips Co.	169,000	11,439,610
Continental Resources, Inc. (a)	336,600	15,540,822
Devon Energy Corp.	596,300	15,891,395
Diamondback Energy, Inc.	298,670	30,798,850
Encana Corp.	2,118,000	14,539,640
Enerplus Corp.	38,600	334,276
EOG Resources, Inc.	553,486	54,905,811
Gran Tierra Energy, Inc. (U.S.) (a)	983,800	2,331,606
Hess Corp.	233,900	12,630,600
Kosmos Energy Ltd. (a)	498,400	2,556,792
Lundin Petroleum AB	42,200	1,350,180
Magnolia Oil & Gas Corp.	424,000	5,104,960
Magnolia Oil & Gas Corp. Class A (a)(c)	471,200	5,673,248
Marathon Oil Corp.	45,700	721,603
Noble Energy, Inc.	474,800	10,607,032
Northern Oil & Gas, Inc. (a)	486,100	1,229,833
Parex Resources, Inc. (a)	612,400	9,181,689
Parsley Energy, Inc. Class A (a)	440,800	8,190,064
PDC Energy, Inc. (a)	160,088	5,214,066
Pioneer Natural Resources Co.	168,416	23,968,965
Texas Pacific Land Trust (c)	600	417,246
Viper Energy Partners LP	486,300	15,420,573
W&T Offshore, Inc. (a)	315,000	1,587,600
Whiting Petroleum Corp. (a)	344,700	9,868,761
WPX Energy, Inc. (a)	99,621	1,221,353
		337,441,114
Oil & Gas Refining & Marketing - 16.6%
Delek U.S. Holdings, Inc.	599,400	19,486,494
HollyFrontier Corp.	84,300	4,749,462
Marathon Petroleum Corp.	331,178	21,943,854
Phillips 66 Co.	295,218	28,166,749
Reliance Industries Ltd.	178,235	3,082,315
Valero Energy Corp.	388,500	34,118,070
		111,546,944
Oil & Gas Storage & Transport - 4.4%
Cheniere Energy, Inc. (a)	188,700	12,388,155
Delek Logistics Partners LP	17,673	533,725
Enterprise Products Partners LP	146,600	4,056,422
Euronav NV	426,280	3,316,458
Golar LNG Ltd.	155,400	3,460,758
Noble Midstream Partners LP (a)(d)	48,372	1,557,578
Teekay LNG Partners LP	38,300	492,538
The Williams Companies, Inc.	143,000	3,850,990
		29,656,624

TOTAL OIL, GAS & CONSUMABLE FUELS		610,064,373

TOTAL COMMON STOCKS
(Cost $648,667,020)		672,963,632

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.43% (e)	764,041	764,193
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	4,130,362	4,130,775
TOTAL MONEY MARKET FUNDS
(Cost $4,894,968)		4,894,968
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $653,561,988)		677,858,600
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,132,897)
NET ASSETS - 100%		$672,725,703

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,911,695 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,557,578 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,403
Fidelity Securities Lending Cash Central Fund	39,884
Total	$105,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.0%
Canada	7.0%
Curacao	2.5%
Bermuda	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Energy Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,029,029) — See accompanying schedule: Unaffiliated issuers (cost $648,667,020)	$672,963,632
Fidelity Central Funds (cost $4,894,968)	4,894,968
Total Investment in Securities (cost $653,561,988)		$677,858,600
Receivable for investments sold		4,308,895
Receivable for fund shares sold		691,444
Dividends receivable		140,994
Distributions receivable from Fidelity Central Funds		12,179
Prepaid expenses		7,425
Other receivables		119,208
Total assets		683,138,745
Liabilities
Payable for investments purchased	$3,344,166
Payable for fund shares redeemed	2,180,508
Accrued management fee	295,562
Distribution and service plan fees payable	177,653
Other affiliated payables	147,600
Other payables and accrued expenses	145,603
Collateral on securities loaned	4,121,950
Total liabilities		10,413,042
Net Assets		$672,725,703
Net Assets consist of:
Paid in capital		$850,770,991
Total distributable earnings (loss)		(178,045,288)
Net Assets		$672,725,703
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,612,833 ÷ 6,918,523 shares)		$28.71
Maximum offering price per share (100/94.25 of $28.71)		$30.46
Class M:
Net Asset Value and redemption price per share ($95,609,229 ÷ 3,249,541 shares)		$29.42
Maximum offering price per share (100/96.50 of $29.42)		$30.49
Class C:
Net Asset Value and offering price per share ($120,718,825 ÷ 4,565,777 shares)(a)		$26.44
Class I:
Net Asset Value, offering price and redemption price per share ($246,669,901 ÷ 8,163,593 shares)		$30.22
Class Z:
Net Asset Value, offering price and redemption price per share ($11,114,915 ÷ 368,548 shares)		$30.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$8,158,307
Income from Fidelity Central Funds (including $39,884 from security lending)		105,287
Total income		8,263,594
Expenses
Management fee	$2,167,421
Transfer agent fees	898,899
Distribution and service plan fees	1,292,804
Accounting and security lending fees	139,977
Custodian fees and expenses	12,654
Independent trustees' fees and expenses	2,714
Registration fees	64,637
Audit	31,033
Legal	1,072
Interest	658
Miscellaneous	2,881
Total expenses before reductions	4,614,750
Expense reductions	(8,746)
Total expenses after reductions		4,606,004
Net investment income (loss)		3,657,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $87,481)	(27,243,278)
Fidelity Central Funds	1,914
Foreign currency transactions	(8,923)
Total net realized gain (loss)		(27,250,287)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $416,263)	(198,004,703)
Assets and liabilities in foreign currencies	140
Total change in net unrealized appreciation (depreciation)		(198,004,563)
Net gain (loss)		(225,254,850)
Net increase (decrease) in net assets resulting from operations		$(221,597,260)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,657,590	$2,324,706
Net realized gain (loss)	(27,250,287)	(1,469,949)
Change in net unrealized appreciation (depreciation)	(198,004,563)	188,023,715
Net increase (decrease) in net assets resulting from operations	(221,597,260)	188,878,472
Distributions to shareholders	(5,238,985)	–
Distributions to shareholders from net investment income	–	(11,701,838)
Distributions to shareholders from net realized gain	–	(106,751)
Total distributions	(5,238,985)	(11,808,589)
Share transactions - net increase (decrease)	(69,056,314)	(101,270,438)
Total increase (decrease) in net assets	(295,892,559)	75,799,445
Net Assets
Beginning of period	968,618,262	892,818,817
End of period	$672,725,703	$968,618,262
Other Information
Distributions in excess of net investment income end of period		$(558,139)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Energy Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.52	$30.70	$31.12	$30.96	$45.71	$40.59
Income from Investment Operations
Net investment income (loss)A	.15	.12	.38B	.16	.28	.15
Net realized and unrealized gain (loss)	(8.73)	7.18	(.72)	.20	(12.89)	7.06
Total from investment operations	(8.58)	7.30	(.34)	.36	(12.61)	7.21
Distributions from net investment income	(.21)	(.48)	–	(.20)	(.18)C	(.17)
Distributions from net realized gain	(.02)	–D	(.08)	–	(1.96)C	(1.93)
Total distributions	(.23)	(.48)	(.08)	(.20)	(2.14)	(2.09)E
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$28.71	$37.52	$30.70	$31.12	$30.96	$45.71
Total ReturnF,G,H	(22.84)%	24.07%	(1.14)%	1.25%	(28.92)%	18.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.09%K	1.11%	1.09%	1.12%	1.12%	1.12%
Expenses net of fee waivers, if any	1.09%K	1.11%	1.09%	1.12%	1.12%	1.12%
Expenses net of all reductions	1.09%K	1.10%	1.08%	1.11%	1.11%	1.12%
Net investment income (loss)	.96%K	.36%	1.15%B	.54%	.76%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$198,613	$278,555	$277,378	$347,885	$292,288	$369,400
Portfolio turnover rateL	35%K	56%	90%	85%	61%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $2.09 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.929 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.36	$31.37	$31.82	$31.63	$46.64	$41.38
Income from Investment Operations
Net investment income (loss)A	.11	.03	.30B	.08	.20	.06
Net realized and unrealized gain (loss)	(8.92)	7.35	(.75)	.22	(13.18)	7.21
Total from investment operations	(8.81)	7.38	(.45)	.30	(12.98)	7.27
Distributions from net investment income	(.11)	(.39)	–	(.11)	(.08)C	(.08)
Distributions from net realized gain	(.02)	–D	–	–	(1.95)C	(1.93)
Total distributions	(.13)	(.39)	–	(.11)	(2.03)	(2.01)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$29.42	$38.36	$31.37	$31.82	$31.63	$46.64
Total ReturnE,F,G	(22.95)%	23.75%	(1.41)%	.98%	(29.09)%	18.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.36%J	1.38%	1.36%	1.38%	1.36%	1.34%
Expenses net of fee waivers, if any	1.36%J	1.38%	1.36%	1.38%	1.35%	1.34%
Expenses net of all reductions	1.35%J	1.37%	1.35%	1.37%	1.35%	1.34%
Net investment income (loss)	.69%J	.09%	.88%B	.28%	.52%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$95,609	$136,828	$125,951	$155,856	$164,848	$245,828
Portfolio turnover rateK	35%J	56%	90%	85%	61%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.35 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$34.39	$28.16	$28.69	$28.58	$42.40	$37.92
Income from Investment Operations
Net investment income (loss)A	.04	(.11)	.13B	(.05)	.01	(.15)
Net realized and unrealized gain (loss)	(7.99)	6.59	(.66)	.19	(11.93)	6.57
Total from investment operations	(7.95)	6.48	(.53)	.14	(11.92)	6.42
Distributions from net investment income	–	(.24)	–	(.03)	(.03)C	(.01)
Distributions from net realized gain	–	–D	–	–	(1.88)C	(1.93)
Total distributions	–	(.25)E	–	(.03)	(1.90)F	(1.94)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$26.44	$34.39	$28.16	$28.69	$28.58	$42.40
Total ReturnG,H,I	(23.12)%	23.16%	(1.85)%	.52%	(29.44)%	17.57%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.81%L	1.84%	1.82%	1.84%	1.85%	1.86%
Expenses net of fee waivers, if any	1.81%L	1.83%	1.81%	1.84%	1.85%	1.86%
Expenses net of all reductions	1.81%L	1.83%	1.80%	1.83%	1.85%	1.86%
Net investment income (loss)	.24%L	(.37)%	.42%B	(.18)%	.02%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$120,719	$179,521	$212,105	$240,949	$162,322	$130,881
Portfolio turnover rateM	35%L	56%	90%	85%	61%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.004 per share.

 F Total distributions of $1.90 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $1.877 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.57	$32.36	$32.78	$32.62	$48.05	$42.55
Income from Investment Operations
Net investment income (loss)A	.21	.23	.50B	.25	.39	.28
Net realized and unrealized gain (loss)	(9.22)	7.57	(.75)	.20	(13.56)	7.42
Total from investment operations	(9.01)	7.80	(.25)	.45	(13.17)	7.70
Distributions from net investment income	(.32)	(.58)	(.08)	(.29)	(.30)C	(.27)
Distributions from net realized gain	(.02)	–D	(.09)	–	(1.96)C	(1.93)
Total distributions	(.34)	(.59)E	(.17)	(.29)	(2.26)	(2.20)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$30.22	$39.57	$32.36	$32.78	$32.62	$48.05
Total ReturnF,G	(22.72)%	24.43%	(.86)%	1.50%	(28.73)%	18.80%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.83%	.81%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.80%J	.83%	.81%	.85%	.85%	.85%
Expenses net of all reductions	.80%J	.82%	.80%	.83%	.85%	.85%
Net investment income (loss)	1.25%J	.64%	1.43%B	.82%	1.02%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$246,670	$373,714	$277,385	$193,683	$130,308	$110,795
Portfolio turnover rateK	35%J	56%	90%	85%	61%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.59 per share is comprised of distributions from net investment income of $.584 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Energy Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$39.35
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	(8.91)
Total from investment operations	(8.77)
Distributions from net investment income	(.39)
Distributions from net realized gain	(.02)
Total distributions	(.42)C
Net asset value, end of period	$30.16
Total ReturnD,E	(22.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H
Expenses net of fee waivers, if any	.65%H
Expenses net of all reductions	.64%H
Net investment income (loss)	1.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,115
Portfolio turnover rateI	35%H

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.391 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Citigroup, Inc.	6.2
Bank of America Corp.	5.7
Wells Fargo & Co.	4.7
Capital One Financial Corp.	3.9
Cboe Global Markets, Inc.	3.8
The Travelers Companies, Inc.	3.5
Hartford Financial Services Group, Inc.	3.4
PNC Financial Services Group, Inc.	3.4
Bank of New York Mellon Corp.	3.3
FNF Group	3.3
41.2

Top Industries (% of fund's net assets)

As of January 31, 2019
Banks	33.8%
Insurance	25.1%
Capital Markets	17.2%
Consumer Finance	10.7%
Mortgage Real Estate Investment Trusts	3.1%
All Others*	10.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Financial Services Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Banks - 33.8%
Diversified Banks - 19.4%
Bank of America Corp.	828,356	$23,583,295
Citigroup, Inc.	391,605	25,242,860
JPMorgan Chase & Co.	79,431	8,221,109
U.S. Bancorp	63,900	3,269,124
Wells Fargo & Co.	396,478	19,391,739
		79,708,127
Regional Banks - 14.4%
BOK Financial Corp.	22,716	1,887,927
First Citizens Bancshares, Inc.	7,100	2,893,463
First Hawaiian, Inc.	108,500	2,791,705
First Horizon National Corp.	416,516	6,114,455
First Republic Bank	30,400	2,937,552
Huntington Bancshares, Inc.	897,806	11,886,951
M&T Bank Corp.	45,200	7,437,208
PNC Financial Services Group, Inc.	113,631	13,939,115
Popular, Inc.	94,317	5,150,651
Signature Bank	33,053	4,207,977
		59,247,004

TOTAL BANKS		138,955,131

Capital Markets - 17.2%
Asset Management & Custody Banks - 4.8%
Bank of New York Mellon Corp.	256,700	13,430,544
Northern Trust Corp.	28,600	2,529,956
Oaktree Capital Group LLC Class A	90,500	3,694,210
		19,654,710
Financial Exchanges & Data - 3.8%
Cboe Global Markets, Inc.	166,773	15,554,918
Investment Banking & Brokerage - 8.6%
E*TRADE Financial Corp.	214,580	10,012,303
Goldman Sachs Group, Inc.	11,340	2,245,433
Hamilton Lane, Inc. Class A	82,700	2,999,529
Morgan Stanley	109,700	4,640,310
PJT Partners, Inc.	48,800	2,121,824
TD Ameritrade Holding Corp.	182,300	10,199,685
Virtu Financial, Inc. Class A	124,500	3,180,975
		35,400,059

TOTAL CAPITAL MARKETS		70,609,687

Consumer Finance - 10.7%
Consumer Finance - 10.7%
American Express Co.	107,400	11,029,980
Capital One Financial Corp.	195,738	15,774,525
OneMain Holdings, Inc. (a)	211,300	6,315,757
SLM Corp.	999,700	10,706,787
		43,827,049
Diversified Financial Services - 2.6%
Multi-Sector Holdings - 2.6%
Berkshire Hathaway, Inc. Class B (a)	51,819	10,650,877
Household Durables - 0.9%
Homebuilding - 0.9%
D.R. Horton, Inc.	94,900	3,648,905
Insurance - 25.1%
Insurance Brokers - 2.3%
Willis Group Holdings PLC	56,700	9,230,193
Life & Health Insurance - 4.4%
MetLife, Inc.	226,700	10,353,389
Torchmark Corp.	94,480	7,913,645
		18,267,034
Multi-Line Insurance - 5.8%
American International Group, Inc.	225,900	9,765,657
Hartford Financial Services Group, Inc.	302,500	14,193,300
		23,958,957
Property & Casualty Insurance - 9.8%
Axis Capital Holdings Ltd.	96,100	5,146,155
Beazley PLC	461,000	2,986,959
FNF Group	370,350	13,391,856
Hiscox Ltd.	166,500	3,096,648
RSA Insurance Group PLC	227,200	1,528,121
The Travelers Companies, Inc.	113,300	14,223,682
		40,373,421
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	79,300	11,454,885

TOTAL INSURANCE		103,284,490

IT Services - 0.8%
Data Processing & Outsourced Services - 0.8%
Visa, Inc. Class A	22,600	3,051,226
Mortgage Real Estate Investment Trusts - 3.1%
Mortgage REITs - 3.1%
AGNC Investment Corp.	316,900	5,675,679
MFA Financial, Inc.	969,298	7,104,954
		12,780,633
Software - 0.8%
Application Software - 0.8%
Black Knight, Inc. (a)	68,983	3,393,274
Thrifts & Mortgage Finance - 2.5%
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	133,700	5,314,575
MGIC Investment Corp. (a)	398,200	4,969,536
		10,284,111
TOTAL COMMON STOCKS
(Cost $384,660,917)		400,485,383

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $12,276,631)	12,274,329	12,276,783
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $396,937,548)		412,762,166
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,857,183)
NET ASSETS - 100%		$410,904,983

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,827
Fidelity Securities Lending Cash Central Fund	359
Total	$121,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $384,660,917)	$400,485,383
Fidelity Central Funds (cost $12,276,631)	12,276,783
Total Investment in Securities (cost $396,937,548)		$412,762,166
Receivable for investments sold		7,752,869
Receivable for fund shares sold		245,054
Dividends receivable		562,219
Distributions receivable from Fidelity Central Funds		18,253
Prepaid expenses		4,559
Other receivables		10,476
Total assets		421,355,596
Liabilities
Payable for investments purchased	$6,630,100
Payable for fund shares redeemed	3,399,215
Distributions payable	82
Accrued management fee	182,109
Distribution and service plan fees payable	125,256
Other affiliated payables	82,435
Other payables and accrued expenses	31,416
Total liabilities		10,450,613
Net Assets		$410,904,983
Net Assets consist of:
Paid in capital		$405,947,486
Total distributable earnings (loss)		4,957,497
Net Assets		$410,904,983
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($139,624,930 ÷ 7,206,108 shares)		$19.38
Maximum offering price per share (100/94.25 of $19.38)		$20.56
Class M:
Net Asset Value and redemption price per share ($46,584,317 ÷ 2,428,370 shares)		$19.18
Maximum offering price per share (100/96.50 of $19.18)		$19.88
Class C:
Net Asset Value and offering price per share ($95,567,319 ÷ 5,265,640 shares)(a)		$18.15
Class I:
Net Asset Value, offering price and redemption price per share ($126,753,180 ÷ 6,362,181 shares)		$19.92
Class Z:
Net Asset Value, offering price and redemption price per share ($2,375,237 ÷ 119,417 shares)		$19.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$5,393,113
Income from Fidelity Central Funds (including $359 from security lending)		121,186
Total income		5,514,299
Expenses
Management fee	$1,234,885
Transfer agent fees	468,054
Distribution and service plan fees	852,826
Accounting and security lending fees	88,876
Custodian fees and expenses	6,713
Independent trustees' fees and expenses	1,514
Registration fees	51,885
Audit	23,455
Legal	594
Miscellaneous	1,778
Total expenses before reductions	2,730,580
Expense reductions	(14,737)
Total expenses after reductions		2,715,843
Net investment income (loss)		2,798,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,919,011)
Fidelity Central Funds	(380)
Foreign currency transactions	2,652
Total net realized gain (loss)		(7,916,739)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,976,733)
Fidelity Central Funds	152
Total change in net unrealized appreciation (depreciation)		(35,976,581)
Net gain (loss)		(43,893,320)
Net increase (decrease) in net assets resulting from operations		$(41,094,864)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,798,456	$1,996,291
Net realized gain (loss)	(7,916,739)	33,137,833
Change in net unrealized appreciation (depreciation)	(35,976,581)	8,327,838
Net increase (decrease) in net assets resulting from operations	(41,094,864)	43,461,962
Distributions to shareholders	(15,043,367)	–
Distributions to shareholders from net investment income	–	(1,262,427)
Distributions to shareholders from net realized gain	–	(200,477)
Total distributions	(15,043,367)	(1,462,904)
Share transactions - net increase (decrease)	(44,592,712)	90,190,966
Total increase (decrease) in net assets	(100,730,943)	132,190,024
Net Assets
Beginning of period	511,635,926	379,445,902
End of period	$410,904,983	$511,635,926
Other Information
Undistributed net investment income end of period		$817,591

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Financial Services Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.84	$19.55	$15.43	$16.53	$14.97	$13.41
Income from Investment Operations
Net investment income (loss)A	.14	.12	.08	.11	.10	.10
Net realized and unrealized gain (loss)	(1.89)	2.25	4.08	(1.13)	1.59B	1.55
Total from investment operations	(1.75)	2.37	4.16	(1.02)	1.69	1.65
Distributions from net investment income	(.18)	(.07)	(.04)	(.07)	(.13)	(.08)
Distributions from net realized gain	(.53)	(.01)	–	(.01)	–	(.01)
Total distributions	(.71)	(.08)	(.04)	(.08)	(.13)	(.09)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$19.38	$21.84	$19.55	$15.43	$16.53	$14.97
Total ReturnD,E,F	(7.89)%	12.13%	26.97%	(6.15)%	11.29%B	12.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.10%	1.12%	1.15%	1.17%	1.22%
Expenses net of fee waivers, if any	1.08%I	1.10%	1.12%	1.15%	1.17%	1.22%
Expenses net of all reductions	1.07%I	1.09%	1.12%	1.15%	1.17%	1.22%
Net investment income (loss)	1.33%I	.55%	.48%	.77%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$139,625	$174,786	$144,144	$97,011	$102,983	$77,674
Portfolio turnover rateJ	67%I	46%	81%	63%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.97%

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.60	$19.34	$15.29	$16.41	$14.86	$13.31
Income from Investment Operations
Net investment income (loss)A	.11	.06	.04	.07	.05	.06
Net realized and unrealized gain (loss)	(1.88)	2.23	4.03	(1.13)	1.58B	1.55
Total from investment operations	(1.77)	2.29	4.07	(1.06)	1.63	1.61
Distributions from net investment income	(.13)	(.02)	(.02)	(.05)	(.08)	(.05)
Distributions from net realized gain	(.53)	(.01)	–	(.01)	–	(.01)
Total distributions	(.65)C	(.03)	(.02)	(.06)	(.08)	(.06)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$19.18	$21.60	$19.34	$15.29	$16.41	$14.86
Total ReturnE,F,G	(8.06)%	11.84%	26.63%	(6.43)%	10.98%B	12.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.34%J	1.37%	1.40%	1.45%	1.45%	1.48%
Expenses net of fee waivers, if any	1.34%J	1.37%	1.40%	1.45%	1.45%	1.48%
Expenses net of all reductions	1.34%J	1.36%	1.40%	1.44%	1.45%	1.48%
Net investment income (loss)	1.06%J	.28%	.20%	.47%	.33%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$46,584	$53,178	$45,920	$30,044	$34,314	$31,596
Portfolio turnover rateK	67%J	46%	81%	63%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.66%

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.525 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.41	$18.34	$14.55	$15.67	$14.22	$12.75
Income from Investment Operations
Net investment income (loss)A	.06	(.04)	(.05)	–B	(.02)	–B
Net realized and unrealized gain (loss)	(1.77)	2.11	3.84	(1.08)	1.51C	1.48
Total from investment operations	(1.71)	2.07	3.79	(1.08)	1.49	1.48
Distributions from net investment income	(.03)	–	–B	(.03)	(.04)	(.01)
Distributions from net realized gain	(.53)	–	–	(.01)	–	–
Total distributions	(.55)D	–	–B	(.04)	(.04)	(.01)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$18.15	$20.41	$18.34	$14.55	$15.67	$14.22
Total ReturnE,F,G	(8.26)%	11.29%	26.06%	(6.88)%	10.45%C	11.65%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.86%	1.87%	1.90%	1.90%	1.94%
Expenses net of fee waivers, if any	1.82%J	1.85%	1.87%	1.90%	1.90%	1.94%
Expenses net of all reductions	1.82%J	1.85%	1.87%	1.89%	1.90%	1.93%
Net investment income (loss)	.59%J	(.20)%	(.27)%	.02%	(.12)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$95,567	$120,947	$92,593	$47,505	$50,206	$36,740
Portfolio turnover rateK	67%J	46%	81%	63%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 10.13%

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.525 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.47	$20.11	$15.84	$16.94	$15.34	$13.73
Income from Investment Operations
Net investment income (loss)A	.17	.18	.14	.17	.15	.15
Net realized and unrealized gain (loss)	(1.95)	2.32	4.19	(1.17)	1.62B	1.60
Total from investment operations	(1.78)	2.50	4.33	(1.00)	1.77	1.75
Distributions from net investment income	(.25)	(.13)	(.06)	(.09)	(.17)	(.13)
Distributions from net realized gain	(.53)	(.01)	–	(.01)	–	(.01)
Total distributions	(.77)C	(.14)	(.06)	(.10)	(.17)	(.14)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$19.92	$22.47	$20.11	$15.84	$16.94	$15.34
Total ReturnE,F	(7.78)%	12.43%	27.36%	(5.89)%	11.61%B	12.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.83%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.79%I	.83%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.79%I	.82%	.83%	.84%	.84%	.86%
Net investment income (loss)	1.61%I	.83%	.76%	1.07%	.94%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$126,753	$162,724	$96,789	$20,588	$42,443	$16,164
Portfolio turnover rateJ	67%I	46%	81%	63%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.29%

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.525 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Financial Services Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$21.99
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.29)
Distributions from net investment income	(.29)
Distributions from net realized gain	(.53)
Total distributions	(.81)C
Net asset value, end of period	$19.89
Total ReturnD,E	(5.71)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H
Expenses net of fee waivers, if any	.66%H
Expenses net of all reductions	.65%H
Net investment income (loss)	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,375
Portfolio turnover rateI	67%H

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.525 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	9.0
Becton, Dickinson & Co.	7.6
Boston Scientific Corp.	6.7
Humana, Inc.	4.8
Roche Holding AG (participation certificate)	3.9
AstraZeneca PLC (United Kingdom)	3.7
Cigna Corp.	3.6
Vertex Pharmaceuticals, Inc.	3.1
Sarepta Therapeutics, Inc.	2.9
HCA Holdings, Inc.	2.9
48.2

Top Industries (% of fund's net assets)

As of January 31, 2019
Health Care Providers & Services	28.3%
Health Care Equipment & Supplies	27.7%
Biotechnology	23.1%
Pharmaceuticals	16.6%
Software	1.2%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Health Care Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Biotechnology - 22.8%
Biotechnology - 22.8%
Abeona Therapeutics, Inc. (a)	860,000	$5,839,400
Acceleron Pharma, Inc. (a)	420,000	17,808,000
Acorda Therapeutics, Inc. (a)	540,000	8,980,200
Alexion Pharmaceuticals, Inc. (a)	820,000	100,827,200
Allakos, Inc. (a)(b)	140,000	5,593,000
Alnylam Pharmaceuticals, Inc. (a)	240,000	20,047,200
Amgen, Inc.	530,000	99,168,300
Amicus Therapeutics, Inc. (a)	900,000	10,836,000
AnaptysBio, Inc. (a)	243,858	16,172,663
Argenx SE ADR (a)	310,000	32,894,100
Array BioPharma, Inc. (a)	1,391,841	25,985,671
Ascendis Pharma A/S sponsored ADR(a)	339,018	24,226,226
Atara Biotherapeutics, Inc. (a)	500,000	19,000,000
BeiGene Ltd. ADR (a)	200,000	25,896,000
Biogen, Inc. (a)	20,000	6,675,600
bluebird bio, Inc. (a)	116,330	15,521,912
Blueprint Medicines Corp. (a)	363,700	26,219,133
Cellectis SA sponsored ADR (a)	256,526	4,532,814
CytomX Therapeutics, Inc. (a)	207,106	3,516,660
FibroGen, Inc. (a)	470,000	26,672,500
GlycoMimetics, Inc. (a)	500,000	5,600,000
Gritstone Oncology, Inc.	155,400	1,989,120
Immunomedics, Inc. (a)(b)	1,140,000	16,860,600
Insmed, Inc. (a)	1,140,000	27,713,400
Intercept Pharmaceuticals, Inc. (a)	135,724	16,379,172
La Jolla Pharmaceutical Co. (a)	240,000	1,449,600
Neurocrine Biosciences, Inc. (a)	525,000	46,315,500
Principia Biopharma, Inc.	44,857	1,359,616
Sage Therapeutics, Inc. (a)	17,900	2,552,361
Sarepta Therapeutics, Inc. (a)(b)	820,400	114,618,084
Scholar Rock Holding Corp.	17,900	270,469
uniQure B.V. (a)	220,000	7,535,000
Vertex Pharmaceuticals, Inc. (a)	630,000	120,273,300
Viking Therapeutics, Inc. (a)(b)	560,000	4,569,600
Xencor, Inc. (a)	498,620	18,000,182
Zymeworks, Inc. (a)	309,300	4,927,149
		886,825,732
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
Carriage Services, Inc.	240,000	4,668,000
Health Care Equipment & Supplies - 27.7%
Health Care Equipment - 26.7%
Atricure, Inc. (a)	690,000	21,355,500
Becton, Dickinson & Co.	1,180,000	294,362,800
Boston Scientific Corp. (a)	6,820,000	260,183,000
Danaher Corp.	200,000	22,184,000
Fisher & Paykel Healthcare Corp.	1,100,000	9,549,619
Hologic, Inc. (a)	740,000	32,856,000
Insulet Corp. (a)	488,700	39,677,553
Integra LifeSciences Holdings Corp. (a)	500,000	23,680,000
Intuitive Surgical, Inc. (a)	142,000	74,356,880
Masimo Corp. (a)	327,811	40,776,410
Penumbra, Inc. (a)	320,000	46,563,200
Stryker Corp.	500,000	88,785,000
Teleflex, Inc.	140,000	38,290,000
Wright Medical Group NV (a)	1,600,000	47,744,000
		1,040,363,962
Health Care Supplies - 1.0%
Align Technology, Inc. (a)	100,000	24,895,000
ICU Medical, Inc. (a)	50,000	12,440,000
		37,335,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,077,698,962

Health Care Providers & Services - 28.2%
Health Care Distributors & Services - 1.7%
AmerisourceBergen Corp.	300,000	25,011,000
EBOS Group Ltd.	1,290,000	19,339,845
Henry Schein, Inc. (a)	300,000	23,310,000
		67,660,845
Health Care Facilities - 2.9%
HCA Holdings, Inc.	800,000	111,544,000
Health Care Services - 4.4%
1Life Healthcare, Inc. (a)(c)(d)	160,901	1,999,999
Cigna Corp.	700,000	139,867,000
G1 Therapeutics, Inc. (a)	440,000	9,411,600
Premier, Inc. (a)	300,000	11,937,000
United Drug PLC (United Kingdom)	1,000,000	7,607,280
		170,822,879
Managed Health Care - 19.2%
Centene Corp. (a)	220,000	28,725,400
Humana, Inc.	600,400	185,517,596
Molina Healthcare, Inc. (a)	340,000	45,213,200
Notre Dame Intermedica Participacoes SA	3,780,000	34,802,698
UnitedHealth Group, Inc.	1,300,000	351,260,002
Wellcare Health Plans, Inc. (a)	369,000	102,021,120
		747,540,016

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,097,567,740

Health Care Technology - 0.6%
Health Care Technology - 0.6%
Castlight Health, Inc. (a)	336,800	1,000,296
Castlight Health, Inc. Class B (a)	800,000	2,376,000
Teladoc Health, Inc. (a)(b)	300,000	19,260,000
		22,636,296
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Lonza Group AG	100,000	26,336,166
Morphosys AG (a)	100,000	10,793,578
		37,129,744
Pharmaceuticals - 16.5%
Pharmaceuticals - 16.5%
Allergan PLC	300,000	43,194,000
Amneal Pharmaceuticals, Inc. (d)	675,676	8,297,301
AstraZeneca PLC (United Kingdom)	2,000,000	144,883,921
Bristol-Myers Squibb Co.	1,800,000	88,866,000
Dechra Pharmaceuticals PLC	900,000	27,929,210
Eli Lilly & Co.	450,000	53,937,000
Mylan NV (a)	240,000	7,188,000
MyoKardia, Inc. (a)	157,594	6,521,240
Nektar Therapeutics (a)	1,090,000	46,150,600
Recordati SpA	280,000	10,140,240
Roche Holding AG (participation certificate)	575,000	152,970,555
RPI International Holdings LP (a)(c)(d)	61,683	9,311,666
The Medicines Company (a)(b)	528,400	12,211,324
Theravance Biopharma, Inc. (a)	550,000	14,327,500
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,000,000	1,671,442
Zogenix, Inc. (a)	260,000	11,375,000
		638,974,999
Software - 1.1%
Application Software - 1.1%
Benefitfocus, Inc. (a)	783,582	43,841,413
TOTAL COMMON STOCKS
(Cost $2,897,732,978)		3,809,342,886

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.3%
Biotechnology - 0.3%
BioNTech AG:
Series A (a)(c)(d)	27,793	8,075,761
Series A 0.00 (c)	6,787	1,972,086
Generation Bio Series B (c)(d)	52,700	368,900
		10,416,747
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	4,004,262
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	4,262,580	4,262,580
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C (a)(c)(d)	1,003,280	3,120,201
Series D (c)(d)	884,245	2,750,002
		5,870,203
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $20,254,547)		24,553,792

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 2.43% (e)	68,103,514	68,117,134
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	55,478,619	55,484,167
TOTAL MONEY MARKET FUNDS
(Cost $123,601,177)		123,601,301
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $3,041,588,702)		3,957,497,979
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(69,220,126)
NET ASSETS - 100%		$3,888,277,853

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,190,672 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc.	9/28/18	$1,999,999
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
Amneal Pharmaceuticals, Inc.	5/4/18	$12,331,087
BioNTech AG Series A	12/29/17	$6,086,907
Generation Bio Series B	2/21/18	$481,978
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Outset Medical, Inc. Series C	4/19/17	$2,600,000
Outset Medical, Inc. Series D	8/20/18	$2,750,002
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$724,556
Fidelity Securities Lending Cash Central Fund	89,278
Total	$813,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,809,342,886	$3,500,176,745	$297,854,476	$11,311,665
Convertible Preferred Stocks	24,553,792	--	--	24,553,792
Money Market Funds	123,601,301	123,601,301	--	--
Total Investments in Securities:	$3,957,497,979	$3,623,778,046	$297,854,476	$35,865,457

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
Switzerland	4.6%
United Kingdom	4.4%
Netherlands	2.4%
Ireland	1.3%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,479,749) — See accompanying schedule: Unaffiliated issuers (cost $2,917,987,525)	$3,833,896,678
Fidelity Central Funds (cost $123,601,177)	123,601,301
Total Investment in Securities (cost $3,041,588,702)		$3,957,497,979
Cash		533,428
Receivable for investments sold		8,421,098
Receivable for fund shares sold		13,643,347
Dividends receivable		768,303
Distributions receivable from Fidelity Central Funds		124,367
Prepaid expenses		24,824
Other receivables		32,108
Total assets		3,981,045,454
Liabilities
Payable for investments purchased	$28,576,393
Payable for fund shares redeemed	5,532,848
Distributions payable	316
Accrued management fee	1,624,980
Distribution and service plan fees payable	872,158
Other affiliated payables	623,948
Other payables and accrued expenses	58,453
Collateral on securities loaned	55,478,505
Total liabilities		92,767,601
Net Assets		$3,888,277,853
Net Assets consist of:
Paid in capital		$3,019,601,369
Total distributable earnings (loss)		868,676,484
Net Assets		$3,888,277,853
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,057,709,699 ÷ 22,025,723 shares)		$48.02
Maximum offering price per share (100/94.25 of $48.02)		$50.95
Class M:
Net Asset Value and redemption price per share ($303,215,757 ÷ 6,782,370 shares)		$44.71
Maximum offering price per share (100/96.50 of $44.71)		$46.33
Class C:
Net Asset Value and offering price per share ($687,675,638 ÷ 18,139,984 shares)(a)		$37.91
Class I:
Net Asset Value, offering price and redemption price per share ($1,678,670,064 ÷ 32,031,208 shares)		$52.41
Class Z:
Net Asset Value, offering price and redemption price per share ($161,006,695 ÷ 3,070,644 shares)		$52.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$11,141,746
Income from Fidelity Central Funds (including $89,278 from security lending)		813,834
Total income		11,955,580
Expenses
Management fee	$9,524,802
Transfer agent fees	3,313,574
Distribution and service plan fees	5,384,917
Accounting and security lending fees	511,302
Custodian fees and expenses	48,570
Independent trustees' fees and expenses	10,691
Registration fees	133,856
Audit	24,953
Legal	13,379
Miscellaneous	29,725
Total expenses before reductions	18,995,769
Expense reductions	(18,455)
Total expenses after reductions		18,977,314
Net investment income (loss)		(7,021,734)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,436,517
Fidelity Central Funds	3,114
Foreign currency transactions	10,367
Total net realized gain (loss)		12,449,998
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,185,935
Fidelity Central Funds	124
Assets and liabilities in foreign currencies	(15,717)
Total change in net unrealized appreciation (depreciation)		7,170,342
Net gain (loss)		19,620,340
Net increase (decrease) in net assets resulting from operations		$12,598,606

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,021,734)	$(7,253,427)
Net realized gain (loss)	12,449,998	188,469,012
Change in net unrealized appreciation (depreciation)	7,170,342	338,700,272
Net increase (decrease) in net assets resulting from operations	12,598,606	519,915,857
Distributions to shareholders	(164,980,431)	–
Distributions to shareholders from net realized gain	–	(585,049)
Total distributions	(164,980,431)	(585,049)
Share transactions - net increase (decrease)	752,726,174	93,098,490
Total increase (decrease) in net assets	600,344,349	612,429,298
Net Assets
Beginning of period	3,287,933,504	2,675,504,206
End of period	$3,888,277,853	$3,287,933,504
Other Information
Accumulated net investment loss end of period		$(7,538,744)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Health Care Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$50.14	$41.85	$38.23	$45.17	$37.72	$31.29
Income from Investment Operations
Net investment income (loss)A	(.09)	(.07)	(.04)	(.09)	(.19)	(.18)
Net realized and unrealized gain (loss)	.19	8.36	3.66	(4.30)	12.03	10.13
Total from investment operations	.10	8.29	3.62	(4.39)	11.84	9.95
Distributions from net realized gain	(2.22)	–	–	(2.55)	(4.39)	(3.52)
Total distributions	(2.22)	–	–	(2.55)	(4.39)	(3.52)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$48.02	$50.14	$41.85	$38.23	$45.17	$37.72
Total ReturnC,D,E	.38%	19.81%	9.47%	(9.82)%	34.07%	34.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.05%	1.04%	1.04%	1.04%	1.08%
Expenses net of fee waivers, if any	1.03%H	1.05%	1.04%	1.04%	1.04%	1.08%
Expenses net of all reductions	1.03%H	1.04%	1.04%	1.04%	1.04%	1.07%
Net investment income (loss)	(.35)%H	(.16)%	(.10)%	(.25)%	(.45)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,057,710	$1,003,430	$875,176	$1,159,614	$1,374,654	$613,995
Portfolio turnover rateI	47%H	81%	64%	67%	80%	111%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.89	$39.25	$35.95	$42.68	$35.87	$29.91
Income from Investment Operations
Net investment income (loss)A	(.14)	(.18)	(.13)	(.18)	(.28)	(.26)
Net realized and unrealized gain (loss)	.18	7.82	3.43	(4.06)	11.39	9.67
Total from investment operations	.04	7.64	3.30	(4.24)	11.11	9.41
Distributions from net realized gain	(2.22)	–	–	(2.49)	(4.30)	(3.45)
Total distributions	(2.22)	–	–	(2.49)	(4.30)	(3.45)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$44.71	$46.89	$39.25	$35.95	$42.68	$35.87
Total ReturnC,D,E	.28%	19.46%	9.18%	(10.05)%	33.69%	34.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%H	1.32%	1.31%	1.31%	1.31%	1.34%
Expenses net of fee waivers, if any	1.29%H	1.32%	1.31%	1.31%	1.31%	1.34%
Expenses net of all reductions	1.29%H	1.31%	1.31%	1.31%	1.30%	1.34%
Net investment income (loss)	(.61)%H	(.43)%	(.37)%	(.52)%	(.72)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$303,216	$298,061	$269,332	$293,556	$348,886	$216,973
Portfolio turnover rateI	47%H	81%	64%	67%	80%	111%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$40.21	$33.82	$31.12	$37.45	$32.03	$27.11
Income from Investment Operations
Net investment income (loss)A	(.21)	(.33)	(.26)	(.30)	(.41)	(.38)
Net realized and unrealized gain (loss)	.13	6.72	2.96	(3.57)	10.05	8.68
Total from investment operations	(.08)	6.39	2.70	(3.87)	9.64	8.30
Distributions from net realized gain	(2.22)	–	–	(2.46)	(4.22)	(3.38)
Total distributions	(2.22)	–	–	(2.46)	(4.22)	(3.38)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$37.91	$40.21	$33.82	$31.12	$37.45	$32.03
Total ReturnC,D,E	.02%	18.89%	8.68%	(10.50)%	33.04%	33.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.77%H	1.80%	1.79%	1.79%	1.79%	1.83%
Expenses net of fee waivers, if any	1.77%H	1.80%	1.79%	1.79%	1.79%	1.83%
Expenses net of all reductions	1.77%H	1.79%	1.79%	1.79%	1.79%	1.82%
Net investment income (loss)	(1.09)%H	(.91)%	(.85)%	(1.00)%	(1.20)%	(1.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$687,676	$669,639	$619,991	$695,374	$761,070	$257,859
Portfolio turnover rateI	47%H	81%	64%	67%	80%	111%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$54.43	$45.35	$41.31	$48.53	$40.22	$33.12
Income from Investment Operations
Net investment income (loss)A	(.02)	.05	.07	–B	(.09)	(.10)
Net realized and unrealized gain (loss)	.22	9.06	3.97	(4.62)	12.88	10.80
Total from investment operations	.20	9.11	4.04	(4.62)	12.79	10.70
Distributions from net realized gain	(2.22)	(.03)	–	(2.60)	(4.48)	(3.60)
Total distributions	(2.22)	(.03)	–	(2.60)	(4.48)	(3.60)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$52.41	$54.43	$45.35	$41.31	$48.53	$40.22
Total ReturnC,D	.54%	20.09%	9.78%	(9.60)%	34.40%	35.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.79%	.78%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.76%G	.79%	.78%	.78%	.79%	.81%
Expenses net of all reductions	.76%G	.78%	.78%	.78%	.78%	.81%
Net investment income (loss)	(.08)%G	.10%	.16%	.01%	(.20)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,678,670	$1,316,804	$911,005	$658,848	$832,415	$292,654
Portfolio turnover rateH	47%G	81%	64%	67%	80%	111%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Health Care Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$57.87
Income from Investment Operations
Net investment income (loss)B	(.04)
Net realized and unrealized gain (loss)	(3.18)
Total from investment operations	(3.22)
Distributions from net realized gain	(2.22)
Total distributions	(2.22)
Net asset value, end of period	$52.43
Total ReturnC,D	(5.41)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G
Expenses net of fee waivers, if any	.63%G
Expenses net of all reductions	.63%G
Net investment income (loss)	(.22)%G
Supplemental Data
Net assets, end of period (000 omitted)	$161,007
Portfolio turnover rateH	47%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
The Boeing Co.	9.2
Union Pacific Corp.	6.1
AMETEK, Inc.	5.0
IDEX Corp.	5.0
HD Supply Holdings, Inc.	4.5
Ingersoll-Rand PLC	4.3
Emerson Electric Co.	3.6
Norfolk Southern Corp.	3.5
Honeywell International, Inc.	3.5
CSX Corp.	3.3
48.0

Top Industries (% of fund's net assets)

As of January 31, 2019
Aerospace & Defense	25.3%
Machinery	17.4%
Road & Rail	13.9%
Industrial Conglomerates	12.2%
Electrical Equipment	11.4%
All Others*	19.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Industrials Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Aerospace & Defense - 25.3%
Aerospace & Defense - 25.3%
Arconic, Inc.	306,300	$5,764,566
General Dynamics Corp.	91,262	15,621,317
HEICO Corp. Class A	161,500	11,309,845
Huntington Ingalls Industries, Inc.	27,900	5,759,955
Northrop Grumman Corp.	49,600	13,667,280
Raytheon Co.	88,000	14,498,880
Teledyne Technologies, Inc. (a)	36,865	8,265,870
Textron, Inc.	19,900	1,059,277
The Boeing Co.	154,100	59,424,042
TransDigm Group, Inc. (a)	35,000	13,685,000
United Technologies Corp.	116,876	13,799,549
		162,855,581
Air Freight & Logistics - 2.0%
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. Class B	122,200	12,879,880
Airlines - 4.2%
Airlines - 4.2%
Delta Air Lines, Inc.	203,500	10,059,005
Southwest Airlines Co.	194,500	11,039,820
Spirit Airlines, Inc. (a)	106,300	6,252,566
		27,351,391
Building Products - 2.6%
Building Products - 2.6%
Allegion PLC	77,100	6,619,806
Jeld-Wen Holding, Inc. (a)	109,761	1,958,136
Lennox International, Inc.	34,500	7,910,160
		16,488,102
Commercial Services & Supplies - 3.7%
Diversified Support Services - 1.2%
Cintas Corp.	41,341	7,751,851
Environmental & Facility Services - 2.5%
Waste Connection, Inc. (United States)	193,100	16,135,436

TOTAL COMMERCIAL SERVICES & SUPPLIES		23,887,287

Construction & Engineering - 1.3%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc.	88,700	5,747,760
KBR, Inc.	162,600	2,796,720
		8,544,480
Electrical Equipment - 11.4%
Electrical Components & Equipment - 11.4%
AMETEK, Inc.	442,226	32,238,275
Emerson Electric Co.	360,100	23,575,747
Fortive Corp.	239,666	17,972,553
		73,786,575
Industrial Conglomerates - 12.2%
Industrial Conglomerates - 12.2%
3M Co.	46,100	9,233,830
General Electric Co.	1,625,848	16,518,616
Honeywell International, Inc.	155,733	22,367,931
ITT, Inc.	261,500	13,744,440
Roper Technologies, Inc.	59,900	16,967,274
		78,832,091
Machinery - 17.4%
Agricultural & Farm Machinery - 2.7%
Deere & Co.	105,000	17,220,000
Construction Machinery & Heavy Trucks - 2.9%
Allison Transmission Holdings, Inc.	66,300	3,226,821
Caterpillar, Inc.	118,600	15,792,776
		19,019,597
Industrial Machinery - 11.8%
Flowserve Corp.	152,100	6,698,484
Gardner Denver Holdings, Inc. (a)	227,000	5,600,090
IDEX Corp.	233,129	32,139,164
Ingersoll-Rand PLC	277,200	27,731,088
Xylem, Inc.	55,900	3,983,434
		76,152,260

TOTAL MACHINERY		112,391,857

Professional Services - 1.3%
Research & Consulting Services - 1.3%
IHS Markit Ltd. (a)	45,200	2,346,784
Nielsen Holdings PLC	220,900	5,672,712
		8,019,496
Road & Rail - 13.9%
Railroads - 12.9%
CSX Corp.	322,400	21,181,680
Norfolk Southern Corp.	134,600	22,577,804
Union Pacific Corp.	247,800	39,417,546
		83,177,030
Trucking - 1.0%
J.B. Hunt Transport Services, Inc.	57,600	6,165,504

TOTAL ROAD & RAIL		89,342,534

Trading Companies & Distributors - 4.5%
Trading Companies & Distributors - 4.5%
HD Supply Holdings, Inc. (a)	687,000	28,812,780
TOTAL COMMON STOCKS
(Cost $534,587,968)		643,192,054

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $2,721,176)	2,720,632	2,721,176
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $537,309,144)		645,913,230
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,082,133)
NET ASSETS - 100%		$644,831,097

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,820
Fidelity Securities Lending Cash Central Fund	46,453
Total	$90,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Industrials Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $534,587,968)	$643,192,054
Fidelity Central Funds (cost $2,721,176)	2,721,176
Total Investment in Securities (cost $537,309,144)		$645,913,230
Receivable for investments sold		8,792,384
Receivable for fund shares sold		336,856
Dividends receivable		246,922
Distributions receivable from Fidelity Central Funds		2,275
Prepaid expenses		7,720
Other receivables		6,885
Total assets		655,306,272
Liabilities
Payable for investments purchased	$6,989,418
Payable for fund shares redeemed	2,890,977
Accrued management fee	279,824
Distribution and service plan fees payable	160,864
Other affiliated payables	121,945
Other payables and accrued expenses	32,147
Total liabilities		10,475,175
Net Assets		$644,831,097
Net Assets consist of:
Paid in capital		$533,378,751
Total distributable earnings (loss)		111,452,346
Net Assets		$644,831,097
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($244,510,801 ÷ 6,969,673 shares)		$35.08
Maximum offering price per share (100/94.25 of $35.08)		$37.22
Class M:
Net Asset Value and redemption price per share ($59,411,260 ÷ 1,734,030 shares)		$34.26
Maximum offering price per share (100/96.50 of $34.26)		$35.50
Class C:
Net Asset Value and offering price per share ($110,616,928 ÷ 3,570,050 shares)(a)		$30.98
Class I:
Net Asset Value, offering price and redemption price per share ($222,178,513 ÷ 5,995,056 shares)		$37.06
Class Z:
Net Asset Value, offering price and redemption price per share ($8,113,595 ÷ 219,369 shares)		$36.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$5,995,439
Income from Fidelity Central Funds (including $46,453 from security lending)		90,273
Total income		6,085,712
Expenses
Management fee	$2,016,535
Transfer agent fees	707,808
Distribution and service plan fees	1,125,555
Accounting and security lending fees	131,640
Custodian fees and expenses	9,225
Independent trustees' fees and expenses	2,486
Registration fees	55,508
Audit	22,590
Legal	1,250
Interest	4,501
Miscellaneous	2,613
Total expenses before reductions	4,079,711
Expense reductions	(13,157)
Total expenses after reductions		4,066,554
Net investment income (loss)		2,019,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,051,269
Fidelity Central Funds	131
Foreign currency transactions	(12,573)
Total net realized gain (loss)		19,038,827
Change in net unrealized appreciation (depreciation) on investment securities		(94,136,087)
Net gain (loss)		(75,097,260)
Net increase (decrease) in net assets resulting from operations		$(73,078,102)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,019,158	$2,303,757
Net realized gain (loss)	19,038,827	70,245,358
Change in net unrealized appreciation (depreciation)	(94,136,087)	49,664,575
Net increase (decrease) in net assets resulting from operations	(73,078,102)	122,213,690
Distributions to shareholders	(71,563,519)	–
Distributions to shareholders from net investment income	–	(2,287,828)
Distributions to shareholders from net realized gain	–	(23,731,779)
Total distributions	(71,563,519)	(26,019,607)
Share transactions - net increase (decrease)	(45,021,689)	(77,388,887)
Total increase (decrease) in net assets	(189,663,310)	18,805,196
Net Assets
Beginning of period	834,494,407	815,689,211
End of period	$644,831,097	$834,494,407
Other Information
Undistributed net investment income end of period		$889,880

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Industrials Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$42.62	$37.89	$35.52	$37.06	$36.92	$34.50
Income from Investment Operations
Net investment income (loss)A	.11	.13	.19	.15	.17	.13
Net realized and unrealized gain (loss)	(3.76)	5.87	4.24	1.34	2.76	4.01
Total from investment operations	(3.65)	6.00	4.43	1.49	2.93	4.14
Distributions from net investment income	(.19)	(.10)	(.16)	(.14)	(.11)	(.15)
Distributions from net realized gain	(3.70)	(1.17)	(1.90)	(2.89)	(2.68)	(1.58)
Total distributions	(3.89)	(1.27)	(2.06)	(3.03)	(2.79)	(1.72)B
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$35.08	$42.62	$37.89	$35.52	$37.06	$36.92
Total ReturnD,E,F	(8.08)%	15.97%	12.62%	5.04%	8.17%	12.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.06%	1.06%	1.06%	1.06%	1.09%
Expenses net of fee waivers, if any	1.04%I	1.06%	1.06%	1.06%	1.06%	1.09%
Expenses net of all reductions	1.04%I	1.05%	1.06%	1.06%	1.06%	1.09%
Net investment income (loss)	.59%I	.32%	.53%	.45%	.46%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$244,511	$303,201	$309,204	$279,055	$333,405	$378,826
Portfolio turnover rateJ	140%I	61%	57%	53%	70%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.72 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$41.65	$37.03	$34.77	$36.35	$36.29	$33.93
Income from Investment Operations
Net investment income (loss)A	.06	.03	.10	.06	.07	.04
Net realized and unrealized gain (loss)	(3.68)	5.74	4.14	1.31	2.71	3.95
Total from investment operations	(3.62)	5.77	4.24	1.37	2.78	3.99
Distributions from net investment income	(.07)	–	(.08)	(.06)	(.05)	(.06)
Distributions from net realized gain	(3.70)	(1.15)	(1.90)	(2.89)	(2.67)	(1.58)
Total distributions	(3.77)	(1.15)	(1.98)	(2.95)	(2.72)	(1.63)B
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$34.26	$41.65	$37.03	$34.77	$36.35	$36.29
Total ReturnD,E,F	(8.21)%	15.70%	12.33%	4.74%	7.88%	12.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.32%	1.32%	1.33%	1.33%	1.33%
Expenses net of fee waivers, if any	1.31%I	1.32%	1.32%	1.33%	1.32%	1.33%
Expenses net of all reductions	1.30%I	1.31%	1.32%	1.32%	1.32%	1.33%
Net investment income (loss)	.32%I	.07%	.27%	.19%	.20%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$59,411	$72,143	$87,253	$79,196	$88,116	$90,509
Portfolio turnover rateJ	140%I	61%	57%	53%	70%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.63 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $1.577 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.09	$34.09	$32.24	$34.02	$34.13	$32.08
Income from Investment Operations
Net investment income (loss)A	(.03)	(.16)	(.08)	(.09)	(.10)	(.13)
Net realized and unrealized gain (loss)	(3.38)	5.28	3.83	1.20	2.54	3.73
Total from investment operations	(3.41)	5.12	3.75	1.11	2.44	3.60
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(3.70)	(1.12)	(1.90)	(2.89)	(2.55)	(1.55)
Total distributions	(3.70)	(1.12)	(1.90)	(2.89)	(2.55)	(1.55)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$30.98	$38.09	$34.09	$32.24	$34.02	$34.13
Total ReturnC,D,E	(8.45)%	15.13%	11.76%	4.25%	7.36%	11.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	1.82%	1.82%	1.82%	1.82%	1.83%
Expenses net of fee waivers, if any	1.79%H	1.82%	1.82%	1.82%	1.82%	1.83%
Expenses net of all reductions	1.79%H	1.81%	1.81%	1.81%	1.81%	1.83%
Net investment income (loss)	(.17)%H	(.43)%	(.23)%	(.30)%	(.30)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$110,617	$138,249	$134,505	$112,425	$141,494	$147,749
Portfolio turnover rateI	140%H	61%	57%	53%	70%	57%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$44.85	$39.80	$37.21	$38.67	$38.42	$35.83
Income from Investment Operations
Net investment income (loss)A	.18	.25	.31	.25	.28	.25
Net realized and unrealized gain (loss)	(3.97)	6.18	4.44	1.42	2.87	4.16
Total from investment operations	(3.79)	6.43	4.75	1.67	3.15	4.41
Distributions from net investment income	(.30)	(.21)	(.25)	(.24)	(.22)	(.24)
Distributions from net realized gain	(3.70)	(1.17)	(1.90)	(2.89)	(2.68)	(1.58)
Total distributions	(4.00)	(1.38)	(2.16)B	(3.13)	(2.90)	(1.82)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$37.06	$44.85	$39.80	$37.21	$38.67	$38.42
Total ReturnD,E	(7.97)%	16.30%	12.91%	5.33%	8.45%	12.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.80%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.78%H	.80%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%H	.79%	.80%	.79%	.79%	.81%
Net investment income (loss)	.85%H	.59%	.79%	.72%	.72%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$222,179	$320,902	$284,727	$133,176	$207,462	$242,772
Portfolio turnover rateI	140%H	61%	57%	53%	70%	57%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.16 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $1.901 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Industrials Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$46.84
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	(5.89)
Total from investment operations	(5.76)
Distributions from net investment income	(.39)
Distributions from net realized gain	(3.70)
Total distributions	(4.09)
Net asset value, end of period	$36.99
Total ReturnC,D	(11.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G
Expenses net of fee waivers, if any	.65%G
Expenses net of all reductions	.64%G
Net investment income (loss)	1.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,114
Portfolio turnover rateH	140%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Broadcom, Inc.	8.9
Marvell Technology Group Ltd.	8.5
Intel Corp.	8.3
NVIDIA Corp.	8.3
Applied Materials, Inc.	7.3
Qualcomm, Inc.	6.0
Micron Technology, Inc.	4.9
Analog Devices, Inc.	4.8
Lam Research Corp.	4.7
ON Semiconductor Corp.	4.7
66.4

Top Industries (% of fund's net assets)

As of January 31, 2019
Semiconductors & Semiconductor Equipment	92.5%
Electronic Equipment & Components	5.4%
Technology Hardware, Storage & Peripherals	0.2%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Semiconductors Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Electronic Equipment & Components - 5.4%
Electronic Manufacturing Services - 5.4%
Flextronics International Ltd. (a)	432,800	$4,163,536
Jabil, Inc.	173,876	4,633,795
TTM Technologies, Inc. (a)	281,700	3,233,916
		12,031,247
Semiconductors & Semiconductor Equipment - 92.5%
Semiconductor Equipment - 18.2%
Advanced Energy Industries, Inc. (a)	76,500	3,923,685
Applied Materials, Inc.	413,400	16,155,672
KLA-Tencor Corp.	59,900	6,383,543
Lam Research Corp.	62,311	10,566,699
MKS Instruments, Inc.	41,800	3,412,134
		40,441,733
Semiconductors - 74.3%
Alpha & Omega Semiconductor Ltd. (a)	74,300	884,913
Ambarella, Inc. (a)(b)	9,300	353,400
Analog Devices, Inc.	109,070	10,782,660
Broadcom, Inc.	74,200	19,904,149
Cypress Semiconductor Corp.	113,500	1,574,245
Dialog Semiconductor PLC (a)	24,600	718,852
Inphi Corp. (a)(b)	106,938	4,217,635
Intel Corp.	391,125	18,429,810
MACOM Technology Solutions Holdings, Inc. (a)	180,200	3,249,006
Marvell Technology Group Ltd.	1,024,967	18,992,639
Maxim Integrated Products, Inc.	39,000	2,116,530
MaxLinear, Inc. Class A (a)	58,149	1,140,883
MediaTek, Inc.	27,000	218,854
Mellanox Technologies Ltd. (a)	31,000	2,895,710
Microchip Technology, Inc. (b)	113,700	9,138,069
Micron Technology, Inc. (a)	286,812	10,961,955
Nordic VLSI ASA (a)	47,700	165,430
NVIDIA Corp.	128,123	18,417,681
NXP Semiconductors NV	117,970	10,266,929
O2Micro International Ltd. sponsored ADR (a)	16,100	25,599
ON Semiconductor Corp. (a)	517,500	10,370,700
Qorvo, Inc. (a)	37,346	2,440,935
Qualcomm, Inc.	268,726	13,307,312
Renesas Electronics Corp. (a)	303,500	1,741,451
Sanken Electric Co. Ltd.	19,600	408,285
Silicon Motion Technology Corp. sponsored ADR	6,600	257,202
Skyworks Solutions, Inc.	11,900	869,176
Synaptics, Inc. (a)	37,600	1,496,480
		165,346,490

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		205,788,223

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.	7,600	341,924
TOTAL COMMON STOCKS
(Cost $196,160,684)		218,161,394

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 2.43% (c)	4,752,537	4,753,487
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	11,947,952	11,949,146
TOTAL MONEY MARKET FUNDS
(Cost $16,702,633)		16,702,633
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $212,863,317)		234,864,027
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(12,476,223)
NET ASSETS - 100%		$222,387,804

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,217
Fidelity Securities Lending Cash Central Fund	21,318
Total	$57,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$218,161,394	$217,942,540	$218,854	$--
Money Market Funds	16,702,633	16,702,633	--	--
Total Investments in Securities:	$234,864,027	$234,645,173	$218,854	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.5%
Bermuda	8.9%
Netherlands	4.6%
Singapore	1.9%
Israel	1.3%
Japan	1.0%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Semiconductors Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,742,141) — See accompanying schedule: Unaffiliated issuers (cost $196,160,684)	$218,161,394
Fidelity Central Funds (cost $16,702,633)	16,702,633
Total Investment in Securities (cost $212,863,317)		$234,864,027
Foreign currency held at value (cost $111,273)		111,273
Receivable for investments sold		3,238,347
Receivable for fund shares sold		147,134
Distributions receivable from Fidelity Central Funds		6,868
Prepaid expenses		2,617
Other receivables		8,454
Total assets		238,378,720
Liabilities
Payable for investments purchased	$3,403,682
Payable for fund shares redeemed	408,894
Accrued management fee	94,281
Distribution and service plan fees payable	56,015
Other affiliated payables	45,248
Other payables and accrued expenses	33,631
Collateral on securities loaned	11,949,165
Total liabilities		15,990,916
Net Assets		$222,387,804
Net Assets consist of:
Paid in capital		$210,403,635
Total distributable earnings (loss)		11,984,169
Net Assets		$222,387,804
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($79,376,058 ÷ 4,148,631 shares)		$19.13
Maximum offering price per share (100/94.25 of $19.13)		$20.30
Class M:
Net Asset Value and redemption price per share ($18,589,655 ÷ 1,020,597 shares)		$18.21
Maximum offering price per share (100/96.50 of $18.21)		$18.87
Class C:
Net Asset Value and offering price per share ($41,620,109 ÷ 2,547,013 shares)(a)		$16.34
Class I:
Net Asset Value, offering price and redemption price per share ($80,792,597 ÷ 3,986,989 shares)		$20.26
Class Z:
Net Asset Value, offering price and redemption price per share ($2,009,385 ÷ 99,413 shares)		$20.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$2,399,180
Income from Fidelity Central Funds (including $21,318 from security lending)		57,535
Total income		2,456,715
Expenses
Management fee	$686,774
Transfer agent fees	273,368
Distribution and service plan fees	395,861
Accounting and security lending fees	50,975
Custodian fees and expenses	24,067
Independent trustees' fees and expenses	873
Registration fees	62,520
Audit	21,480
Legal	2,311
Interest	1,066
Miscellaneous	1,024
Total expenses before reductions	1,520,319
Expense reductions	(2,819)
Total expenses after reductions		1,517,500
Net investment income (loss)		939,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,367,836)
Fidelity Central Funds	(227)
Foreign currency transactions	2,650
Total net realized gain (loss)		(1,365,413)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(28,793,792)
Fidelity Central Funds	(201)
Assets and liabilities in foreign currencies	(306)
Total change in net unrealized appreciation (depreciation)		(28,794,299)
Net gain (loss)		(30,159,712)
Net increase (decrease) in net assets resulting from operations		$(29,220,497)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$939,215	$140,691
Net realized gain (loss)	(1,365,413)	38,481,612
Change in net unrealized appreciation (depreciation)	(28,794,299)	21,918,816
Net increase (decrease) in net assets resulting from operations	(29,220,497)	60,541,119
Distributions to shareholders	(36,359,564)	–
Distributions to shareholders from net investment income	–	(641,765)
Distributions to shareholders from net realized gain	–	(23,866,944)
Total distributions	(36,359,564)	(24,508,709)
Share transactions - net increase (decrease)	(30,022,141)	60,021,575
Redemption fees	–	32,964
Total increase (decrease) in net assets	(95,602,202)	96,086,949
Net Assets
Beginning of period	317,990,006	221,903,057
End of period	$222,387,804	$317,990,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Semiconductors Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.06	$21.57	$16.50	$15.29	$13.86	$10.33
Income from Investment Operations
Net investment income (loss)A	.09	.02	.11	.09	.03	(.02)
Net realized and unrealized gain (loss)	(2.59)	5.73	5.03	2.67	1.48	3.55
Total from investment operations	(2.50)	5.75	5.14	2.76	1.51	3.53
Distributions from net investment income	(.10)	(.05)B	(.05)	(.05)	(.01)	–
Distributions from net realized gain	(3.33)	(2.21)B	(.02)	(1.49)	(.07)	–
Total distributions	(3.43)	(2.26)	(.07)	(1.55)C	(.08)	–
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$19.13	$25.06	$21.57	$16.50	$15.29	$13.86
Total ReturnE,F,G	(8.48)%	27.35%	31.21%	20.46%	10.85%	34.17%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.15%	1.17%	1.31%	1.28%	1.84%
Expenses net of fee waivers, if any	1.14%J	1.15%	1.17%	1.31%	1.28%	1.40%
Expenses net of all reductions	1.14%J	1.13%	1.16%	1.28%	1.27%	1.39%
Net investment income (loss)	.78%J	.09%	.55%	.61%	.20%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$79,376	$97,883	$72,040	$34,066	$38,237	$16,542
Portfolio turnover rateK	108%J	133%	99%	185%	156%	156%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.55 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $1.494 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.04	$20.77	$15.91	$14.81	$13.45	$10.05
Income from Investment Operations
Net investment income (loss)A	.05	(.05)	.04	.04	(.02)	(.05)
Net realized and unrealized gain (loss)	(2.49)	5.50	4.84	2.57	1.44	3.45
Total from investment operations	(2.44)	5.45	4.88	2.61	1.42	3.40
Distributions from net investment income	(.06)	–B	–	(.04)	–	–
Distributions from net realized gain	(3.33)	(2.18)B	(.02)	(1.47)	(.06)	–
Total distributions	(3.39)	(2.18)	(.02)	(1.51)	(.06)	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$18.21	$24.04	$20.77	$15.91	$14.81	$13.45
Total ReturnD,E,F	(8.62)%	26.95%	30.72%	20.01%	10.55%	33.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%I	1.48%	1.53%	1.65%	1.62%	2.19%
Expenses net of fee waivers, if any	1.46%I	1.47%	1.53%	1.65%	1.62%	1.65%
Expenses net of all reductions	1.46%I	1.46%	1.52%	1.62%	1.61%	1.64%
Net investment income (loss)	.46%I	(.23)%	.20%	.27%	(.14)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$18,590	$21,830	$16,127	$9,766	$10,826	$7,144
Portfolio turnover rateJ	108%I	133%	99%	185%	156%	156%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.88	$19.10	$14.69	$13.80	$12.58	$9.44
Income from Investment Operations
Net investment income (loss)A	–B	(.14)	(.04)	(.02)	(.08)	(.10)
Net realized and unrealized gain (loss)	(2.28)	5.05	4.47	2.37	1.34	3.24
Total from investment operations	(2.28)	4.91	4.43	2.35	1.26	3.14
Distributions from net investment income	–	–	–	(.02)	–	–
Distributions from net realized gain	(3.26)	(2.13)	(.02)	(1.44)	(.04)	–
Total distributions	(3.26)	(2.13)	(.02)	(1.46)	(.04)	–
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$16.34	$21.88	$19.10	$14.69	$13.80	$12.58
Total ReturnC,D,E	(8.81)%	26.38%	30.21%	19.48%	10.03%	33.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.91%	1.95%	2.08%	2.06%	2.60%
Expenses net of fee waivers, if any	1.89%H	1.91%	1.95%	2.08%	2.06%	2.15%
Expenses net of all reductions	1.89%H	1.89%	1.94%	2.05%	2.05%	2.14%
Net investment income (loss)	.03%H	(.67)%	(.23)%	(.16)%	(.58)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$41,620	$57,915	$42,684	$21,088	$20,864	$7,381
Portfolio turnover rateI	108%H	133%	99%	185%	156%	156%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.33	$22.56	$17.24	$15.89	$14.37	$10.68
Income from Investment Operations
Net investment income (loss)A	.13	.10	.17	.14	.08	.01
Net realized and unrealized gain (loss)	(2.71)	5.99	5.26	2.79	1.53	3.68
Total from investment operations	(2.58)	6.09	5.43	2.93	1.61	3.69
Distributions from net investment income	(.16)	(.11)B	(.09)	(.09)	(.02)	–
Distributions from net realized gain	(3.33)	(2.21)B	(.02)	(1.49)	(.07)	–
Total distributions	(3.49)	(2.32)	(.11)	(1.58)	(.09)	–
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$20.26	$26.33	$22.56	$17.24	$15.89	$14.37
Total ReturnD,E	(8.36)%	27.74%	31.62%	20.85%	11.17%	34.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.86%	.88%	.98%	.98%	1.34%
Expenses net of fee waivers, if any	.85%H	.86%	.88%	.98%	.98%	1.15%
Expenses net of all reductions	.84%H	.84%	.87%	.95%	.96%	1.14%
Net investment income (loss)	1.08%H	.38%	.84%	.94%	.51%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$80,793	$140,362	$91,052	$25,827	$35,943	$25,050
Portfolio turnover rateI	108%H	133%	99%	185%	156%	156%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Semiconductors Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$26.00
Income from Investment Operations
Net investment income (loss)B	.06
Net realized and unrealized gain (loss)	(2.30)
Total from investment operations	(2.24)
Distributions from net investment income	(.22)
Distributions from net realized gain	(3.33)
Total distributions	(3.55)
Net asset value, end of period	$20.21
Total ReturnC,D	(7.13)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G
Expenses net of fee waivers, if any	.71%G
Expenses net of all reductions	.71%G
Net investment income (loss)	.91%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,009
Portfolio turnover rateH	108%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Apple, Inc.	16.2
Microsoft Corp.	15.8
Visa, Inc. Class A	5.4
MasterCard, Inc. Class A	3.6
Adobe, Inc.	3.3
Salesforce.com, Inc.	2.9
Broadcom, Inc.	2.1
Alphabet, Inc. Class C	2.1
Netflix, Inc.	1.9
PayPal Holdings, Inc.	1.8
55.1

Top Industries (% of fund's net assets)

As of January 31, 2019
Software	32.6%
IT Services	20.9%
Technology Hardware, Storage & Peripherals	18.0%
Semiconductors & Semiconductor Equipment	15.1%
Internet & Direct Marketing Retail	3.3%
All Others*	10.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Technology Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Communications Equipment - 2.3%
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	18,400	$3,951,952
Cisco Systems, Inc.	591,313	27,963,192
F5 Networks, Inc. (a)	20,036	3,224,794
Motorola Solutions, Inc.	54,900	6,418,359
		41,558,297
Electronic Equipment & Components - 2.7%
Electronic Components - 1.0%
Amphenol Corp. Class A	102,101	8,976,720
Corning, Inc.	275,272	9,155,547
		18,132,267
Electronic Equipment & Instruments - 0.6%
Keysight Technologies, Inc. (a)	62,125	4,598,493
Trimble, Inc. (a)	81,436	3,066,880
Zebra Technologies Corp. Class A (a)	18,600	3,228,960
		10,894,333
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	118,300	9,576,385
Technology Distributors - 0.6%
CDW Corp.	50,800	4,230,116
Dell Technologies, Inc. (a)	121,692	5,913,014
		10,143,130

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		48,746,115

Entertainment - 2.5%
Interactive Home Entertainment - 0.6%
Activision Blizzard, Inc.	224,394	10,600,373
Movies & Entertainment - 1.9%
Netflix, Inc. (a)	103,166	35,024,857

TOTAL ENTERTAINMENT		45,625,230

Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (b)(c)	1,469,829	8,245,741
Interactive Media & Services - 2.1%
Interactive Media & Services - 2.1%
Alphabet, Inc. Class C (a)	34,155	38,129,617
Internet & Direct Marketing Retail - 3.3%
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	11,200	19,249,776
eBay, Inc.	524,300	17,642,695
Meituan Dianping Class B	3,559,399	22,967,596
		59,860,067
IT Services - 20.9%
Data Processing & Outsourced Services - 16.4%
Alliance Data Systems Corp.	16,100	2,859,199
Automatic Data Processing, Inc.	148,485	20,764,142
Broadridge Financial Solutions, Inc.	38,516	3,883,568
Fidelity National Information Services, Inc.	112,391	11,748,231
First Data Corp. Class A (a)	160,985	3,968,280
Fiserv, Inc. (a)	138,000	11,444,340
FleetCor Technologies, Inc. (a)	29,600	5,973,576
Global Payments, Inc.	55,900	6,276,452
Jack Henry & Associates, Inc.	25,508	3,406,593
MasterCard, Inc. Class A	306,000	64,605,780
Paychex, Inc.	109,313	7,739,360
PayPal Holdings, Inc. (a)	374,100	33,205,116
Square, Inc. (a)	106,600	7,605,910
The Western Union Co.	142,523	2,601,045
Total System Services, Inc.	58,453	5,237,973
Visa, Inc. Class A	719,416	97,128,354
Worldpay, Inc. (a)	102,400	8,548,352
		296,996,271
Internet Services & Infrastructure - 2.0%
Akamai Technologies, Inc. (a)	56,000	3,645,600
GoDaddy, Inc. (a)	59,300	4,069,759
MongoDB, Inc. Class A (a)(d)	163,136	15,067,241
Okta, Inc. (a)	91,200	7,517,616
VeriSign, Inc. (a)	36,857	6,238,784
		36,539,000
IT Consulting & Other Services - 2.5%
Accenture PLC Class A	213,111	32,723,194
DXC Technology Co.	98,700	6,328,644
Gartner, Inc. (a)	30,133	4,094,773
Leidos Holdings, Inc.	41,660	2,416,280
		45,562,891

TOTAL IT SERVICES		379,098,162

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(b)	387,462	620,726
Semiconductors & Semiconductor Equipment - 15.1%
Semiconductor Equipment - 2.5%
Applied Materials, Inc.	608,500	23,780,180
ASML Holding NV (Netherlands)	35,800	6,260,259
KLA-Tencor Corp.	52,200	5,562,954
Lam Research Corp.	54,700	9,276,026
SunEdison, Inc. (a)(b)	500	0
		44,879,419
Semiconductors - 12.6%
Advanced Micro Devices, Inc. (a)	324,000	7,908,840
Analog Devices, Inc.	124,900	12,347,614
Broadcom, Inc.	142,555	38,240,379
Intel Corp.	595,751	28,071,787
Marvell Technology Group Ltd.	596,561	11,054,275
Maxim Integrated Products, Inc.	98,500	5,345,595
Microchip Technology, Inc.	79,100	6,357,267
Micron Technology, Inc. (a)	397,000	15,173,340
NVIDIA Corp.	193,250	27,779,688
ON Semiconductor Corp. (a)	135,415	2,713,717
Qorvo, Inc. (a)	46,300	3,026,168
Qualcomm, Inc.	472,750	23,410,580
Skyworks Solutions, Inc.	59,400	4,338,576
Texas Instruments, Inc.	323,169	32,536,655
Xilinx, Inc.	85,590	9,580,945
		227,885,426

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		272,764,845

Software - 31.7%
Application Software - 13.4%
Adobe, Inc. (a)	238,316	59,059,471
ANSYS, Inc. (a)	26,080	4,286,248
Atlassian Corp. PLC (a)	70,900	6,976,560
Autodesk, Inc. (a)	74,400	10,951,680
Cadence Design Systems, Inc. (a)	93,878	4,508,960
Citrix Systems, Inc.	45,300	4,645,062
Intuit, Inc.	126,300	27,258,066
Nutanix, Inc.:
Class A (a)	39,100	2,003,093
Class B (a)(e)	39,963	2,047,304
Parametric Technology Corp. (a)	247,550	20,989,765
Salesforce.com, Inc. (a)	341,319	51,870,248
Splunk, Inc. (a)	46,100	5,755,124
SS&C Technologies Holdings, Inc.	183,800	9,463,862
Synopsys, Inc. (a)	49,531	4,623,719
Ultimate Software Group, Inc. (a)	63,344	17,297,346
Workday, Inc. Class A (a)	50,100	9,094,653
Xunlei Ltd. sponsored ADR (a)	454,336	1,572,003
		242,403,164
Systems Software - 18.3%
Fortinet, Inc. (a)	47,323	3,623,522
Microsoft Corp.	2,750,800	287,266,044
Palo Alto Networks, Inc. (a)	31,800	6,831,276
Red Hat, Inc. (a)	60,500	10,759,320
ServiceNow, Inc. (a)	59,700	13,135,194
Symantec Corp.	207,200	4,355,344
Tableau Software, Inc. (a)	23,500	3,004,240
VMware, Inc. Class A	25,143	3,798,353
		332,773,293

TOTAL SOFTWARE		575,176,457

Technology Hardware, Storage & Peripherals - 18.0%
Technology Hardware, Storage & Peripherals - 18.0%
Apple, Inc.	1,760,529	293,022,449
Hewlett Packard Enterprise Co.	501,217	7,813,973
HP, Inc.	549,100	12,096,673
NetApp, Inc.	91,400	5,828,578
Seagate Technology LLC	90,000	3,985,200
Western Digital Corp.	96,500	4,341,535
		327,088,408
TOTAL COMMON STOCKS
(Cost $1,595,412,146)		1,796,913,665

Convertible Preferred Stocks - 0.9%
Software - 0.9%
Application Software - 0.9%
Lyft, Inc. Series I (b)(c)	116,442	5,464,623
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	232,064	11,317,761
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,114,003)		16,782,384

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.43% (f)	509	509
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	11,062,945	11,064,051
TOTAL MONEY MARKET FUNDS
(Cost $11,064,560)		11,064,560
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,615,590,709)		1,824,760,609
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,474,245)
NET ASSETS - 100%		$1,813,286,364

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,028,125 or 1.4% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,047,304 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Lyft, Inc. Series I	6/27/18	$5,513,983
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$609,507
Fidelity Securities Lending Cash Central Fund	265,995
Total	$875,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,796,913,665	$1,758,819,343	$29,227,855	$8,866,467
Convertible Preferred Stocks	16,782,384	--	--	16,782,384
Money Market Funds	11,064,560	11,064,560	--	--
Total Investments in Securities:	$1,824,760,609	$1,769,883,903	$29,227,855	$25,648,851

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$32,593,538
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(3,130,993)
Cost of Purchases	--
Proceeds of Sales	(12,680,161)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,782,384
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2019	$1,985,842
Other Investments in Securities
Beginning Balance	$8,869,106
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(2,639)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,866,467
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2019	$(2,639)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,340,884) — See accompanying schedule: Unaffiliated issuers (cost $1,604,526,149)	$1,813,696,049
Fidelity Central Funds (cost $11,064,560)	11,064,560
Total Investment in Securities (cost $1,615,590,709)		$1,824,760,609
Cash		2,045,282
Receivable for investments sold		1,470,878
Receivable for fund shares sold		2,972,292
Dividends receivable		418,676
Distributions receivable from Fidelity Central Funds		6,079
Prepaid expenses		17,605
Other receivables		169,371
Total assets		1,831,860,792
Liabilities
Payable for investments purchased	$150,781
Payable for fund shares redeemed	5,607,054
Distributions payable	470
Accrued management fee	786,321
Distribution and service plan fees payable	460,024
Notes payable to affiliates	40,000
Other affiliated payables	333,501
Other payables and accrued expenses	145,177
Collateral on securities loaned	11,051,100
Total liabilities		18,574,428
Net Assets		$1,813,286,364
Net Assets consist of:
Paid in capital		$1,612,987,787
Total distributable earnings (loss)		200,298,577
Net Assets		$1,813,286,364
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($693,593,552 ÷ 16,113,884 shares)		$43.04
Maximum offering price per share (100/94.25 of $43.04)		$45.67
Class M:
Net Asset Value and redemption price per share ($273,870,988 ÷ 6,784,004 shares)		$40.37
Maximum offering price per share (100/96.50 of $40.37)		$41.83
Class C:
Net Asset Value and offering price per share ($264,631,819 ÷ 7,526,134 shares)(a)		$35.16
Class I:
Net Asset Value, offering price and redemption price per share ($567,280,657 ÷ 12,094,077 shares)		$46.91
Class Z:
Net Asset Value, offering price and redemption price per share ($13,909,348 ÷ 297,095 shares)		$46.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$7,927,979
Income from Fidelity Central Funds (including $265,995 from security lending)		875,502
Total income		8,803,481
Expenses
Management fee	$5,474,979
Transfer agent fees	1,960,024
Distribution and service plan fees	3,170,094
Accounting and security lending fees	311,277
Custodian fees and expenses	49,484
Independent trustees' fees and expenses	6,633
Registration fees	106,432
Audit	23,982
Legal	6,758
Interest	9,546
Miscellaneous	6,986
Total expenses before reductions	11,126,195
Expense reductions	(55,080)
Total expenses after reductions		11,071,115
Net investment income (loss)		(2,267,634)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,215,614
Fidelity Central Funds	346
Foreign currency transactions	(61,495)
Total net realized gain (loss)		10,154,465
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(288,005,768)
Assets and liabilities in foreign currencies	(2,187)
Total change in net unrealized appreciation (depreciation)		(288,007,955)
Net gain (loss)		(277,853,490)
Net increase (decrease) in net assets resulting from operations		$(280,121,124)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,267,634)	$(5,902,849)
Net realized gain (loss)	10,154,465	407,510,734
Change in net unrealized appreciation (depreciation)	(288,007,955)	2,426,264
Net increase (decrease) in net assets resulting from operations	(280,121,124)	404,034,149
Distributions to shareholders	(348,466,565)	–
Distributions to shareholders from net realized gain	–	(137,302,162)
Total distributions	(348,466,565)	(137,302,162)
Share transactions - net increase (decrease)	231,770,780	390,532,086
Total increase (decrease) in net assets	(396,816,909)	657,264,073
Net Assets
Beginning of period	2,210,103,273	1,552,839,200
End of period	$1,813,286,364	$2,210,103,273
Other Information
Accumulated net investment loss end of period		$(98,578)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Technology Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.37	$52.11	$37.86	$36.83	$36.06	$29.90
Income from Investment Operations
Net investment income (loss)A	(.04)	(.13)	(.07)	(.10)	(.02)B	(.12)
Net realized and unrealized gain (loss)	(7.67)	12.80	14.95	2.74	3.75	6.70
Total from investment operations	(7.71)	12.67	14.88	2.64	3.73	6.58
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	(9.62)	(4.41)	(.63)	(1.61)	(2.94)	(.42)
Total distributions	(9.62)	(4.41)	(.63)	(1.61)	(2.96)	(.42)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$43.04	$60.37	$52.11	$37.86	$36.83	$36.06
Total ReturnD,E,F	(12.25)%	25.43%	39.85%	7.86%	10.94%	22.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.05%	1.07%	1.09%	1.09%	1.14%
Expenses net of fee waivers, if any	1.03%I	1.05%	1.07%	1.09%	1.09%	1.14%
Expenses net of all reductions	1.03%I	1.04%	1.07%	1.07%	1.08%	1.12%
Net investment income (loss)	(.17)%I	(.23)%	(.17)%	(.28)%	(.05)%B	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$693,594	$825,118	$637,315	$480,573	$468,819	$408,687
Portfolio turnover rateJ	169%I	84%	73%K	102%	142%K	186%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$57.23	$49.63	$36.14	$35.26	$34.66	$28.79
Income from Investment Operations
Net investment income (loss)A	(.11)	(.27)	(.18)	(.18)	(.11)B	(.19)
Net realized and unrealized gain (loss)	(7.27)	12.16	14.26	2.61	3.60	6.45
Total from investment operations	(7.38)	11.89	14.08	2.43	3.49	6.26
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(9.48)	(4.29)	(.59)	(1.55)	(2.89)	(.39)
Total distributions	(9.48)	(4.29)	(.59)	(1.55)	(2.89)	(.39)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$40.37	$57.23	$49.63	$36.14	$35.26	$34.66
Total ReturnD,E,F	(12.35)%	25.09%	39.50%	7.60%	10.63%	21.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.31%	1.33%	1.35%	1.35%	1.38%
Expenses net of fee waivers, if any	1.29%I	1.31%	1.33%	1.35%	1.35%	1.38%
Expenses net of all reductions	1.29%I	1.30%	1.33%	1.34%	1.34%	1.37%
Net investment income (loss)	(.42)%I	(.49)%	(.43)%	(.54)%	(.31)%B	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$273,871	$328,709	$274,918	$203,727	$208,192	$196,067
Portfolio turnover rateJ	169%I	84%	73%K	102%	142%K	186%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$51.18	$44.86	$32.83	$32.27	$31.99	$26.68
Income from Investment Operations
Net investment income (loss)A	(.20)	(.49)	(.35)	(.31)	(.25)B	(.33)
Net realized and unrealized gain (loss)	(6.53)	10.95	12.92	2.37	3.29	5.98
Total from investment operations	(6.73)	10.46	12.57	2.06	3.04	5.65
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(9.29)	(4.14)	(.54)	(1.50)	(2.76)	(.34)
Total distributions	(9.29)	(4.14)	(.54)	(1.50)	(2.76)	(.34)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$35.16	$51.18	$44.86	$32.83	$32.27	$31.99
Total ReturnD,E,F	(12.58)%	24.48%	38.79%	7.08%	10.07%	21.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.81%	1.83%	1.85%	1.84%	1.87%
Expenses net of fee waivers, if any	1.79%I	1.81%	1.83%	1.85%	1.84%	1.87%
Expenses net of all reductions	1.78%I	1.80%	1.82%	1.83%	1.83%	1.86%
Net investment income (loss)	(.92)%I	(.99)%	(.93)%	(1.04)%	(.80)%B	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$264,632	$321,616	$237,583	$151,321	$138,205	$105,499
Portfolio turnover rateJ	169%I	84%	73%K	102%	142%K	186%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.86	$55.69	$40.30	$39.03	$38.06	$31.47
Income from Investment Operations
Net investment income (loss)A	.03	.02	.06	.02	.11B	(.02)
Net realized and unrealized gain (loss)	(8.21)	13.71	15.96	2.92	3.96	7.06
Total from investment operations	(8.18)	13.73	16.02	2.94	4.07	7.04
Distributions from net investment income	(.01)	–	–	–	(.07)	–
Distributions from net realized gain	(9.76)	(4.56)	(.63)	(1.67)	(3.03)	(.45)
Total distributions	(9.77)	(4.56)	(.63)	(1.67)	(3.10)	(.45)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$46.91	$64.86	$55.69	$40.30	$39.03	$38.06
Total ReturnD,E	(12.11)%	25.75%	40.26%	8.24%	11.30%	22.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.78%	.77%	.75%	.75%	.83%
Expenses net of fee waivers, if any	.77%H	.78%	.77%	.75%	.75%	.83%
Expenses net of all reductions	.76%H	.77%	.77%	.74%	.74%	.82%
Net investment income (loss)	.10%H	.03%	.13%	.06%	.29%B	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$567,281	$734,661	$403,024	$669,599	$783,945	$455,612
Portfolio turnover rateI	169%H	84%	73%J	102%	142%J	186%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Technology Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$67.88
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(11.26)
Total from investment operations	(11.19)
Distributions from net investment income	(.11)
Distributions from net realized gain	(9.76)
Total distributions	(9.87)
Net asset value, end of period	$46.82
Total ReturnC,D	(15.99)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G
Expenses net of fee waivers, if any	.63%G
Expenses net of all reductions	.63%G
Net investment income (loss)	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,909
Portfolio turnover rateH	169%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Dominion Resources, Inc.	11.0
Exelon Corp.	6.9
Sempra Energy	6.6
Southern Co.	5.9
NextEra Energy, Inc.	5.9
FirstEnergy Corp.	5.8
Public Service Enterprise Group, Inc.	4.4
Entergy Corp.	4.3
Edison International	4.2
PPL Corp.	3.9
58.9

Top Industries (% of fund's net assets)

As of January 31, 2019
Electric Utilities	53.5%
Multi-Utilities	28.6%
Gas Utilities	5.7%
Independent Power and Renewable Electricity Producers	4.2%
Diversified Telecommunication Services	2.1%
All Others*	5.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity Advisor® Utilities Fund

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Diversified Telecommunication Services - 2.1%
Integrated Telecommunication Services - 2.1%
AT&T, Inc.	324,000	$9,739,440
Electric Utilities - 53.5%
Electric Utilities - 53.5%
American Electric Power Co., Inc.	153,500	12,144,920
Duke Energy Corp.	154,137	13,530,146
Edison International	340,376	19,391,221
Entergy Corp.	219,305	19,559,813
Evergy, Inc.	265,123	15,196,850
Eversource Energy	161,646	11,219,849
Exelon Corp.	662,491	31,640,570
FirstEnergy Corp.	676,460	26,517,232
NextEra Energy, Inc.	150,186	26,880,290
Pinnacle West Capital Corp.	79,300	6,987,916
PPL Corp.	572,523	17,931,420
Southern Co.	556,400	27,041,040
Vistra Energy Corp. (a)	687,278	17,257,551
		245,298,818
Gas Utilities - 5.7%
Gas Utilities - 5.7%
Atmos Energy Corp.	143,461	14,006,097
Chesapeake Utilities Corp.	9,939	900,175
South Jersey Industries, Inc.	239,304	7,126,473
Southwest Gas Holdings, Inc.	50,500	3,955,160
		25,987,905
Independent Power and Renewable Electricity Producers - 4.2%
Independent Power Producers & Energy Traders - 2.6%
NRG Energy, Inc.	222,515	9,103,089
The AES Corp.	179,420	2,940,694
		12,043,783
Renewable Electricity - 1.6%
NextEra Energy Partners LP	179,922	7,225,668

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		19,269,451

Media - 0.6%
Cable & Satellite - 0.6%
Altice U.S.A., Inc. Class A	147,300	2,892,972
Multi-Utilities - 28.6%
Multi-Utilities - 28.6%
Avangrid, Inc.	199,007	9,924,479
CenterPoint Energy, Inc.	374,000	11,564,080
Dominion Resources, Inc.	716,345	50,316,072
NiSource, Inc.	322,470	8,796,982
Public Service Enterprise Group, Inc.	367,538	20,049,198
Sempra Energy	260,268	30,446,151
		131,096,962
Oil, Gas & Consumable Fuels - 2.1%
Oil & Gas Storage & Transport - 2.1%
Cheniere Energy, Inc. (a)	106,751	7,008,203
Noble Midstream Partners LP	9,136	294,179
The Williams Companies, Inc.	92,600	2,493,718
		9,796,100
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
First Solar, Inc. (a)	27,110	1,371,495
Water Utilities - 0.5%
Water Utilities - 0.5%
SJW Corp.	40,373	2,420,361
TOTAL COMMON STOCKS
(Cost $382,220,062)		447,873,504

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $5,196,573)	5,195,534	5,196,573
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $387,416,635)		453,070,077
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,958,210
NET ASSETS - 100%		$459,028,287

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,979
Fidelity Securities Lending Cash Central Fund	1,228
Total	$85,207

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Utilities Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $382,220,062)	$447,873,504
Fidelity Central Funds (cost $5,196,573)	5,196,573
Total Investment in Securities (cost $387,416,635)		$453,070,077
Receivable for investments sold		5,072,489
Receivable for fund shares sold		2,751,310
Dividends receivable		254,890
Distributions receivable from Fidelity Central Funds		12,905
Prepaid expenses		2,496
Other receivables		23,314
Total assets		461,187,481
Liabilities
Payable for investments purchased	$801,748
Payable for fund shares redeemed	926,534
Accrued management fee	199,129
Distribution and service plan fees payable	112,668
Other affiliated payables	91,316
Other payables and accrued expenses	27,799
Total liabilities		2,159,194
Net Assets		$459,028,287
Net Assets consist of:
Paid in capital		$410,789,781
Total distributable earnings (loss)		48,238,506
Net Assets		$459,028,287
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($202,303,007 ÷ 6,945,712 shares)		$29.13
Maximum offering price per share (100/94.25 of $29.13)		$30.91
Class M:
Net Asset Value and redemption price per share ($53,676,462 ÷ 1,837,853 shares)		$29.21
Maximum offering price per share (100/96.50 of $29.21)		$30.27
Class C:
Net Asset Value and offering price per share ($63,435,003 ÷ 2,227,983 shares)(a)		$28.47
Class I:
Net Asset Value, offering price and redemption price per share ($134,571,859 ÷ 4,521,704 shares)		$29.76
Class Z:
Net Asset Value, offering price and redemption price per share ($5,041,956 ÷ 169,490 shares)		$29.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$5,902,658
Income from Fidelity Central Funds (including $1,228 from security lending)		85,207
Total income		5,987,865
Expenses
Management fee	$1,058,269
Transfer agent fees	424,109
Distribution and service plan fees	641,726
Accounting and security lending fees	76,326
Custodian fees and expenses	3,963
Independent trustees' fees and expenses	1,140
Registration fees	73,742
Audit	21,883
Legal	419
Miscellaneous	1,073
Total expenses before reductions	2,302,650
Expense reductions	(41,528)
Total expenses after reductions		2,261,122
Net investment income (loss)		3,726,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,412,071)
Fidelity Central Funds	450
Foreign currency transactions	3,694
Total net realized gain (loss)		(8,407,927)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,891,692
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		12,891,631
Net gain (loss)		4,483,704
Net increase (decrease) in net assets resulting from operations		$8,210,447

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,726,743	$4,695,184
Net realized gain (loss)	(8,407,927)	38,780,720
Change in net unrealized appreciation (depreciation)	12,891,631	(15,073,803)
Net increase (decrease) in net assets resulting from operations	8,210,447	28,402,101
Distributions to shareholders	(43,917,001)	–
Distributions to shareholders from net investment income	–	(4,657,557)
Distributions to shareholders from net realized gain	–	(6,020,491)
Total distributions	(43,917,001)	(10,678,048)
Share transactions - net increase (decrease)	165,506,401	(595,170)
Total increase (decrease) in net assets	129,799,847	17,128,883
Net Assets
Beginning of period	329,228,440	312,099,557
End of period	$459,028,287	$329,228,440
Other Information
Undistributed net investment income end of period		$1,958,037

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Utilities Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.54	$29.74	$27.59	$25.48	$26.77	$23.48
Income from Investment Operations
Net investment income (loss)A	.31	.49	.50	.44	.44	.41
Net realized and unrealized gain (loss)	.57	2.38	2.14	2.75	.18	3.35
Total from investment operations	.88	2.87	2.64	3.19	.62	3.76
Distributions from net investment income	(.48)	(.49)	(.49)	(.46)	(.38)	(.46)
Distributions from net realized gain	(2.81)	(.58)	–	(.61)	(1.52)	(.01)
Total distributions	(3.29)	(1.07)	(.49)	(1.08)B	(1.91)C	(.47)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$29.13	$31.54	$29.74	$27.59	$25.48	$26.77
Total ReturnE,F,G	2.57%	9.84%	9.87%	13.49%	2.01%	16.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	1.12%	1.12%	1.13%	1.13%	1.16%
Expenses net of fee waivers, if any	1.10%J	1.11%	1.12%	1.13%	1.13%	1.16%
Expenses net of all reductions	1.08%J	1.09%	1.11%	1.12%	1.11%	1.15%
Net investment income (loss)	1.99%J	1.66%	1.87%	1.78%	1.65%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$202,303	$173,999	$160,040	$178,116	$140,148	$154,134
Portfolio turnover rateK	71%J	106%	37%	73%	105%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.462 and distributions from net realized gain of $.613 per share.

 C Total distributions of $1.91 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $1.524 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.58	$29.77	$27.62	$25.49	$26.78	$23.50
Income from Investment Operations
Net investment income (loss)A	.26	.41	.42	.36	.36	.34
Net realized and unrealized gain (loss)	.57	2.38	2.14	2.77	.18	3.35
Total from investment operations	.83	2.79	2.56	3.13	.54	3.69
Distributions from net investment income	(.39)	(.40)	(.41)	(.39)	(.31)	(.40)
Distributions from net realized gain	(2.81)	(.58)	–	(.61)	(1.52)	(.01)
Total distributions	(3.20)	(.98)	(.41)	(1.00)	(1.83)	(.41)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$29.21	$31.58	$29.77	$27.62	$25.49	$26.78
Total ReturnC,D,E	2.41%	9.53%	9.51%	13.19%	1.72%	15.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%H	1.41%	1.41%	1.43%	1.42%	1.45%
Expenses net of fee waivers, if any	1.39%H	1.41%	1.41%	1.43%	1.42%	1.45%
Expenses net of all reductions	1.37%H	1.39%	1.41%	1.42%	1.41%	1.44%
Net investment income (loss)	1.69%H	1.36%	1.57%	1.47%	1.35%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$53,676	$46,669	$48,152	$56,403	$46,366	$49,272
Portfolio turnover rateI	71%H	106%	37%	73%	105%	112%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$30.81	$29.07	$26.98	$24.91	$26.23	$23.03
Income from Investment Operations
Net investment income (loss)A	.19	.26	.29	.25	.23	.23
Net realized and unrealized gain (loss)	.54	2.33	2.09	2.70	.19	3.29
Total from investment operations	.73	2.59	2.38	2.95	.42	3.52
Distributions from net investment income	(.26)	(.27)	(.29)	(.27)	(.22)	(.31)
Distributions from net realized gain	(2.81)	(.58)	–	(.61)	(1.52)	(.01)
Total distributions	(3.07)	(.85)	(.29)	(.88)	(1.74)	(.32)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$28.47	$30.81	$29.07	$26.98	$24.91	$26.23
Total ReturnC,D,E	2.15%	9.04%	9.01%	12.64%	1.29%	15.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.87%	1.87%	1.88%	1.88%	1.89%
Expenses net of fee waivers, if any	1.86%H	1.87%	1.87%	1.88%	1.88%	1.89%
Expenses net of all reductions	1.84%H	1.85%	1.86%	1.88%	1.86%	1.88%
Net investment income (loss)	1.23%H	.90%	1.11%	1.02%	.89%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$63,435	$53,099	$56,964	$70,957	$52,172	$54,810
Portfolio turnover rateI	71%H	106%	37%	73%	105%	112%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.21	$30.35	$28.14	$25.97	$27.24	$23.87
Income from Investment Operations
Net investment income (loss)A	.35	.59	.59	.53	.52	.51
Net realized and unrealized gain (loss)	.58	2.43	2.17	2.78	.20	3.39
Total from investment operations	.93	3.02	2.76	3.31	.72	3.90
Distributions from net investment income	(.58)	(.58)	(.55)	(.53)	(.46)	(.52)
Distributions from net realized gain	(2.81)	(.58)	–	(.61)	(1.52)	(.01)
Total distributions	(3.38)B	(1.16)	(.55)	(1.14)	(1.99)C	(.53)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$29.76	$32.21	$30.35	$28.14	$25.97	$27.24
Total ReturnE,F	2.69%	10.14%	10.17%	13.81%	2.35%	16.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.84%	.85%	.84%	.83%	.85%
Expenses net of fee waivers, if any	.83%I	.84%	.85%	.84%	.83%	.85%
Expenses net of all reductions	.81%I	.82%	.84%	.84%	.81%	.84%
Net investment income (loss)	2.26%I	1.93%	2.14%	2.06%	1.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$134,572	$55,462	$46,943	$62,600	$31,710	$46,135
Portfolio turnover rateJ	71%I	106%	37%	73%	105%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.38 per share is comprised of distributions from net investment income of $.578 and distributions from net realized gain of $2.805 per share.

 C Total distributions of $1.99 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.524 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Utilities Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$33.14
Income from Investment Operations
Net investment income (loss)B	.19
Net realized and unrealized gain (loss)	(.16)
Total from investment operations	.03
Distributions from net investment income	(.61)
Distributions from net realized gain	(2.81)
Total distributions	(3.42)
Net asset value, end of period	$29.75
Total ReturnC,D	(.12)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G
Expenses net of fee waivers, if any	.68%G
Expenses net of all reductions	.66%G
Net investment income (loss)	1.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,042
Portfolio turnover rateH	71%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financial Services Fund and Fidelity Advisor Health Care Fund. The Funds, with the exception of Fidelity Advisor Communications Equipment Fund, commenced sale of Class Z shares on October 2, 2018. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, with the exception of Fidelity Advisor Communications Equipment Fund, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Fidelity Advisor Biotechnology Fund and Fidelity Advisor Technology Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$26,249,717	Market approach	Transaction price	$40.63 - $150.96 / $55.74	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market comparable	Transaction price	$3.79 - $132.98 / $28.96	Increase
			Proxy discount	4.2% - 26.0% / 13.2%	Decrease
			Proxy premium	10.8%	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology Fund:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 25,648,851	Market approach	Transaction price	$5.61 - $48.77 / $30.58	Increase
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	2.6	Increase
			Discount rate	30.0%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Advisor Energy Fund and Fidelity Advisor Technology Fund, independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Advisor Energy Fund	$53,881
Fidelity Advisor Technology Fund	86,240

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Advisor Energy Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Biotechnology Fund	$2,075,465,783	$631,280,777	$(142,585,597)	$488,695,180
Fidelity Advisor Communications Equipment Fund	29,881,674	5,392,145	(1,019,787)	4,372,358
Fidelity Advisor Consumer Discretionary Fund	296,876,424	100,592,522	(14,968,566)	85,623,956
Fidelity Advisor Energy Fund	661,487,384	87,157,346	(70,786,130)	16,371,216
Fidelity Advisor Financial Services Fund	398,069,540	35,082,671	(20,390,045)	14,692,626
Fidelity Advisor Health Care Fund	3,046,097,970	1,013,085,858	(101,685,849)	911,400,009
Fidelity Advisor Industrials Fund	541,740,516	123,898,449	(19,725,735)	104,172,714
Fidelity Advisor Semiconductors Fund	215,151,565	35,688,602	(15,976,140)	19,712,462
Fidelity Advisor Technology Fund	1,629,333,781	279,230,986	(83,804,158)	195,426,828
Fidelity Advisor Utilities Fund	388,537,675	68,492,967	(3,960,565)	64,532,402

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Advisor Biotechnology Fund	$(63,793,493)	$–	$(63,793,493)	$(63,793,493)
Fidelity Advisor Energy Fund	(104,186,750)	(65,931,921)	(170,118,671)	(170,118,671)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2018 to July 31, 2018. Loss deferrals were as follows:

Ordinary losses
Fidelity Advisor Biotechnology Fund	$8,149,824
Fidelity Advisor Consumer Discretionary Fund	96,300
Fidelity Advisor Health Care Fund	7,538,744

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Advisor Biotechnology Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $11,618,612 in this Subsidiary, representing .47% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	850,970,757	983,061,397
Fidelity Advisor Communications Equipment Fund	23,370,326	13,630,071
Fidelity Advisor Consumer Discretionary Fund	139,885,467	141,153,912
Fidelity Advisor Energy Fund	140,391,196	198,883,911
Fidelity Advisor Financial Services Fund	150,769,752	207,259,289
Fidelity Advisor Health Care Fund	1,426,467,329	829,742,501
Fidelity Advisor Industrials Fund	522,182,570	638,192,130
Fidelity Advisor Semiconductors Fund	137,751,332	198,687,091
Fidelity Advisor Technology Fund	1,679,508,659	1,752,792,812
Fidelity Advisor Utilities Fund	252,855,536	136,201,962

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Advisor Biotechnology Fund	.30%	.24%	.54%
Fidelity Advisor Communications Equipment Fund	.30%	.24%	.54%
Fidelity Advisor Consumer Discretionary Fund	.30%	.24%	.54%
Fidelity Advisor Energy Fund	.30%	.24%	.54%
Fidelity Advisor Financial Services Fund	.30%	.24%	.54%
Fidelity Advisor Health Care Fund	.30%	.24%	.54%
Fidelity Advisor Industrials Fund	.30%	.24%	.54%
Fidelity Advisor Semiconductors Fund	.30%	.24%	.54%
Fidelity Advisor Technology Fund	.30%	.24%	.54%
Fidelity Advisor Utilities Fund	.30%	.24%	.54%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	-%	.25%	$872,652	$11,309
Class M	.25%	.25%	322,169	–
Class C	.75%	.25%	2,553,748	143,681
			$3,748,569	$154,990
Fidelity Advisor Communications Equipment Fund
Class A	-%	.25%	$12,924	$1,139
Class M	.25%	.25%	13,032	–
Class C	.75%	.25%	26,739	4,242
			$52,695	$5,381
Fidelity Advisor Consumer Discretionary Fund
Class A	-%	.25%	$179,592	$6,464
Class M	.25%	.25%	80,820	–
Class C	.75%	.25%	357,523	45,683
			$617,935	$52,147
Fidelity Advisor Energy Fund
Class A	-%	.25%	$287,846	$5,894
Class M	.25%	.25%	278,017	170
Class C	.75%	.25%	726,941	51,185
			$1,292,804	$57,249
Fidelity Advisor Financial Services Fund
Class A	-%	.25%	$196,448	$5,762
Class M	.25%	.25%	123,018	–
Class C	.75%	.25%	533,360	78,569
			$852,826	$84,331
Fidelity Advisor Health Care Fund
Class A	-%	.25%	$1,276,329	$19,308
Class M	.25%	.25%	743,216	–
Class C	.75%	.25%	3,365,372	295,318
			$5,384,917	$314,626
Fidelity Advisor Industrials Fund
Class A	-%	.25%	$342,078	$4,406
Class M	.25%	.25%	162,796	–
Class C	.75%	.25%	620,681	54,890
			$1,125,555	$59,296
Fidelity Advisor Semiconductors Fund
Class A	-%	.25%	$106,774	$1,638
Class M	.25%	.25%	48,310	616
Class C	.75%	.25%	240,777	35,234
			$395,861	$37,488
Fidelity Advisor Technology Fund
Class A	-%	.25%	$948,027	$23,987
Class M	.25%	.25%	748,987	2,176
Class C	.75%	.25%	1,473,080	249,535
			$3,170,094	$275,698
Fidelity Advisor Utilities Fund
Class A	-%	.25%	$232,925	$9,445
Class M	.25%	.25%	124,652	294
Class C	.75%	.25%	284,149	26,279
			$641,726	$36,018

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Biotechnology Fund
Class A	$159,598
Class M	13,235
Class C(a)	15,077
$187,910
Fidelity Advisor Communications Equipment Fund
Class A	$12,342
Class M	668
Class C(a)	521
$13,531
Fidelity Advisor Consumer Discretionary Fund
Class A	$77,732
Class M	5,259
Class C(a)	3,853
$86,844
Fidelity Advisor Energy Fund
Class A	$31,221
Class C(a)	8,058
$39,279
Fidelity Advisor Financial Services Fund
Class A	$29,711
Class M	3,955
Class C(a)	9,833
$43,499
Fidelity Advisor Health Care Fund
Class A	$390,328
Class M	39,749
Class C(a)	15,376
$445,453
Fidelity Advisor Industrials Fund
Class A	$30,342
Class M	2,367
Class C(a)	5,916
$38,625
Fidelity Advisor Semiconductors Fund
Class A	$32,400
Class M	3,027
Class C(a)	8,094
$43,521
Fidelity Advisor Technology Fund
Class A	$178,576
Class M	18,591
Class C(a)	30,433
$227,600
Fidelity Advisor Utilities Fund
Class A	$108,321
Class M	13,960
Class C(a)	2,644
$124,925

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Advisor Biotechnology Fund
Class A	$701,104.20
Class M	169,431.26
Class C	488,748.19
Class I	1,104,181.18
Class Z	1,935.05
	$2,465,399
Fidelity Advisor Communications Equipment Fund
Class A	$14,536.28
Class M	9,030.35
Class C	8,112.30
Class I	5,064.18
	$36,742
Fidelity Advisor Consumer Discretionary Fund
Class A	$153,845.21
Class M	36,023.22
Class C	75,151.21
Class I	144,498.18
Class Z	261.05
	$409,778
Fidelity Advisor Energy Fund
Class A	$278,929.24
Class M	144,667.26
Class C	157,815.22
Class I	316,566.20
Class Z	922.05
	$898,899
Fidelity Advisor Financial Services Fund
Class A	$167,633.21
Class M	56,935.23
Class C	112,949.21
Class I	130,296.18
Class Z	241.05
	$468,054
Fidelity Advisor Health Care Fund
Class A	$993,755.19
Class M	302,854.20
Class C	637,521.19
Class I	1,372,249.18
Class Z	7,195.05
	$3,313,574
Fidelity Advisor Industrials Fund
Class A	$264,032.19
Class M	67,928.21
Class C	123,753.20
Class I	251,246.18
Class Z	849.05
	$707,808
Fidelity Advisor Semiconductors Fund
Class A	$96,101.22
Class M	29,229.30
Class C	55,898.23
Class I	91,989.18
Class Z	151.05
	$273,368
Fidelity Advisor Technology Fund
Class A	$747,658.20
Class M	305,067.20
Class C	301,689.20
Class I	604,346.18
Class Z	1,264.05
	$1,960,024
Fidelity Advisor Utilities Fund
Class A	$201,003.22
Class M	64,543.26
Class C	63,555.22
Class I	94,590.20
Class Z	418.05
	$424,109

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Biotechnology Fund	.03
Fidelity Advisor Communications Equipment Fund	.04
Fidelity Advisor Consumer Discretionary Fund	.04
Fidelity Advisor Energy Fund	.03
Fidelity Advisor Financial Services Fund	.04
Fidelity Advisor Health Care Fund	.03
Fidelity Advisor Industrials Fund	.04
Fidelity Advisor Semiconductors Fund	.04
Fidelity Advisor Technology Fund	.03
Fidelity Advisor Utilities Fund	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Biotechnology Fund	$74,092
Fidelity Advisor Communications Equipment Fund	737
Fidelity Advisor Consumer Discretionary Fund	1,531
Fidelity Advisor Energy Fund	6,743
Fidelity Advisor Financial Services Fund	4,167
Fidelity Advisor Health Care Fund	24,505
Fidelity Advisor Industrials Fund	15,320
Fidelity Advisor Semiconductors Fund	5,788
Fidelity Advisor Technology Fund	40,448
Fidelity Advisor Utilities Fund	5,012

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Fidelity Advisor Consumer Discretionary Fund's and Fidelity Advisor Technology Fund's open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in their Statement of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Biotechnology Fund	Borrower	$11,454,000	2.46%	$783
Fidelity Advisor Consumer Discretionary Fund	Borrower	$5,011,800	2.51%	$1,745
Fidelity Advisor Energy Fund	Borrower	$4,554,500	2.60%	$658
Fidelity Advisor Industrials Fund	Borrower	$3,425,154	2.55%	$3,158
Fidelity Advisor Semiconductors Fund	Borrower	$3,941,750	2.44%	$1,066
Fidelity Advisor Technology Fund	Borrower	$6,497,000	2.58%	$9,296

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Fidelity Advisor Energy Fund	$11,444
Fidelity Advisor Semiconductors Fund	1,212
Fidelity Advisor Technology Fund	11,197

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Biotechnology Fund	$3,504
Fidelity Advisor Communications Equipment Fund	33
Fidelity Advisor Consumer Discretionary Fund	539
Fidelity Advisor Energy Fund	1,137
Fidelity Advisor Financial Services Fund	632
Fidelity Advisor Health Care Fund	4,556
Fidelity Advisor Industrials Fund	1,031
Fidelity Advisor Semiconductors Fund	367
Fidelity Advisor Technology Fund	2,795
Fidelity Advisor Utilities Fund	491

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Industrials Fund	$8,335,500	2.90%	$1,343
Fidelity Advisor Technology Fund	$3,328,000	2.70%	$250

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class of each Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Advisor Communications Equipment Fund
Class A	1.40%	$15,203
Class M	1.65%	9,363
Class C	2.15%	8,512
Class I	1.15%	5,833

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Advisor Biotechnology Fund	$120,523	$389
Fidelity Advisor Communications Equipment Fund	204	62
Fidelity Advisor Consumer Discretionary Fund	574	87
Fidelity Advisor Energy Fund	6,087	–
Fidelity Advisor Financial Services Fund	13,073	66
Fidelity Advisor Health Care Fund	–	4,781
Fidelity Advisor Industrials Fund	10,572	–
Fidelity Advisor Semiconductors Fund	1,975	–
Fidelity Advisor Technology Fund	46,676	1,347
Fidelity Advisor Utilities Fund	39,713	66

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Biotechnology Fund	$9,336
Fidelity Advisor Communications Equipment Fund	115
Fidelity Advisor Consumer Discretionary Fund	1,486
Fidelity Advisor Energy Fund	2,659
Fidelity Advisor Financial Services Fund	1,598
Fidelity Advisor Health Care Fund	13,674
Fidelity Advisor Industrials Fund	2,585
Fidelity Advisor Semiconductors Fund	844
Fidelity Advisor Technology Fund	7,057
Fidelity Advisor Utilities Fund	1,749

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019(a)	Year ended July 31, 2018
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$15,278,619	$–
Class M	3,010,454	–
Class C	12,975,391	–
Class I	25,315,247	–
Class Z	374,083	–
Total	$56,953,794	$–
Fidelity Advisor Communications Equipment Fund
Distributions to shareholders
Class A	$314,044	$–
Class M	151,777	–
Class C	185,133	–
Class I	261,417	–
Total	$912,371	$–
From net investment income
Class A	$–	$14,488
Class M	–	7,578
Class I	–	5,006
Total	$–	$27,072
From net realized gain
Class A	$–	$237,596
Class M	–	176,738
Class C	–	120,142
Class I	–	60,815
Total	$–	$595,291
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$1,403,372	$–
Class M	329,482	–
Class C	874,278	–
Class I	1,462,671	–
Class Z	29,445	–
Total	$4,099,248	$–
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$1,605,057	$–
Class M	429,349	–
Class I	3,087,399	–
Class Z	117,180	–
Total	$5,238,985	$–
From net investment income
Class A	$–	$3,962,831
Class M	–	1,446,535
Class C	–	1,622,297
Class I	–	4,670,175
Total	$–	$11,701,838
From net realized gain
Class A	$–	$33,167
Class M	–	15,002
Class C	–	26,595
Class I	–	31,987
Total	$–	$106,751
Fidelity Advisor Financial Services Fund
Distributions to shareholders
Class A	$5,373,068	$–
Class M	1,563,590	–
Class C	3,002,673	–
Class I	5,008,897	–
Class Z	95,139	–
Total	$15,043,367	$–
From net investment income
Class A	$–	$506,031
Class M	–	39,368
Class C	–	–
Class I	–	717,028
Total	$–	$1,262,427
From net realized gain
Class A	$–	$96,397
Class M	–	30,104
Class I	–	73,976
Total	$–	$200,477
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$45,988,004	$–
Class M	14,213,798	–
Class C	37,772,984	–
Class I	65,169,013	–
Class Z	1,836,632	–
Total	$164,980,431	$–
From net realized gain
Class I	–	585,049
Total	$–	$585,049
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$26,486,734	$–
Class M	6,155,294	–
Class C	12,720,294	–
Class I	25,380,037	–
Class Z	821,160	–
Total	$71,563,519	$–
From net investment income
Class A	$–	$780,663
Class I	–	1,507,165
Total	$–	$2,287,828
From net realized gain
Class A	$–	$8,925,958
Class M	–	2,317,270
Class C	–	4,255,486
Class I	–	8,233,065
Total	$–	$23,731,779
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$12,594,471	$–
Class M	2,992,949	–
Class C	7,583,390	–
Class I	13,008,216	–
Class Z	180,538	–
Total	$36,359,564	$–
From net investment income
Class A	$–	$136,368
Class I	–	505,397
Total	$–	$641,765
From net realized gain
Class A	$–	$7,207,679
Class M	–	1,725,353
Class C	–	4,824,021
Class I	–	10,109,891
Total	$–	$23,866,944
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$129,911,129	$–
Class M	53,119,111	–
Class C	57,302,122	–
Class I	105,941,248	–
Class Z	2,192,955	–
Total	$348,466,565	$–
From net realized gain
Class A	$–	$53,381,170
Class M	–	23,208,435
Class C	–	22,813,687
Class I	–	37,898,870
Total	$–	$137,302,162
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$19,834,363	$–
Class M	5,158,975	–
Class C	5,713,473	–
Class I	12,784,890	–
Class Z	425,300	–
Total	$43,917,001	$–
From net investment income
Class A	$–	$2,587,471
Class M	–	623,640
Class C	–	518,405
Class I	–	928,041
Total	$–	$4,657,557
From net realized gain
Class A	$–	$3,055,354
Class M	–	907,882
Class C	–	1,119,531
Class I	–	937,724
Total	$–	$6,020,491

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019(a)	Year endedJuly 31, 2018	Six months ended January 31, 2019(a)	Year endedJuly 31, 2018
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	1,686,543	4,489,461	$44,481,068	$117,335,379
Reinvestment of distributions	585,840	–	14,505,398	–
Shares redeemed	(4,072,665)	(9,153,167)	(106,446,671)	(237,146,069)
Net increase (decrease)	(1,800,282)	(4,663,706)	$(47,460,205)	$(119,810,690)
Class M
Shares sold	384,788	922,950	$9,634,978	$22,890,680
Reinvestment of distributions	127,735	–	2,987,733	–
Shares redeemed	(499,457)	(1,262,202)	(12,257,648)	(31,094,295)
Net increase (decrease)	13,066	(339,252)	$365,063	$(8,203,615)
Class C
Shares sold	831,388	2,264,684	$18,698,497	$51,128,106
Reinvestment of distributions	563,764	–	11,951,803	–
Shares redeemed	(2,859,193)	(6,920,490)	(63,736,469)	(154,651,855)
Net increase (decrease)	(1,464,041)	(4,655,806)	$(33,086,169)	$(103,523,749)
Class I
Shares sold	6,072,948	14,300,108	$169,997,859	$394,886,039
Reinvestment of distributions	809,955	–	21,277,530	–
Shares redeemed	(9,266,495)	(14,667,225)	(250,919,424)	(400,612,855)
Net increase (decrease)	(2,383,592)	(367,117)	$(59,644,035)	$(5,726,816)
Class Z
Shares sold	845,634	–	$22,527,548	$–
Reinvestment of distributions	13,350	–	350,695	–
Shares redeemed	(65,580)	–	(1,746,390)	–
Net increase (decrease)	793,404	–	$21,131,853	$–
Fidelity Advisor Communications Equipment Fund
Class A
Shares sold	295,280	240,842	$4,432,412	$3,607,551
Reinvestment of distributions	21,922	18,317	312,384	249,841
Shares redeemed	(82,348)	(131,537)	(1,221,644)	(1,894,331)
Net increase (decrease)	234,854	127,622	$3,523,152	$1,963,061
Class M
Shares sold	100,775	124,711	$1,460,366	$1,797,699
Reinvestment of distributions	11,052	14,023	151,084	184,116
Shares redeemed	(70,070)	(121,118)	(1,015,573)	(1,708,377)
Net increase (decrease)	41,757	17,616	$595,877	$273,438
Class C
Shares sold	130,231	158,604	$1,735,995	$2,105,283
Reinvestment of distributions	14,837	9,839	184,570	118,457
Shares redeemed	(41,097)	(70,659)	(535,832)	(888,706)
Net increase (decrease)	103,971	97,784	$1,384,733	$1,335,034
Class I
Shares sold	497,815	180,193	$7,931,242	$2,805,233
Reinvestment of distributions	16,990	4,027	252,474	57,058
Shares redeemed	(171,046)	(341,435)	(2,564,809)	(4,971,605)
Net increase (decrease)	343,759	(157,215)	$5,618,907	$(2,109,314)
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	1,009,755	2,248,158	$28,087,616	$59,989,967
Reinvestment of distributions	52,843	–	1,360,712	–
Shares redeemed	(1,076,302)	(1,821,427)	(29,115,266)	(45,906,961)
Net increase (decrease)	(13,704)	426,731	$333,062	$14,083,006
Class M
Shares sold	203,205	875,533	$5,297,860	$21,446,215
Reinvestment of distributions	13,674	–	328,456	–
Shares redeemed	(303,098)	(791,689)	(7,922,169)	(19,230,008)
Net increase (decrease)	(86,219)	83,844	$(2,295,853)	$2,216,207
Class C
Shares sold	539,249	737,358	$11,907,622	$15,838,368
Reinvestment of distributions	40,828	–	848,804	–
Shares redeemed	(338,979)	(831,010)	(7,360,349)	(17,067,044)
Net increase (decrease)	241,098	(93,652)	$5,396,077	$(1,228,676)
Class I
Shares sold	2,169,198	3,539,647	$65,134,179	$99,528,546
Reinvestment of distributions	48,353	–	1,344,706	–
Shares redeemed	(2,712,987)	(1,855,164)	(77,420,232)	(50,248,042)
Net increase (decrease)	(495,436)	1,684,483	$(10,941,347)	$49,280,504
Class Z
Shares sold	130,381	–	$3,812,808	$–
Reinvestment of distributions	837	–	23,276	–
Shares redeemed	(55,128)	–	(1,557,642)	–
Net increase (decrease)	76,090	–	$2,278,442	$–
Fidelity Advisor Energy Fund
Class A
Shares sold	828,917	2,010,255	$25,723,618	$68,355,026
Reinvestment of distributions	56,702	122,986	1,558,168	3,904,807
Shares redeemed	(1,391,460)	(3,744,347)	(43,624,408)	(126,255,245)
Net increase (decrease)	(505,841)	(1,611,106)	$(16,342,622)	$(53,995,412)
Class M
Shares sold	166,545	661,725	$5,506,943	$23,576,811
Reinvestment of distributions	14,855	43,874	418,470	1,426,363
Shares redeemed	(498,652)	(1,153,394)	(16,423,009)	(39,436,080)
Net increase (decrease)	(317,252)	(447,795)	$(10,497,596)	$(14,432,906)
Class C
Shares sold	297,338	666,274	$8,425,314	$20,703,593
Reinvestment of distributions	–	54,288	–	1,586,840
Shares redeemed	(951,238)	(3,033,482)	(27,039,897)	(92,256,812)
Net increase (decrease)	(653,900)	(2,312,920)	$(18,614,583)	$(69,966,379)
Class I
Shares sold	3,271,012	5,429,294	$107,007,992	$193,924,922
Reinvestment of distributions	99,377	125,558	2,872,985	4,196,161
Shares redeemed	(4,651,147)	(4,682,047)	(145,370,855)	(160,996,824)
Net increase (decrease)	(1,280,758)	872,805	$(35,489,878)	$37,124,259
Class Z
Shares sold	468,548	–	$14,637,019	$–
Reinvestment of distributions	3,050	–	88,002	–
Shares redeemed	(103,050)	–	(2,836,656)	–
Net increase (decrease)	368,548	–	$11,888,365	$–
Fidelity Advisor Financial Services Fund
Class A
Shares sold	537,558	2,694,850	$10,940,574	$58,668,845
Reinvestment of distributions	276,327	26,593	5,139,683	580,794
Shares redeemed	(1,610,188)	(2,090,965)	(31,414,385)	(44,613,971)
Net increase (decrease)	(796,303)	630,478	$(15,334,128)	$14,635,668
Class M
Shares sold	186,225	758,763	$3,791,124	$16,347,774
Reinvestment of distributions	83,604	3,172	1,539,992	68,610
Shares redeemed	(303,547)	(673,927)	(6,008,709)	(14,170,761)
Net increase (decrease)	(33,718)	88,008	$(677,593)	$2,245,623
Class C
Shares sold	294,146	2,105,833	$5,634,372	$43,305,642
Reinvestment of distributions	168,506	–	2,938,746	–
Shares redeemed	(1,123,333)	(1,228,211)	(21,017,277)	(24,460,182)
Net increase (decrease)	(660,681)	877,622	$(12,444,159)	$18,845,460
Class I
Shares sold	1,366,044	5,000,148	$27,931,139	$111,196,062
Reinvestment of distributions	249,532	33,129	4,768,552	743,087
Shares redeemed	(2,493,830)	(2,604,882)	(51,336,093)	(57,474,934)
Net increase (decrease)	(878,254)	2,428,395	$(18,636,402)	$54,464,215
Class Z
Shares sold	132,780	–	$2,754,820	$–
Reinvestment of distributions	4,207	–	80,262	–
Shares redeemed	(17,570)	–	(335,512)	–
Net increase (decrease)	119,417	–	$2,499,570	$–
Fidelity Advisor Health Care Fund
Class A
Shares sold	3,095,866	3,820,700	$150,765,642	$174,179,057
Reinvestment of distributions	946,173	–	43,618,555	–
Shares redeemed	(2,030,309)	(4,717,099)	(98,223,993)	(210,240,925)
Net increase (decrease)	2,011,730	(896,399)	$96,160,204	$(36,061,868)
Class M
Shares sold	554,593	576,984	$25,153,664	$24,727,597
Reinvestment of distributions	325,989	–	13,994,691	–
Shares redeemed	(454,251)	(1,082,800)	(20,716,723)	(45,253,288)
Net increase (decrease)	426,331	(505,816)	$18,431,632	$(20,525,691)
Class C
Shares sold	2,113,739	1,981,630	$82,548,654	$72,552,352
Reinvestment of distributions	994,675	–	36,236,009	–
Shares redeemed	(1,621,874)	(3,660,984)	(62,821,402)	(131,526,868)
Net increase (decrease)	1,486,540	(1,679,354)	$55,963,261	$(58,974,516)
Class I
Shares sold	12,149,602	9,258,420	$648,526,936	$459,345,254
Reinvestment of distributions	1,142,636	10,985	57,463,164	509,046
Shares redeemed	(5,451,634)	(5,167,599)	(279,910,262)	(251,193,735)
Net increase (decrease)	7,840,604	4,101,806	$426,079,838	$208,660,565
Class Z
Shares sold	3,092,206	–	$157,143,546	$–
Reinvestment of distributions	33,495	–	1,685,128	–
Shares redeemed	(55,057)	–	(2,737,435)	–
Net increase (decrease)	3,070,644	–	$156,091,239	$–
Fidelity Advisor Industrials Fund
Class A
Shares sold	411,456	1,497,116	$16,043,499	$61,793,037
Reinvestment of distributions	760,156	226,150	25,335,988	9,283,440
Shares redeemed	(1,315,229)	(2,770,461)	(47,585,464)	(113,411,149)
Net increase (decrease)	(143,617)	(1,047,195)	$(6,205,977)	$(42,334,672)
Class M
Shares sold	64,528	286,248	$2,409,297	$11,557,916
Reinvestment of distributions	186,461	57,090	6,071,167	2,293,883
Shares redeemed	(249,158)	(967,134)	(9,067,646)	(38,592,300)
Net increase (decrease)	1,831	(623,796)	$(587,182)	$(24,740,501)
Class C
Shares sold	155,525	566,263	$5,328,861	$20,919,630
Reinvestment of distributions	408,102	107,041	12,026,751	3,945,516
Shares redeemed	(623,254)	(988,699)	(20,225,575)	(36,415,774)
Net increase (decrease)	(59,627)	(315,395)	$(2,869,963)	$(11,550,628)
Class I
Shares sold	987,031	2,581,269	$40,283,918	$111,557,552
Reinvestment of distributions	658,671	205,495	23,178,649	8,860,965
Shares redeemed	(2,806,416)	(2,784,650)	(107,771,804)	(119,181,603)
Net increase (decrease)	(1,160,714)	2,114	$(44,309,237)	$1,236,914
Class Z
Shares sold	223,445	–	$9,131,656	$–
Reinvestment of distributions	22,285	–	782,425	–
Shares redeemed	(26,361)	–	(963,411)	–
Net increase (decrease)	219,369	–	$8,950,670	$–
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	585,411	1,668,711	$12,856,764	$40,716,736
Reinvestment of distributions	709,289	305,588	12,235,231	7,166,032
Shares redeemed	(1,052,052)	(1,408,788)	(21,753,272)	(34,081,400)
Net increase (decrease)	242,648	565,511	$3,338,723	$13,801,368
Class M
Shares sold	93,447	316,181	$1,973,911	$7,446,796
Reinvestment of distributions	179,840	76,374	2,954,769	1,722,235
Shares redeemed	(160,599)	(260,992)	(3,193,660)	(6,169,057)
Net increase (decrease)	112,688	131,563	$1,735,020	$2,999,974
Class C
Shares sold	207,877	749,134	$3,988,241	$16,152,447
Reinvestment of distributions	500,354	227,506	7,380,215	4,682,073
Shares redeemed	(807,952)	(564,806)	(14,416,066)	(11,999,565)
Net increase (decrease)	(99,721)	411,834	$(3,047,610)	$8,834,955
Class I
Shares sold	841,959	2,700,418	$19,470,728	$69,688,220
Reinvestment of distributions	694,346	411,599	12,678,766	10,121,229
Shares redeemed	(2,881,017)	(1,816,854)	(66,209,978)	(45,424,171)
Net increase (decrease)	(1,344,712)	1,295,163	$(34,060,484)	$34,385,278
Class Z
Shares sold	114,945	–	$2,393,965	$–
Reinvestment of distributions	9,898	–	180,240	–
Shares redeemed	(25,430)	–	(561,995)	–
Net increase (decrease)	99,413	–	$2,012,210	$–
Fidelity Advisor Technology Fund
Class A
Shares sold	1,451,816	3,632,315	$76,157,586	$209,434,785
Reinvestment of distributions	2,975,892	960,124	124,005,535	51,174,597
Shares redeemed	(1,982,101)	(3,153,557)	(99,985,526)	(179,792,848)
Net increase (decrease)	2,445,607	1,438,882	$100,177,595	$80,816,534
Class M
Shares sold	434,707	989,362	$21,837,281	$54,150,425
Reinvestment of distributions	1,336,071	451,464	52,227,019	22,848,570
Shares redeemed	(730,377)	(1,236,642)	(35,244,489)	(67,046,356)
Net increase (decrease)	1,040,401	204,184	$38,819,811	$9,952,639
Class C
Shares sold	801,715	1,780,368	$34,839,107	$87,758,581
Reinvestment of distributions	1,628,065	474,339	55,468,159	21,535,003
Shares redeemed	(1,188,189)	(1,266,229)	(48,616,413)	(61,788,663)
Net increase (decrease)	1,241,591	988,478	$41,690,853	$47,504,921
Class I
Shares sold	3,003,147	6,670,752	$174,610,128	$412,237,755
Reinvestment of distributions	2,163,105	621,718	98,183,325	35,543,634
Shares redeemed	(4,398,490)	(3,202,897)	(238,053,996)	(195,523,397)
Net increase (decrease)	767,762	4,089,573	$34,739,457	$252,257,992
Class Z
Shares sold	283,599	–	$15,739,911	$–
Reinvestment of distributions	41,765	–	1,891,557	–
Shares redeemed	(28,269)	–	(1,288,404)	–
Net increase (decrease)	297,095	–	$16,343,064	$–
Fidelity Advisor Utilities Fund
Class A
Shares sold	1,757,425	1,188,046	$53,664,286	$35,486,347
Reinvestment of distributions	635,090	180,860	18,874,880	5,431,226
Shares redeemed	(962,743)	(1,234,740)	(29,010,759)	(36,590,564)
Net increase (decrease)	1,429,772	134,166	$43,528,407	$4,327,009
Class M
Shares sold	352,152	170,574	$10,838,847	$5,112,824
Reinvestment of distributions	170,880	50,196	5,095,634	1,511,910
Shares redeemed	(162,833)	(360,617)	(4,902,886)	(10,729,871)
Net increase (decrease)	360,199	(139,847)	$11,031,595	$(4,105,137)
Class C
Shares sold	533,388	227,468	$15,840,266	$6,648,453
Reinvestment of distributions	192,852	52,741	5,610,064	1,554,276
Shares redeemed	(221,687)	(516,236)	(6,600,496)	(14,887,168)
Net increase (decrease)	504,553	(236,027)	$14,849,834	$(6,684,439)
Class I
Shares sold	3,893,234	1,003,462	$123,709,528	$30,966,089
Reinvestment of distributions	409,312	56,328	12,426,708	1,724,202
Shares redeemed	(1,502,498)	(885,101)	(45,521,223)	(26,822,894)
Net increase (decrease)	2,800,048	174,689	$90,615,013	$5,867,397
Class Z
Shares sold	168,408	–	$5,434,705	$–
Reinvestment of distributions	11,827	–	358,825	–
Shares redeemed	(10,745)	–	(311,978)	–
Net increase (decrease)	169,490	–	$5,481,552	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019) for Class A, Class M, Class C, and Class I and for the period (October 2, 2018 to January 31, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2019	Expenses Paid During Period
Fidelity Advisor Biotechnology Fund
Class A	1.03%
Actual		$1,000.00	$958.60	$5.08-B
Hypothetical-C		$1,000.00	$1,020.01	$5.24-D
Class M	1.35%
Actual		$1,000.00	$957.40	$6.66-B
Hypothetical-C		$1,000.00	$1,018.40	$6.87-D
Class C	1.77%
Actual		$1,000.00	$955.30	$8.72-B
Hypothetical-C		$1,000.00	$1,016.28	$9.00-D
Class I	.76%
Actual		$1,000.00	$959.90	$3.75-B
Hypothetical-C		$1,000.00	$1,021.37	$3.87-D
Class Z	.63%
Actual		$1,000.00	$939.80	$2.04-B
Hypothetical-C		$1,000.00	$1,022.03	$3.21-D
Fidelity Advisor Communications Equipment Fund
Class A	1.40%
Actual		$1,000.00	$1,000.20	$7.06-B
Hypothetical-C		$1,000.00	$1,018.15	$7.12-D
Class M	1.65%
Actual		$1,000.00	$998.90	$8.31-B
Hypothetical-C		$1,000.00	$1,016.89	$8.39-D
Class C	2.15%
Actual		$1,000.00	$995.70	$10.82-B
Hypothetical-C		$1,000.00	$1,014.37	$10.92-D
Class I	1.15%
Actual		$1,000.00	$1,001.50	$5.80-B
Hypothetical-C		$1,000.00	$1,019.41	$5.85-D
Fidelity Advisor Consumer Discretionary Fund
Class A	1.09%
Actual		$1,000.00	$971.70	$5.42-B
Hypothetical-C		$1,000.00	$1,019.71	$5.55-D
Class M	1.35%
Actual		$1,000.00	$970.50	$6.71-B
Hypothetical-C		$1,000.00	$1,018.40	$6.87-D
Class C	1.84%
Actual		$1,000.00	$968.20	$9.13-B
Hypothetical-C		$1,000.00	$1,015.93	$9.35-D
Class I	.81%
Actual		$1,000.00	$972.80	$4.03-B
Hypothetical-C		$1,000.00	$1,021.12	$4.13-D
Class Z	.67%
Actual		$1,000.00	$938.30	$2.17-B
Hypothetical-C		$1,000.00	$1,021.83	$3.41-D
Fidelity Advisor Energy Fund
Class A	1.09%
Actual		$1,000.00	$771.60	$4.87-B
Hypothetical-C		$1,000.00	$1,019.71	$5.55-D
Class M	1.36%
Actual		$1,000.00	$770.50	$6.07-B
Hypothetical-C		$1,000.00	$1,018.35	$6.92-D
Class C	1.81%
Actual		$1,000.00	$768.80	$8.07-B
Hypothetical-C		$1,000.00	$1,016.08	$9.20-D
Class I	.80%
Actual		$1,000.00	$772.80	$3.57-B
Hypothetical-C		$1,000.00	$1,021.17	$4.08-D
Class Z	.65%
Actual		$1,000.00	$777.50	$1.93-B
Hypothetical-C		$1,000.00	$1,021.93	$3.31-D
Fidelity Advisor Financial Services Fund
Class A	1.08%
Actual		$1,000.00	$921.10	$5.23-B
Hypothetical-C		$1,000.00	$1,019.76	$5.50-D
Class M	1.34%
Actual		$1,000.00	$919.40	$6.48-B
Hypothetical-C		$1,000.00	$1,018.45	$6.82-D
Class C	1.82%
Actual		$1,000.00	$917.40	$8.80-B
Hypothetical-C		$1,000.00	$1,016.03	$9.25-D
Class I	.79%
Actual		$1,000.00	$922.20	$3.83-B
Hypothetical-C		$1,000.00	$1,021.22	$4.02-D
Class Z	.66%
Actual		$1,000.00	$942.90	$2.14-B
Hypothetical-C		$1,000.00	$1,021.88	$3.36-D
Fidelity Advisor Health Care Fund
Class A	1.03%
Actual		$1,000.00	$1,003.80	$5.20-B
Hypothetical-C		$1,000.00	$1,020.01	$5.24-D
Class M	1.29%
Actual		$1,000.00	$1,002.80	$6.51-B
Hypothetical-C		$1,000.00	$1,018.70	$6.56-D
Class C	1.77%
Actual		$1,000.00	$1,000.20	$8.92-B
Hypothetical-C		$1,000.00	$1,016.28	$9.00-D
Class I	.76%
Actual		$1,000.00	$1,005.40	$3.84-B
Hypothetical-C		$1,000.00	$1,021.37	$3.87-D
Class Z	.63%
Actual		$1,000.00	$945.90	$2.05-B
Hypothetical-C		$1,000.00	$1,022.03	$3.21-D
Fidelity Advisor Industrials Fund
Class A	1.04%
Actual		$1,000.00	$919.20	$5.03-B
Hypothetical-C		$1,000.00	$1,019.96	$5.30-D
Class M	1.31%
Actual		$1,000.00	$917.90	$6.33-B
Hypothetical-C		$1,000.00	$1,018.60	$6.67-D
Class C	1.79%
Actual		$1,000.00	$915.50	$8.64-B
Hypothetical-C		$1,000.00	$1,016.18	$9.10-D
Class I	.78%
Actual		$1,000.00	$920.30	$3.78-B
Hypothetical-C		$1,000.00	$1,021.27	$3.97-D
Class Z	.65%
Actual		$1,000.00	$881.70	$2.04-B
Hypothetical-C		$1,000.00	$1,021.93	$3.31-D
Fidelity Advisor Semiconductors Fund
Class A	1.14%
Actual		$1,000.00	$915.20	$5.50-B
Hypothetical-C		$1,000.00	$1,019.46	$5.80-D
Class M	1.46%
Actual		$1,000.00	$913.80	$7.04-B
Hypothetical-C		$1,000.00	$1,017.85	$7.43-D
Class C	1.89%
Actual		$1,000.00	$911.90	$9.11-B
Hypothetical-C		$1,000.00	$1,015.68	$9.60-D
Class I	.85%
Actual		$1,000.00	$916.40	$4.11-B
Hypothetical-C		$1,000.00	$1,020.92	$4.33-D
Class Z	.71%
Actual		$1,000.00	$928.70	$2.29-B
Hypothetical-C		$1,000.00	$1,021.63	$3.62-D
Fidelity Advisor Technology Fund
Class A	1.03%
Actual		$1,000.00	$877.50	$4.87-B
Hypothetical-C		$1,000.00	$1,020.01	$5.24-D
Class M	1.29%
Actual		$1,000.00	$876.50	$6.10-B
Hypothetical-C		$1,000.00	$1,018.70	$6.56-D
Class C	1.79%
Actual		$1,000.00	$874.20	$8.46-B
Hypothetical-C		$1,000.00	$1,016.18	$9.10-D
Class I	.77%
Actual		$1,000.00	$878.90	$3.65-B
Hypothetical-C		$1,000.00	$1,021.32	$3.92-D
Class Z	.63%
Actual		$1,000.00	$840.10	$1.94-B
Hypothetical-C		$1,000.00	$1,022.03	$3.21-D
Fidelity Advisor Utilities Fund
Class A	1.10%
Actual		$1,000.00	$1,025.70	$5.62-B
Hypothetical-C		$1,000.00	$1,019.66	$5.60-D
Class M	1.39%
Actual		$1,000.00	$1,024.10	$7.09-B
Hypothetical-C		$1,000.00	$1,018.20	$7.07-D
Class C	1.86%
Actual		$1,000.00	$1,021.50	$9.48-B
Hypothetical-C		$1,000.00	$1,015.83	$9.45-D
Class I	.83%
Actual		$1,000.00	$1,026.90	$4.24-B
Hypothetical-C		$1,000.00	$1,021.02	$4.23-D
Class Z	.68%
Actual		$1,000.00	$998.80	$2.27-B
Hypothetical-C		$1,000.00	$1,021.78	$3.47-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 122/365 (to reflect the period October 2, 2018 to January 31, 2019) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Focus Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund. SelectCo and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. Fidelity Advisor Biotechnology Fund had a portfolio manager change in October 2018. Fidelity Advisor Communications Equipment Fund had a portfolio manager change in July 2018. Fidelity Advisor Industrials Fund had a portfolio manager change in November 2018. Fidelity Advisor Technology Fund had a portfolio manager change in July 2018. The Board will continue to monitor closely each fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below.

Fidelity Advisor Biotechnology Fund

The Board considered the fund's underperformance for different time based on time periods ended prior to June 30, 2018 (which periods are not shown in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2017 and 2018. The Board's discussions with SelectCo regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with SelectCo on steps that might be taken to address a fund's underperformance. The Board noted that the fund's more recent performance had improved.

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

The Board considered the fund's underperformance for different time based on time periods ended prior to June 30, 2018 (which periods are not shown in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2017 and 2018. The Board's discussions with SelectCo regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with SelectCo on steps that might be taken to address a fund's underperformance. The Board noted that the fund's more recent performance had improved.

Fidelity Advisor Semiconductors Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Advisor Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Semiconductors Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

For Advisor Health Care, Advisor Industrials, and Advisor Technology, the Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

For Advisor Financial Services, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked equal to the competitive median for the 12-month period ended June 30, 2018.

For Advisor Biotechnology, Advisor Consumer Discretionary, Advisor Energy, Advisor Semiconductors, and Advisor Utilities, the Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M of each such fund was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of Advisor Biotechnology, Advisor Consumer Discretionary, Advisor Energy, Advisor Semiconductor, and Advisor Utilities is below median.

For Advisor Communications Equipment, the Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AFOC-SANN-0319
1.700839.122

Fidelity Advisor® Global Real Estate Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

During January 2019 the Board approved to change the investment advisor from Fidelity SelectCo, LLC (SelectCo) to Fidelity Management & Research Company (FMR) effective February 1, 2019. There was no change to the management fee.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2019

% of fund's net assets
Prologis, Inc.	4.5
Simon Property Group, Inc.	4.4
UDR, Inc.	3.3
Mitsui Fudosan Co. Ltd.	2.7
Boston Properties, Inc.	2.6
Sun Hung Kai Properties Ltd.	2.6
Equity Lifestyle Properties, Inc.	2.3
LEG Immobilien AG	2.3
Duke Realty Corp.	2.2
Welltower, Inc.	2.1
29.0

Top Five Countries as of January 31, 2019

(excluding cash equivalents)	% of fund's net assets
United States of America	49.9
Japan	11.0
Australia	5.8
Germany	5.3
Singapore	4.4

Top Five REIT Sectors as of January 31, 2019

% of fund's net assets
REITs - Apartments	13.0
REITs - Diversified	12.6
REITs - Office Property	7.6
REITs - Health Care	7.1
REITs - Management/Investment	6.2

Asset Allocation (% of fund's net assets)

As of January 31, 2019*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 49.7%

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 5.8%
Abacus Property Group unit	14,410	$38,547
Arena (REIT) unit	19,990	39,088
Carindale Property Trust	3,000	15,592
Goodman Group unit	4,541	38,488
Ingenia Communities Group unit	18,135	40,470
National Storage (REIT) unit	37,273	48,633
Propertylink Group unit	27,708	23,364
The GPT Group unit	17,043	71,854

TOTAL AUSTRALIA		316,036

Austria - 0.6%
CA Immobilien Anlagen AG	850	30,413
Bailiwick of Guernsey - 0.7%
Sirius Real Estate Ltd.	46,447	38,258
Bermuda - 1.7%
Hongkong Land Holdings Ltd.	13,130	94,142
Canada - 2.0%
Boardwalk (REIT)	604	18,447
RioCan (REIT)	1,821	34,550
Smart (REIT)	2,189	55,477

TOTAL CANADA		108,474

Cayman Islands - 1.7%
Cheung Kong Property Holdings Ltd.	11,180	94,122
Finland - 0.2%
Kojamo OYJ	1,300	13,390
France - 1.5%
Gecina SA	577	84,668
Germany - 5.3%
DIC Asset AG	1,870	21,104
Instone Real Estate Group BV (a)	3,000	64,727
LEG Immobilien AG	1,073	125,886
Vonovia SE	1,560	78,226

TOTAL GERMANY		289,943

Hong Kong - 4.2%
Sino Land Ltd.	49,580	89,159
Sun Hung Kai Properties Ltd.	8,344	139,950

TOTAL HONG KONG		229,109

Ireland - 2.7%
Hibernia (REIT) PLC	65,430	98,407
Irish Residential Properties REIT PLC	30,300	52,022

TOTAL IRELAND		150,429

Italy - 0.6%
COIMA RES SpA (a)	3,900	33,390
Japan - 11.0%
Advance Residence Investment Corp.	26	76,860
AEON MALL Co. Ltd.	970	16,083
Japan Hotel REIT Investment Corp.	10	7,666
Kenedix Office Investment Corp.	10	68,579
Kenedix Residential Investment Corp.	22	36,375
Kenedix, Inc.	4,000	20,969
Mitsubishi Estate Co. Ltd.	5,698	100,673
Mitsui Fudosan Co. Ltd.	6,210	150,340
Nomura Real Estate Holdings, Inc.	800	15,519
ORIX JREIT, Inc.	45	78,618
Star Asia Investment Corp.	34	33,118

TOTAL JAPAN		604,800

Luxembourg - 0.6%
Aroundtown SA	3,729	32,951
Mexico - 0.5%
Concentradora Fibra Hotelera Mexicana SA de CV (a)	29,500	15,227
Terrafina	10,100	14,409

TOTAL MEXICO		29,636

Netherlands - 1.4%
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	419	75,372
Singapore - 4.4%
Mapletree Commercial Trust	48,700	63,670
Parkway Life REIT	45,300	96,576
UOL Group Ltd.	16,330	80,546

TOTAL SINGAPORE		240,792

Sweden - 0.4%
Cibus Nordic Real Estate AB	1,760	21,820
United Kingdom - 4.4%
Assura PLC	19,249	15,098
Capital & Counties Properties PLC	8,825	28,868
Derwent London PLC	2,101	89,256
Grainger Trust PLC	8,999	26,958
Londonmetric Properity PLC	15,820	38,947
U & I Group PLC	14,905	39,685

TOTAL UNITED KINGDOM		238,812

United States of America - 49.9%
American Homes 4 Rent Class A	2,422	53,550
Apartment Investment & Management Co. Class A	493	24,413
AvalonBay Communities, Inc.	568	109,579
Boston Properties, Inc.	1,088	143,475
Braemar Hotels & Resorts, Inc.	800	8,896
Brandywine Realty Trust (SBI)	2,798	42,110
Camden Property Trust (SBI)	514	49,832
Crown Castle International Corp.	360	42,142
DiamondRock Hospitality Co.	3,831	38,923
Digital Realty Trust, Inc.	979	106,065
Duke Realty Corp.	4,208	123,042
Equinix, Inc.	91	35,854
Equity Lifestyle Properties, Inc.	1,195	126,527
Equity Residential (SBI)	1,488	107,969
Essex Property Trust, Inc.	186	50,443
Extra Space Storage, Inc.	594	58,574
Gaming & Leisure Properties	750	28,125
Healthcare Trust of America, Inc.	1,479	42,033
Highwoods Properties, Inc. (SBI)	543	24,066
Host Hotels & Resorts, Inc.	4,626	83,546
Kimco Realty Corp.	2,233	37,983
Prologis, Inc.	3,606	249,390
Public Storage	56	11,901
Regency Centers Corp.	1,062	69,030
RLJ Lodging Trust	1,092	20,257
Simon Property Group, Inc.	1,325	241,309
SL Green Realty Corp.	677	62,575
Spirit Realty Capital, Inc.	1,054	41,865
Sun Communities, Inc.	699	76,827
Terreno Realty Corp.	350	14,119
The Macerich Co.	912	42,098
UDR, Inc.	4,091	178,981
Ventas, Inc.	1,773	114,341
VEREIT, Inc.	4,139	33,443
VICI Properties, Inc.	2,137	46,010
Vornado Realty Trust	856	59,843
Washington REIT (SBI)	678	17,187
Welltower, Inc.	1,516	117,475

TOTAL UNITED STATES OF AMERICA		2,733,798

TOTAL COMMON STOCKS
(Cost $5,041,875)		5,460,355

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $249,193)	249,144	249,193
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $5,291,068)		5,709,548
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(227,833)
NET ASSETS - 100%		$5,481,715

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,344 or 2.1% of net assets.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$852
Total	$852

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,820	$21,820	$--	$--
Financials	56,482	56,482	--	--
Real Estate	5,382,053	5,058,822	323,231	--
Money Market Funds	249,193	249,193	--	--
Total Investments in Securities:	$5,709,548	$5,386,317	$323,231	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,041,875)	$5,460,355
Fidelity Central Funds (cost $249,193)	249,193
Total Investment in Securities (cost $5,291,068)		$5,709,548
Receivable for investments sold		3,198
Receivable for fund shares sold		4,360
Dividends receivable		9,320
Distributions receivable from Fidelity Central Funds		152
Prepaid expenses		25
Receivable from investment adviser for expense reductions		8,598
Other receivables		30
Total assets		5,735,231
Liabilities
Payable for investments purchased	$209,825
Accrued management fee	2,825
Distribution and service plan fees payable	1,816
Audit fees payable	30,302
Other affiliated payables	787
Other payables and accrued expenses	7,961
Total liabilities		253,516
Net Assets		$5,481,715
Net Assets consist of:
Paid in capital		$5,217,017
Total distributable earnings (loss)		264,698
Net Assets		$5,481,715
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,169,207 ÷ 210,969 shares)		$10.28
Maximum offering price per share (100/94.25 of $10.28)		$10.91
Class M:
Net Asset Value and redemption price per share ($710,401 ÷ 69,099 shares)		$10.28
Maximum offering price per share (100/96.50 of $10.28)		$10.65
Class C:
Net Asset Value and offering price per share ($1,490,072 ÷ 145,670 shares)(a)		$10.23
Class I:
Net Asset Value, offering price and redemption price per share ($946,129 ÷ 91,938 shares)		$10.29
Class Z:
Net Asset Value, offering price and redemption price per share ($165,906 ÷ 16,118 shares)		$10.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Dividends		$56,303
Non-Cash dividends		4,224
Income from Fidelity Central Funds		852
Income before foreign taxes withheld		61,379
Less foreign taxes withheld		(2,494)
Total income		58,885
Expenses
Management fee	$12,784
Transfer agent fees	3,393
Distribution and service plan fees	7,531
Accounting fees and expenses	721
Custodian fees and expenses	13,142
Independent trustees' fees and expenses	10
Registration fees	17,936
Audit	27,649
Legal	4
Miscellaneous	76
Total expenses before reductions	83,246
Expense reductions	(54,761)
Total expenses after reductions		28,485
Net investment income (loss)		30,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,749)
Fidelity Central Funds	(6)
Foreign currency transactions	(388)
Total net realized gain (loss)		(8,143)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	259,894
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		260,009
Net gain (loss)		251,866
Net increase (decrease) in net assets resulting from operations		$282,266

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,400	$48,971
Net realized gain (loss)	(8,143)	5,322
Change in net unrealized appreciation (depreciation)	260,009	115,480
Net increase (decrease) in net assets resulting from operations	282,266	169,773
Distributions to shareholders	(86,970)	–
Distributions to shareholders from net investment income	–	(34,616)
Distributions to shareholders from net realized gain	–	(41,912)
Total distributions	(86,970)	(76,528)
Share transactions - net increase (decrease)	2,114,474	271,453
Total increase (decrease) in net assets	2,309,770	364,698
Net Assets
Beginning of period	3,171,945	2,807,247
End of period	$5,481,715	$3,171,945
Other Information
Undistributed net investment income end of period		$33,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Global Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.15
Net realized and unrealized gain (loss)	.27	.42	(.26)
Total from investment operations	.36	.60	(.11)
Distributions from net investment income	(.15)	(.13)	(.07)
Distributions from net realized gain	(.06)	(.14)	(.01)
Total distributions	(.21)C	(.28)	(.08)
Net asset value, end of period	$10.28	$10.13	$9.81
Total ReturnD,E,F	3.80%	6.16%	(1.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	4.46%I	5.86%	8.94%I
Expenses net of fee waivers, if any	1.39%I,J	1.40%	1.40%I
Expenses net of all reductions	1.39%I	1.38%	1.39%I
Net investment income (loss)	1.79%I	1.80%	1.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,169	$1,001	$657
Portfolio turnover rateK	37%I	46%	59%I

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.142 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.11	$9.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.13
Net realized and unrealized gain (loss)	.28	.42	(.27)
Total from investment operations	.36	.57	(.14)
Distributions from net investment income	(.13)	(.11)	(.06)
Distributions from net realized gain	(.06)	(.14)	(.01)
Total distributions	(.19)	(.25)	(.07)
Net asset value, end of period	$10.28	$10.11	$9.79
Total ReturnC,D,E	3.72%	5.90%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.75%H	5.90%	9.20%H
Expenses net of fee waivers, if any	1.65%H	1.65%	1.65%H
Expenses net of all reductions	1.64%H	1.63%	1.64%H
Net investment income (loss)	1.54%H	1.54%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$710	$570	$550
Portfolio turnover rateI	37%H	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$9.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10	.08
Net realized and unrealized gain (loss)	.28	.42	(.26)
Total from investment operations	.33	.52	(.18)
Distributions from net investment income	(.12)	(.06)	(.05)
Distributions from net realized gain	(.06)	(.14)	(.01)
Total distributions	(.18)	(.20)	(.06)
Net asset value, end of period	$10.23	$10.08	$9.76
Total ReturnC,D,E	3.47%	5.38%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	4.79%H	6.26%	9.75%H
Expenses net of fee waivers, if any	2.14%H,I	2.15%	2.15%H
Expenses net of all reductions	2.13%H	2.13%	2.14%H
Net investment income (loss)	1.05%H	1.04%	.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,490	$614	$737
Portfolio turnover rateJ	37%H	46%	59%H

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.17
Net realized and unrealized gain (loss)	.27	.43	(.26)
Total from investment operations	.37	.63	(.09)
Distributions from net investment income	(.17)	(.16)	(.08)
Distributions from net realized gain	(.06)	(.14)	(.01)
Total distributions	(.23)	(.30)	(.09)
Net asset value, end of period	$10.29	$10.15	$9.82
Total ReturnC,D	3.91%	6.48%	(.80)%
Ratios to Average Net AssetsE,F
Expenses before reductions	4.25%G	5.41%	8.74%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.15%G
Expenses net of all reductions	1.14%G	1.13%	1.14%G
Net investment income (loss)	2.04%G	2.04%	1.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$946	$986	$863
Portfolio turnover rateH	37%G	46%	59%G

 A For the period August 11, 2016 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Global Real Estate Fund Class Z

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.17)
Distributions from net realized gain	(.06)
Total distributions	(.23)
Net asset value, end of period	$10.29
Total ReturnC,D	5.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.93%G
Expenses net of fee waivers, if any	1.00%G
Expenses net of all reductions	.99%G
Net investment income (loss)	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$166
Portfolio turnover rateH	37%G

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Advisor Global Real Estate Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$463,882
Gross unrealized depreciation	(124,516)
Net unrealized appreciation (depreciation)	$339,366
Tax cost	$5,370,182

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(75,280)
Long-term	(11,315)
Total capital loss carryforward	$(86,595)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,766,990 and $695,167, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

During January 2019 the Board approved to change the investment adviser from Fidelity SelectCo, LLC to Fidelity Management & Research Company effective February 1, 2019. There was no change to the management fee.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,460	$589
Class M	.25%	.25%	1,466	1,210
Class C	.75%	.25%	4,605	2,611
			$7,531	$4,410

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$271
Class M	100
$371

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,438.25
Class M	634.22
Class C	620.14
Class I	680.14
Class Z	21.05
	$3,393

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.40%	$17,901
Class M	1.65%	9,094
Class C	2.15%	12,151
Class I	1.15%	14,616
Class Z	1.00%	859
		$54,621

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $124.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019(a)	Year ended July 31, 2018
Distributions to shareholders
Class A	$25,954	$–
Class M	11,502	–
Class C	24,842	–
Class I	21,029	–
Class Z	3,643	–
Total	$86,970	$–
From net investment income
Class A	$–	$10,565
Class M	–	6,191
Class C	–	4,104
Class I	–	13,756
Total	$–	$34,616
From net realized gain
Class A	$–	$11,196
Class M	–	8,065
Class C	–	10,049
Class I	–	12,602
Total	$–	$41,912

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019(a)	Year ended July 31, 2018	Six months ended January 31, 2019(a)	Year ended July 31, 2018
Class A
Shares sold	120,982	43,178	$1,160,150	$423,027
Reinvestment of distributions	2,803	2,212	25,954	21,761
Shares redeemed	(11,693)	(13,506)	(112,544)	(131,704)
Net increase (decrease)	112,092	31,884	$1,073,560	$313,084
Class M
Shares sold	11,455	5,975	$108,483	$59,008
Reinvestment of distributions	1,242	1,449	11,502	14,256
Shares redeemed	(4)	(7,160)	(40)	(69,653)
Net increase (decrease)	12,693	264	$119,945	$3,611
Class C
Shares sold	82,964	6,324	$797,065	$63,092
Reinvestment of distributions	2,694	1,438	24,842	14,153
Shares redeemed	(896)	(22,353)	(8,305)	(213,557)
Net increase (decrease)	84,762	(14,591)	$813,602	$(136,312)
Class I
Shares sold	466	15,189	$4,580	$148,303
Reinvestment of distributions	2,066	2,624	19,150	25,818
Shares redeemed	(7,765)	(8,521)	(77,169)	(83,051)
Net increase (decrease)	(5,233)	9,292	$(53,439)	$91,070
Class Z
Shares sold	15,770	–	$157,579	$–
Reinvestment of distributions	348	–	3,227	–
Net increase (decrease)	16,118	–	$160,806	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments , and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019) for Class A, Class M, Class C, and Class I and for the period (October 2, 2018 to January 31, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2019	Expenses Paid During Period
Class A	1.39%
Actual		$1,000.00	$1,038.00	$7.14-B
Hypothetical-C		$1,000.00	$1,018.20	$7.07-D
Class M	1.65%
Actual		$1,000.00	$1,037.20	$8.47-B
Hypothetical-C		$1,000.00	$1,016.94	$8.39-D
Class C	2.14%
Actual		$1,000.00	$1,034.70	$10.98-B
Hypothetical-C		$1,000.00	$1,014.47	$10.87-D
Class I	1.15%
Actual		$1,000.00	$1,039.10	$5.91-B
Hypothetical-C		$1,000.00	$1,019.41	$5.85-D
Class Z	1.00%
Actual		$1,000.00	$1,053.60	$3.43-B
Hypothetical-C		$1,000.00	$1,019.86	$5.09-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C, and Class I and multiplied by 122/365 (to reflect the period October 2, 2018 to January 31, 2019) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Global Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR for the fund. SelectCo and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the advisory arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the fund's advisory arrangements, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the fund's advisory arrangements. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the advisory arrangements. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund to reflect the fact that, effective February 1, 2019, FMR would assume the duties and rights of SelectCo under the fund's then current management contract. The Board noted that, with the exception of the date, term, and entity name, the terms of the fund's Advisory Contracts, including the fees payable thereunder, would not change as a result of the approval of the Advisory Contracts. The Board considered that FMR would render the same services to the fund under the amended and restated management contract that SelectCo rendered to the fund under the then current management contract and that the sub-advisory agreements were simply being updated to reflect the change in investment adviser. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; or (ii) the day-to-day management of the fund or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with SelectCo as investment adviser for the fund was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to approve the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to approve the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Global Real Estate Fund

2018 Total Return % vs. Lipper Global Real Estate Fund Classification and EPRA/NAREIT Dev (G):

75% beaten
25% beaten
Benchmark
Class I
Class C
9.00
8.00
7.00
6.00
5.00
4.00
7.83
6.72
6.70
7.03
5.07
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	81%	-	-
Class C	69%	-	-
Class I	87%	-	-
Class M	80%	-	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Global Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that the investment adviser has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.40%, 1.65%, 2.15%, and 1.15% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

AGRE-SANN-0319
1.9881281.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2019